UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-05344

WILLIAM BLAIR FUNDS

(Exact name of registrant as specified in charter)

222 WEST ADAMS STREET CHICAGO, IL 60606

(Address of principal executive offices) (Zip code)

Michelle R. Seitz, President, William Blair Funds.

222 West Adams Street

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-236-1600

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ((S)(S) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

Item 1. Schedule of Investments

Growth Fund

Portfolio of Investments, September 30, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Information Technology—36.8%
	Apple, Inc.	82,685	$55,172
*	Cavium, Inc.	235,300	7,843
*	Citrix Systems, Inc.	165,900	12,703
*	Cognizant Technology Solutions Corporation Class “A”	145,600	10,180
*	eBay, Inc.	415,700	20,124
	Genpact, Ltd.†	865,918	14,444
*	Google, Inc. Class “A”	46,405	35,013
	Mastercard, Inc. Class “A”	51,600	23,296
	QUALCOMM, Inc.	415,140	25,942
*	RealPage, Inc.	293,461	6,632
*	SolarWinds, Inc.	155,700	8,679
	Solera Holdings, Inc.	109,300	4,795
*	VeriSign, Inc.	246,900	12,022

			236,845

	Industrials—16.3%
*	BE Aerospace, Inc.	172,500	7,262
	Fastenal Co.	300,758	12,930
*	IHS, Inc. Class “A”	168,533	16,407
*	Jacobs Engineering Group, Inc.	354,100	14,316
*	Stericycle, Inc.	157,093	14,220
*	TransDigm Group, Inc.	120,380	17,078
*	Trimas Corporation	306,423	7,388
	Union Pacific Corporation	126,000	14,956

			104,557

	Health Care—14.0%
*	Align Technology, Inc.	133,000	4,917
	Allergan, Inc.	187,900	17,208
*	DaVita, Inc.	77,600	8,040
*	Gilead Sciences, Inc.	337,335	22,375
*	Haemonetics Corporation	152,200	12,207
*	HMS Holdings Corporation	259,000	8,658
*	IDEXX Laboratories, Inc.	98,718	9,808
*	Illumina, Inc.	140,900	6,791

			90,004

	Consumer Discretionary—13.4%
*	Amazon.com, Inc.	80,100	20,371
*	Discovery Communications, Inc. Class “A”	170,800	10,185
	Harley-Davidson, Inc.	303,699	12,868
*	K12, Inc.	208,056	4,203
	McDonald’s Corporation	195,064	17,897
*	Pandora Media, Inc.	801,315	8,775
*	Teavana Holdings, Inc.	347,186	4,527
*	Vera Bradley, Inc.	299,300	7,138

			85,964

	Energy—6.3%
*	Cameron International Corporation	143,647	8,054
	Occidental Petroleum Corporation	117,900	10,147

See accompanying Notes to Portfolio of Investments.

Growth Fund

Portfolio of Investments, September 30, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Energy—(continued)
	Schlumberger, Ltd.†	305,300	$22,082

			40,283

	Materials—4.2%
	Airgas, Inc.	146,100	12,024
	Ecolab, Inc.	236,320	15,316

			27,340

	Financials—3.4%
*	IntercontinentalExchange, Inc.	126,000	16,810
	LPL Financial Holdings, Inc.	174,747	4,987

			21,797

	Consumer Staples—2.5%
*	Green Mountain Coffee Roasters, Inc.	247,000	5,866
	Mead Johnson Nutrition Co.	137,500	10,076

			15,942

	Total Common Stocks—96.9% (cost $480,289)		622,732

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.120% dated 9/28/12, due 10/1/12, repurchase price $16,715, collateralized by FNMA, 4.375%, due 10/15/2015	$16,714	16,714

	Total Repurchase Agreement—2.6% (cost $16,714)		16,714

	Total Investments—99.5% (cost $497,003)		639,446
	Cash and other assets, less liabilities—0.5%		2,986

	Net assets—100.0%		$642,432

*	Non-income producing securities

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Large Cap Growth Fund

Portfolio of Investments, September 30, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Information Technology—32.5%
	Accenture plc Class “A”†	6,480	$454
	Apple, Inc.	4,905	3,273
*	Citrix Systems, Inc.	11,150	854
*	Cognizant Technology Solutions Corporation Class “A”	6,280	439
*	eBay, Inc.	16,530	800
*	Google, Inc. Class “A”	1,483	1,119
	Mastercard, Inc. Class “A”	1,800	812
	QUALCOMM, Inc.	15,125	945
*	Trimble Navigation, Ltd.	5,470	261
*	VeriSign, Inc.	5,950	290

			9,247

	Consumer Discretionary—15.3%
*	Amazon.com, Inc.	2,680	682
*	Discovery Communications, Inc. Class “A”	12,850	766
*	Dollar General Corporation	12,700	655
	Harley-Davidson, Inc.	14,860	630
	NIKE, Inc. Class “B”	3,050	289
*	priceline.com, Inc.	1,046	647
	Starbucks Corporation	13,380	679

			4,348

	Industrials—12.4%
	Donaldson Co., Inc.	14,720	511
	Precision Castparts Corporation	5,130	838
*	Stericycle, Inc.	9,660	874
	Union Pacific Corporation	8,210	974
	W.W. Grainger, Inc.	1,620	338

			3,535

	Consumer Staples—9.3%
	Colgate-Palmolive Co.	8,930	958
*	Green Mountain Coffee Roasters, Inc.	12,520	297
	Mead Johnson Nutrition Co.	11,970	877
	Whole Foods Market, Inc.	5,310	517

			2,649

	Financials—8.3%
*	Affiliated Managers Group, Inc.	5,190	638
	JPMorgan Chase & Co.	29,390	1,190
	T Rowe Price Group, Inc.	8,350	529

			2,357

	Health Care—7.9%
	Allergan, Inc.	8,155	747
*	Gilead Sciences, Inc.	18,380	1,219
*	IDEXX Laboratories, Inc.	2,870	285

			2,251

	Energy—6.9%
	National Oilwell Varco, Inc.	5,060	405

See accompanying Notes to Portfolio of Investments.

Large Cap Growth Fund

Portfolio of Investments, September 30, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Energy—(continued)
	Occidental Petroleum Corporation	5,110	$440
	Schlumberger, Ltd.†	15,530	1,123

			1,968

	Materials—3.2%
	Monsanto Co.	4,670	425
	Praxair, Inc.	4,655	484

			909

	Telecommunication Services—2.7%
*	SBA Communications Corporation Class “A”	12,450	783

	Total Common Stocks—98.5% (cost $21,402)		28,047

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.120% dated 9/28/12, due 10/1/12, repurchase price $202, collateralized by U.S. Treasury Note, 1.250%, due 10/31/15	$202	202

	Total Repurchase Agreement—0.7% (cost $202)		202

	Total Investments—99.2% (cost $21,604)		28,249
	Cash and other assets, less liabilities—0.8%		225

	Net assets—100.0%		$28,474

ADR = American Depository Receipt

† = U.S. listed foreign security

*	Non-income producing securities

See accompanying Notes to Portfolio of Investments.

Small Cap Growth Fund

Portfolio of Investments, September 30, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Health Care—19.7%
*	ABIOMED, Inc.	133,080	$2,793
*	Air Methods Corporation	43,232	5,161
*	Brookdale Senior Living, Inc.	233,912	5,431
*	Conceptus, Inc.	175,239	3,559
*	Cyberonics, Inc.	106,231	5,569
*	ExamWorks Group, Inc.	473,329	7,062
*	Haemonetics Corporation	90,126	7,228
*	HealthSouth Corporation	178,365	4,292
*	HMS Holdings Corporation	115,397	3,858
*	Natus Medical, Inc.	367,256	4,800
*	Novadaq Technologies, Inc.†	460,571	4,762
*	NxStage Medical, Inc.	506,152	6,686
*	Quidel Corporation	348,079	6,589
*	Spectranetics Corporation	118,827	1,753
*	TearLab Corporation	843,988	3,249
*	The Providence Service Corporation	352,553	4,580
	Trinity Biotech plc—ADR	658,710	8,280

			85,652

	Information Technology—17.8%
*	Bottomline Technologies, Inc.	346,827	8,563
*	Cardtronics, Inc.	142,034	4,230
*	Cavium, Inc.	93,867	3,129
*	Envestnet, Inc.	14,174	166
*	Exar Corporation	20,460	164
*	Inuvo, Inc.	2,171,739	1,585
*	Liquidity Services, Inc.	58,576	2,941
*	RealPage, Inc.	225,980	5,107
*	Silicon Laboratories, Inc.	107,531	3,953
*	SolarWinds, Inc.	71,800	4,002
*	Stamps.com, Inc.	233,514	5,403
	Syntel, Inc.	88,677	5,534
*	Tangoe, Inc.	358,027	4,701
*	TeleTech Holdings, Inc.	406,060	6,923
*	Ultimate Software Group, Inc.	67,302	6,872
*	ValueClick, Inc.	200,015	3,438
*	WNS Holdings, Ltd.—ADR	696,958	7,137
*	Wright Express Corp.	50,371	3,512

			77,360

	Industrials—17.5%
	Acorn Energy, Inc.	462,052	4,122
*	CAI International, Inc.	492,094	10,098
*	Encore Capital Group, Inc.	246,322	6,961
*	Franklin Covey Co.	614,483	7,374
*	Furmanite Corporation	519,289	2,950
	Healthcare Services Group, Inc.	309,668	7,082
*	Heritage-Crystal Clean, Inc.	224,279	4,452
*	Huron Consulting Group, Inc.	183,127	6,377
*	ICF International, Inc.	200,894	4,038
*	Mistras Group, Inc.	131,569	3,052

See accompanying Notes to Portfolio of Investments.

Small Cap Growth Fund

Portfolio of Investments, September 30, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Industrials—(continued)
*	Navigant Consulting, Inc.	327,361	$3,617
*	On Assignment, Inc.	255,885	5,097
*	Performant Financial Corporation	255,490	2,726
*	Trimas Corporation	341,695	8,238

			76,184

	Consumer Discretionary—14.4%
*	Dorman Products, Inc.	129,051	4,066
*	Genesco, Inc.	44,767	2,987
*	Gentherm, Inc.	572,464	7,122
	Jarden Corporation	137,534	7,267
*	K12, Inc.	177,934	3,594
	MDC Partners, Inc. Class “A”†	169,952	2,097
*	Pandora Media, Inc.	560,913	6,142
*	Select Comfort Corporation	88,179	2,782
*	Shuffle Master, Inc.	291,013	4,601
	Six Flags Entertainment Corporation	195,427	11,491
*	Steven Madden, Ltd.	65,875	2,880
*	U.S. Auto Parts Network, Inc.	1,091,812	3,778
*	Vera Bradley, Inc.	150,292	3,585

			62,392

	Financials—12.9%
*	Cowen Group, Inc.	2,282,744	6,163
*	First Cash Financial Services, Inc.	254,232	11,697
*	FirstService Corporation†	140,128	3,916
	GFI Group, Inc.	1,096,781	3,488
*	ICG Group, Inc.	788,281	8,009
	Jones Lang LaSalle, Inc.	67,624	5,163
	Manning & Napier, Inc.	374,001	4,559
	Marlin Business Services Corporation	156,276	3,315
*	National Financial Partners Corporation	586,256	9,908

			56,218

	Energy—5.1%
*	Atwood Oceanics, Inc.	88,572	4,026
*	Dril-Quip, Inc.	51,576	3,707
*	Hornbeck Offshore Services, Inc.	97,239	3,564
*	Laredo Petroleum Holdings, Inc.	103,505	2,275
*	Oil States International, Inc.	45,942	3,650
*	PDC Energy, Inc.	149,538	4,730

			21,952

	Materials—2.0%
*	Horsehead Holding Corporation	364,731	3,407
*	Stillwater Mining Co.	435,896	5,139

			8,546

	Consumer Staples—1.5%
*	Green Mountain Coffee Roasters, Inc.	51,228	1,217

See accompanying Notes to Portfolio of Investments.

Small Cap Growth Fund

Portfolio of Investments, September 30, 2012 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Consumer Staples—(continued)
Nu Skin Enterprises, Inc. Class “A”	138,093	$5,362

		6,579

Total Common Stocks—90.9% (cost $340,953)		394,883

Exchange-Traded Fund
iShares Russell 2000 Growth Index Fund	219,000	20,938

Total Exchange-Traded Fund—4.8% (cost $20,547)		20,938

Repurchase Agreement
Fixed Income Clearing Corporation, 0.120% dated 9/28/12, due 10/1/12, repurchase price $21,148, collateralized by U.S. Treasury Note, 1.250%, due 10/31/15	$21,148	21,148

Total Repurchase Agreement—4.9% (cost $21,148)		21,148

Total Investments—100.6% (cost $382,648)		436,969
Liabilities, plus cash and other assets—(0.6)%		(2,503)

Net assets—100.0%		$434,466

ADR = American Depository Receipt

*	Non-income producing securities

† = U.S. listed foreign security

If the Fund’s portfolio holdings represent ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined in the Investment Company Act of 1940. The Small Cap Growth Fund had the following transactions during the period ended September 30, 2012 with companies deemed affiliated during the period or at September 30, 2012.

		Share Activity				Period Ended September 30, 2012
						(in thousands)
	Security Name	Balance 12/31/2011	Purchases	Sales	Balance 9/30/2012	Value	Dividends Included in Income
	Dreams, Inc.	2,671,926	119,643	2,791,569	—	—	—
p	Inuvo, Inc.	861,747	1,309,992	—	2,171,739	1,585	—
	Kensey Nash Corporation	483,937	44,009	527,946	—	—	217
*	Vertro, Inc.	847,343	—	847,343	—	—	—

						$1,585	217

p	Affiliated company at September 30, 2012. The Small Cap Growth Fund’s total value in companies deemed to be affiliated at September 30, 2012 was $1,585 (in thousands).
*	Vertro, Inc. was acquired by Inuvo, Inc. at rate 1.546 shares of Inuvo, Inc. for each share of Vertro, Inc. on March 2, 2012.

See accompanying Notes to Portfolio of Investments.

Mid Cap Growth Fund

Portfolio of Investments, September 30, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Information Technology—21.2%
	Amphenol Corporation	157,800	$9,291
*	Aruba Networks, Inc.	404,300	9,091
*	Cavium, Inc.	225,312	7,510
*	Citrix Systems, Inc.	142,200	10,888
*	Concur Technologies, Inc.	56,730	4,183
	Genpact, Ltd.†	127,541	2,127
*	Informatica Corporation	97,600	3,398
*	RealPage, Inc.	152,000	3,435
*	Silicon Laboratories, Inc.	197,180	7,248
*	SolarWinds, Inc.	159,100	8,868
*	Trimble Navigation, Ltd.	118,304	5,638
*	VeriSign, Inc.	188,100	9,159

			80,836

	Consumer Discretionary—17.9%
*	Bed Bath & Beyond, Inc.	130,860	8,244
*	Chipotle Mexican Grill, Inc.	18,990	6,030
	Dick’s Sporting Goods, Inc.	241,929	12,544
	Harley-Davidson, Inc.	179,200	7,593
	Harman International Industries, Inc.	129,806	5,992
*	Lululemon Athletica, Inc.	162,200	11,993
*	O’Reilly Automotive, Inc.	96,780	8,093
*	Select Comfort Corporation	185,400	5,849
	Tractor Supply Co.	19,200	1,899

			68,237

	Industrials—15.3%
	AMETEK, Inc.	54,700	1,939
*	Clean Harbors, Inc.	130,600	6,380
	Donaldson Co., Inc.	279,000	9,684
	Fastenal Co.	87,062	3,743
	J.B. Hunt Transport Services, Inc.	155,100	8,071
*	Jacobs Engineering Group, Inc.	134,200	5,426
*	Polypore International, Inc.	107,900	3,814
*	Stericycle, Inc.	102,630	9,290
*	TransDigm Group, Inc.	70,550	10,009

			58,356

	Health Care—11.0%
*	Cerner Corporation	35,500	2,748
*	HealthSouth Corporation	346,124	8,328
*	HMS Holdings Corporation	339,200	11,339
*	IDEXX Laboratories, Inc.	106,372	10,568
	Perrigo Co.	76,200	8,852

			41,835

	Financials—9.9%
*	Affiliated Managers Group, Inc.	51,475	6,331
	First Republic Bank	182,300	6,282
	LPL Financial Holdings, Inc.	328,900	9,387
*	Signature Bank	119,900	8,043

See accompanying Notes to Portfolio of Investments.

Mid Cap Growth Fund

Portfolio of Investments, September 30, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Financials—(continued)
	T Rowe Price Group, Inc.	117,200	$7,419

			37,462

	Energy—6.6%
*	Cameron International Corporation	109,600	6,145
*	Denbury Resources, Inc.	279,270	4,513
*	FMC Technologies, Inc.	175,200	8,112
	Range Resources Corporation	88,300	6,170

			24,940

	Consumer Staples—6.5%
*	Green Mountain Coffee Roasters, Inc.	230,446	5,473
	McCormick & Co., Inc.	146,600	9,095
	Mead Johnson Nutrition Co.	140,500	10,296

			24,864

	Materials—5.0%
	Airgas, Inc.	92,300	7,596
	Ecolab, Inc.	177,900	11,530

			19,126

	Telecommunication Services—3.6%
*	SBA Communications Corporation Class “A”	215,300	13,542

	Total Common Stocks—97.0% (cost $335,726)		369,198

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.120% dated 9/28/12, due 10/1/12, repurchase price $11,337, collateralized by FNMA, 4.375%, due 10/15/15	$11,337	11,337

	Total Repurchase Agreement—3.0% (cost $11,337)		11,337

	Total Investments—100.0% (cost $347,063)		380,535
	Cash and other assets, less liabilities—0.0%		95

	Net assets—100.0%		$380,630

*	Non-income producing securities

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Growth Fund

Portfolio of Investments, September 30, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Industrials—24.2%
*	Allegiant Travel Co.	56,765	$3,597
*	BE Aerospace, Inc.	171,053	7,201
*	Fortune Brands Home & Security, Inc.	339,500	9,170
	Healthcare Services Group, Inc.	288,432	6,596
*	Huron Consulting Group, Inc.	136,185	4,742
*	ICF International, Inc.	227,825	4,579
	Manpower, Inc.	92,950	3,421
*	Portfolio Recovery Associates, Inc.	53,600	5,598
	Robert Half International, Inc.	291,600	7,765
	Roper Industries, Inc.	62,600	6,879
*	Standard Parking Corporation	152,318	3,417
*	Stericycle, Inc.	132,970	12,036
	The Corporate Executive Board Co.	108,735	5,832
*	TransDigm Group, Inc.	48,808	6,924
*	Trimas Corporation	250,223	6,033

			93,790

	Information Technology—22.4%
*	ANSYS, Inc.	98,700	7,245
*	Aruba Networks, Inc.	217,900	4,899
	Booz Allen Hamilton Holding Corporation	260,118	3,603
*	Cavium, Inc.	123,673	4,122
*	Concur Technologies, Inc.	80,700	5,950
*	Constant Contact, Inc.	230,600	4,012
*	CoStar Group, Inc.	83,200	6,784
*	Envestnet, Inc.	19,001	222
*	Gartner, Inc.	87,600	4,038
	Genpact, Ltd.†	213,000	3,553
*	Guidewire Software, Inc.	166,600	5,173
*	Informatica Corporation	132,500	4,612
*	MICROS Systems, Inc.	67,200	3,301
	NIC, Inc.	204,670	3,029
*	RealPage, Inc.	274,860	6,212
*	Riverbed Technology, Inc.	195,100	4,540
*	SolarWinds, Inc.	71,100	3,963
*	Ultimate Software Group, Inc.	68,225	6,966
*	Wright Express Corp.	66,900	4,664

			86,888

	Health Care—18.1%
*	ABIOMED, Inc.	211,438	4,438
*	athenahealth, Inc.	55,671	5,109
*	BioMarin Pharmaceutical, Inc.	127,500	5,134
*	Brookdale Senior Living, Inc.	180,876	4,200
*	Catamaran Corporation†	110,916	10,866
*	Cyberonics, Inc.	69,789	3,658
*	Haemonetics Corporation	48,787	3,913
*	HealthSouth Corporation	199,484	4,800
*	HMS Holdings Corporation	223,892	7,485
*	Hologic, Inc.	305,600	6,185
	Perrigo Co.	80,500	9,352

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Growth Fund

Portfolio of Investments, September 30, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Health Care—(continued)
*	Sirona Dental Systems, Inc.	89,383	$5,091

			70,231

	Consumer Discretionary—13.4%
	Dick’s Sporting Goods, Inc.	219,890	11,401
*	Grand Canyon Education, Inc.	189,300	4,454
*	K12, Inc.	280,514	5,667
*	LKQ Corporation	286,600	5,302
*	Pandora Media, Inc.	292,002	3,198
	Polaris Industries, Inc.	65,600	5,305
*	Sally Beauty Holdings, Inc.	161,000	4,040
	Texas Roadhouse, Inc.	188,943	3,231
	Tractor Supply Co.	52,900	5,231
*	Under Armour, Inc.	70,220	3,920

			51,749

	Financials—7.4%
*	Affiliated Managers Group, Inc.	66,009	8,119
	CBOE Holdings, Inc.	138,700	4,080
	First Republic Bank	144,000	4,962
*	FirstService Corporation†	152,614	4,266
	Jones Lang LaSalle, Inc.	72,600	5,543
*	National Financial Partners Corporation	97,460	1,647

			28,617

	Energy—5.8%
	Cabot Oil & Gas Corporation	79,900	3,587
	Core Laboratories N.V.†	35,500	4,313
	Helmerich & Payne, Inc.	80,400	3,828
*	KiOR, Inc.	244,497	2,274
	Oceaneering International, Inc.	74,400	4,111
*	Oil States International, Inc.	54,600	4,338

			22,451

	Telecommunication Services—3.3%
*	SBA Communications Corporation Class “A”	201,300	12,662

	Materials—2.0%
	Celanese Corporation	108,200	4,102
	Rockwood Holdings, Inc.	80,300	3,742

			7,844

	Consumer Staples—1.0%
*	Green Mountain Coffee Roasters, Inc.	157,523	3,741

	Total Common Stocks—97.6% (cost $331,986)		377,973

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Growth Fund

Portfolio of Investments, September 30, 2012 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
Repurchase Agreement
Fixed Income Clearing Corporation, 0.120% dated 9/28/12, due 10/1/12, repurchase price $9,919, collateralized by FNMA, 4.375%, due 10/15/15	$9,919	$9,919

Total Repurchase Agreement—2.6% (cost $9,919)		9,919

Total Investments—100.2% (cost $341,905)		387,892
Liabilities, plus cash and other assets—(0.2)%		(849)

Net assets—100.0%		$387,043

*	Non-income producing securities

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Global Growth Fund

Portfolio of Investments, September 30, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Western Hemisphere—44.2%
	Canada—3.5%
	Brookfield Asset Management, Inc. Class “A” (Real estate management & development)†	23,479	$810
	The Toronto-Dominion Bank (Commercial banks)	12,867	1,073

			1,883

	United States—40.7%
*	Affiliated Managers Group, Inc. (Capital markets)	5,360	659
*	Align Technology, Inc. (Health care equipment & supplies)	7,664	283
	American Express Co. (Consumer finance)	14,191	807
	AMETEK, Inc. (Electrical equipment)	17,621	625
	Apple, Inc. (Computers & peripherals)	2,428	1,620
*	Citrix Systems, Inc. (Software)	8,304	636
	Colgate-Palmolive Co. (Household products)	7,517	806
	Costco Wholesale Corporation (Food & staples retailing)	8,412	842
*	Discovery Communications, Inc. Class “A” (Media)	14,060	838
*	Express Scripts Holding Co. (Health care providers & services)	16,257	1,019
	Exxon Mobil Corporation (Oil, gas & consumable fuels)	11,905	1,089
*	Fortune Brands Home & Security, Inc. (Building products)	14,876	402
	Harley-Davidson, Inc. (Automobiles)	16,103	682
*	IDEXX Laboratories, Inc. (Health care equipment & supplies)	5,143	511
	JPMorgan Chase & Co. (Diversified financial services)	28,585	1,157
	Marriott International, Inc. Class “A” (Hotels, restaurants & leisure)	17,243	674
	Mastercard, Inc. Class “A” (IT services)	2,094	945
	McCormick & Co., Inc. (Food products)	8,786	545
*	Monster Beverage Corporation (Beverages)	6,684	362
*	O’Reilly Automotive, Inc. (Specialty retail)	8,635	722
*	priceline.com, Inc. (Internet & catalog retail)	1,332	824
	QUALCOMM, Inc. (Communications equipment)	15,080	942
	Schlumberger, Ltd. (Energy equipment & services)†	11,040	799
*	SolarWinds, Inc. (Software)	8,319	464
	Starbucks Corporation (Hotels, restaurants & leisure)	6,963	353
	The Walt Disney Co. (Media)	14,949	782
	Union Pacific Corporation (Road & rail)	7,359	874
	W.W. Grainger, Inc. (Trading companies & distributors)	1,578	329
	Williams-Sonoma, Inc. (Specialty retail)	17,552	772
	Yum! Brands, Inc. (Hotels, restaurants & leisure)	11,863	787

			22,150

	Europe, Mid-East—19.5%
	Denmark—3.3%
	CHR Hansen Holding A/S (Chemicals)	9,021	272
	Coloplast A/S Class “B” (Health care equipment & supplies)	1,755	365
	Novo Nordisk A/S Class “B” (Pharmaceuticals)	7,142	1,128

			1,765

	France—2.7%
	BNP Paribas S.A. (Commercial banks)	10,991	522
	Essilor International S.A. (Health care equipment & supplies)	3,146	295

See accompanying Notes to Portfolio of Investments.

Global Growth Fund

Portfolio of Investments, September 30, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe, Mid-East—19.5%—(continued)
	France—2.7%—(continued)
	Technip S.A. (Energy equipment & services)	6,036	$671

			1,488

	Germany—6.3%
	Bayerische Motoren Werke AG (Automobiles)	10,696	782
	Brenntag AG (Trading companies & distributors)	4,613	591
	Fresenius SE & Co. KGaA (Health care providers & services)	6,114	710
	MTU Aero Engines Holding AG (Aerospace & defense)	3,571	285
	SAP AG (Software)	14,874	1,053

			3,421

	Israel—1.2%
*	Check Point Software Technologies, Ltd. (Software)†	13,232	637

	Sweden—1.4%
	Atlas Copco AB Class “A” (Machinery)	33,500	782

	Switzerland—4.6%
	Nestle S.A. (Food products)	12,794	807
	Partners Group Holding AG (Capital markets)	3,362	699
	Syngenta AG (Chemicals)	2,680	1,002

			2,508

	United Kingdom—16.3%
	Abcam plc (Biotechnology)	38,289	248
	AMEC plc (Energy equipment & services)	16,882	313
	ARM Holdings plc (Semiconductors & semiconductor equipment)	58,838	546
	Ashmore Group plc (Capital markets)	72,615	399
	Babcock International Group plc (Commercial services & supplies)	22,544	338
	BG Group plc (Oil, gas & consumable fuels)	34,907	705
	BHP Billiton plc (Metals & mining)	32,232	1,002
	Burberry Group plc (Textiles, apparel & luxury goods)	6,884	111
	Compass Group plc (Hotels, restaurants & leisure)	71,512	789
	Diageo plc (Beverages)	39,591	1,112
	Experian plc (Professional services)	53,507	889
	Hargreaves Lansdown plc (Capital markets)	30,675	311
	Lancashire Holdings, Ltd. (Insurance)	19,555	260
	Pearson plc (Media)	30,984	606
*	Rolls-Royce Holdings plc (Aerospace & defense)	57,618	784
	The Weir Group plc (Machinery)	15,721	449

			8,862

	Emerging Asia—9.5%
	China—3.9%
*	Baidu, Inc.—ADR (Internet software & services)	9,505	1,110
	China Mobile, Ltd. (Wireless telecommunication services)	67,500	748
*	WuXi PharmaTech Cayman, Inc.—ADR (Life sciences tools & services)	19,138	286

			2,144

See accompanying Notes to Portfolio of Investments.

Global Growth Fund

Portfolio of Investments, September 30, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Emerging Asia—9.5%—(continued)
	Indonesia—1.5%
	PT Bank Rakyat Indonesia (Commercial banks)	1,048,500	$816

	South Korea—4.1%
	Hyundai Motor Co. (Automobiles)	5,022	1,139
	Samsung Electronics Co., Ltd. (Semiconductors & semiconductor equipment)	886	1,073

			2,212

	Japan—3.2%
	Fanuc Corporation (Machinery)	3,500	564
	Softbank Corporation (Wireless telecommunication services)	29,100	1,179

			1,743

	Asia—1.8%
	Hong Kong—1.8%
	AIA Group, Ltd. (Insurance)	263,600	982

	Emerging Latin America—1.8%
	Argentina—0.5%
	MercadoLibre, Inc. (Internet software & services)	3,402	281

	Brazil—1.3%
	BR Malls Participacoes S.A. (Real estate management & development)	48,300	671

	Emerging Europe, Mid-East, Africa—1.7%
	South Africa—1.7%
*	Aspen Pharmacare Holdings, Ltd. (Pharmaceuticals)	23,420	402
	Bidvest Group, Ltd. (Industrial conglomerates)	20,588	510

			912

	Total Common Stocks—98.0% (cost $44,456)		53,257

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.120% dated 9/28/12, due 10/1/12, repurchase price $1,563, collateralized by U.S. Treasury Note, 1.250%, due 10/31/15	$1,563	1,563

	Total Repurchase Agreement—2.9% (cost $1,563)		1,563

	Total Investments—100.9% (cost $46,019)		54,820
	Liabilities, plus cash and other assets—(0.9)%		(467)

	Net assets—100.0%		$54,353

ADR = American Depository Receipt

† = U.S. listed foreign security

*	Non-income producing securities

See accompanying Notes to Portfolio of Investments.

Global Growth Fund

Portfolio of Investments, September 30, 2012 (all dollar amounts in thousands) (unaudited)

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

Global Growth Fund

Portfolio of Investments, September 30, 2012 (all dollar amounts in thousands) (unaudited)

At September 30, 2012, the Fund’s Portfolio of Investments includes the following industry categories:

Consumer Discretionary	18.5%
Information Technology	17.5%
Financials	17.2%
Industrials	13.9%
Health Care	9.9%
Consumer Staples	8.4%
Energy	6.7%
Materials	4.3%
Telecommunication Services	3.6%

Total	100.0%

At September 30, 2012, the Fund’s Portfolio of Investments includes the following currency categories:

U.S. Dollar	46.9%
British Pound Sterling	16.6%
Euro	9.2%
Swiss Franc	4.7%
South Korean Won	4.2%
Hong Kong Dollar	3.8%
Danish Krone	3.3%
Japanese Yen	3.3%
Canadian Dollar	2.0%
South African Rand	1.7%
Indonesian Rupiah	1.5%
Swedish Krona	1.5%
Brazilian Real	1.3%

Total	100.0%

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, September 30, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe—35.9%
	Austria—0.7%
	Andritz AG (Machinery)	370,488	$20,981
	Schoeller-Bleckmann Oilfield Equipment AG (Energy equipment & services)	39,031	4,052

			25,033

	Belgium—0.2%
	Colruyt S.A. (Food & staples retailing)	176,719	7,697

	Denmark—0.9%
	Coloplast A/S Class “B” (Health care equipment & supplies)	118,249	24,622
	SimCorp A/S (Software)	28,353	6,055

			30,677

	Finland—1.1%
	Kone Oyj (Machinery)	353,279	24,447
	Nokian Renkaat Oyj (Auto components)	327,797	13,332

			37,779

	France—10.7%
	Arkema S.A. (Chemicals)	337,600	31,609
	AXA S.A. (Insurance)	3,959,050	58,965
	BNP Paribas S.A. (Commercial banks)	1,809,861	86,007
	CFAO S.A. (Distributors)	128,882	6,173
	Christian Dior S.A. (Textiles, apparel & luxury goods)	266,831	35,798
*	Credit Agricole S.A. (Commercial banks)	510,426	3,522
	Sanofi (Pharmaceuticals)	795,427	67,821
	Societe BIC S.A. (Commercial services & supplies)	62,454	7,546
	Unibail-Rodamco SE (Real estate investment trusts (REITs))	167,603	33,405
	Vinci S.A. (Construction & engineering)	333,573	14,208
	Vivendi S.A. (Diversified telecommunication services)	1,194,598	23,295
	Zodiac Aerospace (Aerospace & defense)	103,079	10,064

			378,413

	Germany—3.7%
	Aixtron AG (Semiconductors & semiconductor equipment)	509,409	6,792
	Bayer AG (Pharmaceuticals)	507,342	43,570
	Brenntag AG (Trading companies & distributors)	106,747	13,663
	Deutsche Bank AG (Capital markets)	324,024	12,802
	Deutsche Wohnen AG (Real estate management & development)	213,848	3,756
	Fresenius SE & Co. KGaA (Health care providers & services)	222,985	25,887
	Gerry Weber International AG (Textiles, apparel & luxury goods)	202,380	8,364
	MTU Aero Engines Holding AG (Aerospace & defense)	206,300	16,476

			131,310

	Ireland—0.3%
	Paddy Power plc (Hotels, restaurants & leisure)	107,227	7,955
	Shire plc (Pharmaceuticals)	114,959	3,367

			11,322

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, September 30, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe—35.9%—(continued)
	Italy—1.0%
	Azimut Holding SpA (Capital markets)	456,949	$5,270
	Intesa Sanpaolo SpA (Commercial banks)	7,545,214	11,470
	Pirelli & C. SpA (Auto components)	1,292,419	13,918
	Tod’s SpA (Textiles, apparel & luxury goods)	45,709	4,940

			35,598

	Netherlands—4.2%
	ASML Holding N.V. (Semiconductors & semiconductor equipment)	253,092	13,526
	Fugro N.V. (Energy equipment & services)	213,732	14,535
	Royal Dutch Shell plc Class “B” (Oil, gas & consumable fuels)	1,846,056	65,523
	Unilever N.V. (Food products)	1,584,539	56,057

			149,641

	Norway—3.1%
	Fred Olsen Energy ASA (Energy equipment & services)	151,247	6,759
*	Norwegian Air Shuttle ASA (Airlines)	290,057	5,443
	Schibsted ASA (Media)	246,261	9,414
	Statoil ASA (Oil, gas & consumable fuels)	2,301,412	59,414
	Telenor ASA (Diversified telecommunication services)	1,482,233	28,900

			109,930

	Spain—1.7%
*	Banco Santander S.A. (Commercial banks)	1,570,913	11,698
	Bolsas y Mercados Espanoles S.A. (Diversified financial services)	229,432	4,825
	Inditex S.A. (Specialty retail)	306,501	38,060
	Viscofan S.A. (Food products)	147,475	6,750

			61,333

	Sweden—2.3%
	Atlas Copco AB Class “A” (Machinery)	1,464,748	34,184
	Axis Communications AB (Communications equipment)	128,480	3,188
	Getinge AB (Health care equipment & supplies)	1,045,632	31,550
	Hexpol AB (Chemicals)	162,641	6,314
	JM AB (Household durables)	276,947	5,059

			80,295

	Switzerland—6.0%
	Burckhardt Compression Holding AG (Machinery)	934	277
*	Credit Suisse Group AG (Capital markets)	773,717	16,396
*	Geberit AG (Building products)	110,349	23,994
	Glencore International plc (Metals & mining)	9,007,186	49,903
	Nestle S.A. (Food products)	964,398	60,807
	Partners Group Holding AG (Capital markets)	82,070	17,077
	SGS S.A. (Professional services)	7,009	14,398
	Syngenta AG (Chemicals)	72,020	26,917

			209,769

	United Kingdom—17.1%
	Abcam plc (Biotechnology)	1,064,608	6,907

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, September 30, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	United Kingdom—17.1%—(continued)
	AMEC plc (Energy equipment & services)	1,397,903	$25,869
	Amlin plc (Insurance)	1,951,309	12,714
	ARM Holdings plc (Semiconductors & semiconductor equipment)	1,519,988	14,113
	Ashmore Group plc (Capital markets)	2,755,555	15,151
	Babcock International Group plc (Commercial services & supplies)	1,929,606	28,885
	Bunzl plc (Trading companies & distributors)	589,974	10,565
	Croda International plc (Chemicals)	179,049	7,011
	Derwent London plc (Real estate investment trusts (REITs))	353,711	11,172
	Diageo plc (Beverages)	2,285,912	64,210
	Dunelm Group plc (Specialty retail)	1,054,713	10,934
	Elementis plc (Chemicals)	2,064,570	7,735
	Experian plc (Professional services)	1,133,913	18,841
	Halma plc (Electronic equipment, instruments & components)	1,395,399	9,552
	Hiscox, Ltd. (Insurance)	966,795	7,587
	IG Group Holdings plc (Diversified financial services)	1,307,916	9,420
	InterContinental Hotels Group plc (Hotels, restaurants & leisure)	1,205,173	31,527
	ITV plc (Media)	14,731,947	21,030
	John Wood Group plc (Energy equipment & services)	1,189,484	15,434
	Johnson Matthey plc (Chemicals)	561,239	21,869
	Jupiter Fund Management plc (Capital markets)	1,584,911	6,237
	Lancashire Holdings, Ltd. (Insurance)	1,112,139	14,789
	Meggitt plc (Aerospace & defense)	1,960,915	12,504
	Moneysupermarket.com Group plc (Internet software & services)	3,183,630	7,084
*	Ocado Group plc (Internet & catalog retail)	3,897,689	4,060
	Oxford Instruments plc (Electronic equipment, instruments & components)	176,543	3,920
	Pearson plc (Media)	441,425	8,625
	Prudential plc (Insurance)	2,265,782	29,325
	Rightmove plc (Media)	281,248	7,121
*	Rolls-Royce Holdings plc (Aerospace & defense)	3,618,059	49,252
	Rotork plc (Machinery)	291,265	10,644
	RPS Group plc (Commercial services & supplies)	1,085,160	4,363
	Scottish & Southern Energy plc (Electric utilities)	1,672,086	37,585
	Spirax-Sarco Engineering plc (Machinery)	207,996	7,023
	St James’s Place plc (Insurance)	939,343	5,568
*	The Berkeley Group Holdings plc (Household durables)	896,218	20,348
	Tullow Oil plc (Oil, gas & consumable fuels)	736,087	16,284
	Victrex plc (Chemicals)	384,405	8,206
	Wolseley plc (Trading companies & distributors)	45,894	1,958

			605,422

	Emerging Asia—11.8%
	China—2.1%
	China BlueChemical, Ltd. (Chemicals)	13,738,000	8,132
	China Overseas Land & Investment, Ltd. (Real estate management & development)	8,244,000	20,966
	Great Wall Motor Co., Ltd. Class “H” (Automobiles)	5,351,000	14,112
	Haitian International Holdings, Ltd. (Machinery)	3,219,000	3,653
*	Hollysys Automation Technologies, Ltd. (Electronic equipment, instruments & components)†	415,642	4,057
	Lenovo Group, Ltd. (Computers & peripherals)	17,462,000	14,458
	Spreadtrum Communications, Inc.—ADR (Semiconductors & semiconductor equipment)	260,729	5,361

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, September 30, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—11.8%—(continued)
	China—2.1%—(continued)
*	WuXi PharmaTech Cayman, Inc.—ADR (Life sciences tools & services)	245,177	$3,660

			74,399

	India—1.9%
	CRISIL, Ltd. (Diversified financial services)	89,413	1,628
	IndusInd Bank, Ltd. (Commercial banks)	641,637	4,322
	Ipca Laboratories, Ltd. (Pharmaceuticals)	532,906	4,893
	Lupin, Ltd. (Pharmaceuticals)	760,217	8,589
	Oberoi Realty, Ltd. (Real estate management & development)	681,897	3,425
	Sun Pharmaceutical Industries, Ltd. (Pharmaceuticals)	1,070,304	14,114
	Tata Motors, Ltd. (Automobiles)	4,638,671	23,530
	Yes Bank, Ltd. (Commercial banks)	938,920	6,801

			67,302

	Indonesia—1.5%
	PT Alam Sutera Realty Tbk (Real estate management & development)	56,562,000	2,926
	PT Bank Rakyat Indonesia (Commercial banks)	17,844,000	13,891
	PT Kalbe Farma Tbk (Pharmaceuticals)	21,239,000	10,431
	PT Media Nusantara Citra Tbk (Media)	22,802,500	6,195
	PT United Tractors Tbk (Machinery)	7,173,606	15,517
	PT XL Axiata Tbk (Diversified telecommunication services)	3,169,500	2,202

			51,162

	Philippines—0.3%
	International Container Terminal Services, Inc. (Transportation infrastructure)	2,173,320	3,668
	SM Prime Holdings, Inc. (Real estate management & development)	20,692,350	7,044

			10,712

	South Korea—4.4%
	Celltrion, Inc. (Pharmaceuticals)	463,982	11,689
	Hana Financial Group, Inc. (Commercial banks)	658,370	20,170
	Hyundai Motor Co. (Automobiles)	187,748	42,569
	Samsung Electronics Co., Ltd. (Semiconductors & semiconductor equipment)	56,606	68,553
	Samsung Fire & Marine Insurance Co., Ltd. (Insurance)	53,310	11,464

			154,445

	Taiwan—0.3%
	Asustek Computer, Inc. (Computers & peripherals)	1,122,000	12,191

	Thailand—1.3%
	Advanced Info Service PCL (Wireless telecommunication services)	2,628,400	18,274
	BEC World PCL (Media)	3,215,100	7,991
	Kasikornbank PCL (Commercial banks)	3,214,000	19,056

			45,321

	Japan—10.8%
	Ain Pharmaciez, Inc. (Food & staples retailing)	72,000	5,139
	Arnest One Corporation (Household durables)	301,400	4,650
	Cosmos Pharmaceutical Corporation (Food & staples retailing)	16,400	1,507

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, September 30, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Japan—10.8%—(continued)
	Daito Trust Construction Co., Ltd. (Real estate management & development)	170,100	$17,110
	FamilyMart Co., Ltd. (Food & staples retailing)	355,100	17,473
	Fast Retailing Co., Ltd. (Specialty retail)	118,600	27,583
	Lawson, Inc. (Food & staples retailing)	234,400	18,022
	Miraca Holdings, Inc. (Health care providers & services)	143,900	6,463
*	Nexon Co., Ltd. (Software)	179,600	2,469
	Nikon Corporation (Leisure equipment & products)	1,531,400	42,151
	Nitori Co., Ltd. (Specialty retail)	259,020	24,063
	ORIX Corporation (Diversified financial services)	585,070	58,777
	Shimamura Co., Ltd. (Specialty retail)	76,200	8,876
	Ship Healthcare Holdings, Inc. (Health care providers & services)	209,200	6,680
	Softbank Corporation (Wireless telecommunication services)	827,200	33,495
	Sumitomo Mitsui Financial Group, Inc. (Commercial banks)	2,257,700	70,589
	Sumitomo Realty & Development Co., Ltd. (Real estate management & development)	658,000	17,470
	Sundrug Co., Ltd. (Food & staples retailing)	97,900	3,555
	Suruga Bank, Ltd. (Commercial banks)	713,000	8,086
	Tsuruha Holdings, Inc. (Food & staples retailing)	56,000	4,191
	United Arrows, Ltd. (Specialty retail)	159,000	4,250

			382,599

	Emerging Latin America—6.5%
	Brazil—3.5%
	BR Malls Participacoes S.A. (Real estate management & development)	972,900	13,510
	BR Properties S.A. (Real estate management & development)	826,100	10,778
	CETIP S.A. - Balcao Organizado de Ativos e Derivativos (Capital markets)	493,701	6,478
	Cia de Concessoes Rodoviarias (Transportation infrastructure)	1,858,300	16,821
	Cia Hering (Specialty retail)	613,300	13,865
	Cielo S.A. (IT services)	459,800	11,474
	OdontoPrev S.A. (Health care providers & services)	871,000	4,876
*	Qualicorp S.A. (Professional services)	402,100	3,927
	T4F Entretenimento S.A. (Media)	588,300	4,092
	Tractebel Energia S.A. (Independent power producers & energy traders)	515,300	8,134
	Vale S.A.—ADR (Metals & mining)	1,378,428	24,674
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A. (Commercial services & supplies)	233,400	4,369

			122,998

	Chile—1.5%
	CFR Pharmaceuticals S.A. (Pharmaceuticals)	25,172,657	5,944
	ENTEL Chile S.A. (Wireless telecommunication services)	623,984	13,008
*	Inversiones La Construccion S.A. (Diversified financial services)	219,274	3,541
	Parque Arauco S.A. (Real estate management & development)	5,332,669	10,983
	Sociedad Quimica y Minera de Chile S.A.—ADR (Chemicals)	229,017	14,117
	Sonda S.A. (IT services)	1,603,692	4,818

			52,411

	Colombia—0.8%
	Ecopetrol S.A. (Oil, gas & consumable fuels)	9,416,828	27,731

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, September 30, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Latin America—6.5%—(continued)
	Mexico—0.4%
	Grupo Mexico S.A.B. de C.V. Series “B” (Metals & mining)	4,791,800	$15,836

	Panama—0.3%
	Copa Holdings S.A. (Airlines)†	121,928	9,909

	Asia—6.2%
	Australia—2.1%
	BHP Billiton, Ltd. (Metals & mining)	509,059	17,447
	Cochlear, Ltd. (Health care equipment & supplies)	148,101	10,316
	Telstra Corporation, Ltd. (Diversified telecommunication services)	11,875,798	48,289

			76,052

	Hong Kong—2.1%
	AIA Group, Ltd. (Insurance)	12,072,600	44,996
	China High Precision Automation Group, Ltd. (Electronic equipment, instruments & components)**§	6,597,000	1,055
	Hutchison Telecommunications Hong Kong Holdings, Ltd. (Diversified telecommunication services)	19,830,000	8,772
	Sa Sa International Holdings, Ltd. (Specialty retail)	7,000,000	4,803
	SmarTone Telecommunications Holdings, Ltd. (Wireless telecommunication services)	4,916,000	9,801
	Value Partners Group, Ltd. (Capital markets)	7,631,000	3,730

			73,157

	Singapore—2.0%
	First Resources, Ltd. (Food products)	1,486,000	2,555
	Global Logistic Properties, Ltd. (Real estate management & development)	13,465,000	27,540
	Keppel Corporation, Ltd. (Industrial conglomerates)	4,237,300	39,362

			69,457

	Western Hemisphere—5.7%
	Bermuda—0.7%
	RenaissanceRe Holdings, Ltd. (Insurance)†	329,395	25,377

	Canada—5.0%
	Alimentation Couche Tard, Inc. (Food & staples retailing)	373,255	17,154
	Brookfield Asset Management, Inc. Class “A” (Real estate management & development)†	1,350,826	46,617
	Canadian National Railway Co. (Road & rail)†	376,747	33,240
	CI Financial Corporation (Capital markets)	639,159	14,771
	Dollarama, Inc. (Multiline retail)	163,177	10,415
	Metro, Inc. (Food & staples retailing)	323,106	19,194
	Peyto Exploration & Development Corporation (Oil, gas & consumable fuels)	885,054	21,805
*	Precision Drilling Corporation (Energy equipment & services)	1,577,722	12,405

			175,601

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, September 30, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Emerging Europe, Mid-East, Africa—3.4%
	Nigeria—0.2%
	Guaranty Trust Bank plc (Commercial banks)	60,086,492	$7,320

	South Africa—2.7%
*	Aspen Pharmacare Holdings, Ltd. (Pharmaceuticals)	979,984	16,838
	Bidvest Group, Ltd. (Industrial conglomerates)	731,280	18,100
	FirstRand, Ltd. (Diversified financial services)	6,036,275	20,227
	Life Healthcare Group Holdings Pte, Ltd. (Health care providers & services)	2,032,785	7,755
	Naspers, Ltd. (Media)	323,505	20,016
	The Foschini Group, Ltd. (Specialty retail)	190,346	2,893
	Tiger Brands, Ltd. (Food products)	325,777	10,690

			96,519

	Turkey—0.3%
	Turkiye Halk Bankasi A.S. (Commercial banks)	1,435,993	11,186

	United Arab Emirates—0.2%
	First Gulf Bank PJSC (Commercial banks)	1,953,569	5,292

	Total Common Stocks—97.4% (cost $3,020,312)		3,441,196

	Convertible Bond
	Brazil—0.0%
	Lupatech S.A., 6.500%, due 4/15/18 (Machinery)**§	$2,875	782

	Total Convertible Bond—0.0% (cost $1,491)		782

	Exchange-Traded Fund
	China—0.4%
	iShares FTSE A50 China Index	10,683,010	13,419

	Total Exchange-Traded Fund—0.4% (cost $13,681)		13,419

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.120% dated 9/28/12, due 10/1/12, repurchase price $83,434, collateralized by U.S. Treasury Note, 1.250%, due 10/31/15	$83,433	83,433

	Total Repurchase Agreement—2.3% (cost $83,433)		83,433

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, September 30, 2012 (all dollar amounts in thousands) (unaudited)

Total Investments—100.1% (cost $3,118,917)	3,538,830
Liabilities, plus cash and other assets—(0.1)%	(5,164)

Net assets—100.0%	$3,533,666

ADR = American Depository Receipt

*	Non-income producing securities

† = U.S. listed foreign security

** = Fair valued pursuant to Valuation Procedures adopted by the Board of Trustees. These holdings represent 0.05% of the Fund’s net assets at September 30, 2012.

§ = Deemed illiquid pursuant to Liquidity Procedures approved by the Board of Trustees. These holdings represent 0.05% of the net assets at September 30, 2012.

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, September 30, 2012 (all dollar amounts in thousands) (unaudited)

At September 30, 2012, the Fund’s Portfolio of Investments includes the following industry categories:

Financials	26.4%
Consumer Discretionary	14.7%
Industrials	13.9%
Health Care	9.2%
Consumer Staples	8.5%
Energy	7.8%
Materials	6.9%
Information Technology	5.5%
Telecommunication Services	5.4%
Utilities	1.3%
Exchange-Traded Funds	0.4%

Total	100.0%

At September 30, 2012, the Fund’s Portfolio of Investments includes the following currency categories:

Euro	22.3%
British Pound Sterling	20.9%
Japanese Yen	11.1%
Swiss Franc	4.6%
U.S. Dollar	4.6%
Hong Kong Dollar	4.5%
South Korean Won	4.5%
Norwegian Krone	3.2%
Brazilian Real	2.9%
South African Rand	2.8%
Canadian Dollar	2.8%
Swedish Krona	2.3%
Australian Dollar	2.2%
Singapore Dollar	2.0%
Indian Rupee	1.9%
Indonesian Rupiah	1.5%
Thai Baht	1.3%
Chilean Peso	1.1%
All Other Currencies	3.5%

Total	100.0%

See accompanying Notes to Portfolio of Investments.

International Leaders Fund

Portfolio of Investments, September 30, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe, Mid-East—41.3%
	Denmark—3.4%
	Coloplast A/S Class “B” (Health care equipment & supplies)	187	$39
	Novo Nordisk A/S Class “B” (Pharmaceuticals)	566	89

			128

	France—10.1%
	Arkema S.A. (Chemicals)	641	60
	BNP Paribas S.A. (Commercial banks)	2,447	116
	Dassault Systemes S.A. (Software)	642	68
	Sanofi (Pharmaceuticals)	927	79
	Technip S.A. (Energy equipment & services)	549	61

			384

	Germany—8.0%
	Bayerische Motoren Werke AG (Automobiles)	998	73
	Brenntag AG (Trading companies & distributors)	340	43
	Fresenius SE & Co. KGaA (Health care providers & services)	739	86
	SAP AG (Software)	1,436	102

			304

	Israel—1.4%
*	Check Point Software Technologies, Ltd. (Software)†	1,159	56

	Netherlands—4.4%
	Royal Dutch Shell plc Class “B” (Oil, gas & consumable fuels)	2,333	83
	Unilever N.V. (Food products)	2,370	84

			167

	Norway—1.8%
	Statoil ASA (Oil, gas & consumable fuels)	2,737	71

	Spain—2.0%
	Inditex S.A. (Specialty retail)	604	75

	Sweden—1.9%
	Atlas Copco AB Class “A” (Machinery)	3,069	71

	Switzerland—8.3%
*	Geberit AG (Building products)	255	56
	Glencore International plc (Metals & mining)	13,357	74
*	Lindt & Spruengli AG (Food products)	1	36
	Partners Group Holding AG (Capital markets)	280	58
	Syngenta AG (Chemicals)	244	91

			315

	United Kingdom—21.8%
	ARM Holdings plc (Semiconductors & semiconductor equipment)	6,056	56
	Babcock International Group plc (Commercial services & supplies)	3,080	46
	BG Group plc (Oil, gas & consumable fuels)	3,060	62
	British American Tobacco plc (Tobacco)	1,093	56
	Burberry Group plc (Textiles, apparel & luxury goods)	1,291	21

See accompanying Notes to Portfolio of Investments.

International Leaders Fund

Portfolio of Investments, September 30, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	United Kingdom—21.8%—(continued)
	Compass Group plc (Hotels, restaurants & leisure)	6,653	$73
	Diageo plc (Beverages)	2,738	77
	Experian plc (Professional services)	2,366	39
	InterContinental Hotels Group plc (Hotels, restaurants & leisure)	2,098	55
	John Wood Group plc (Energy equipment & services)	3,645	47
	Johnson Matthey plc (Chemicals)	1,658	65
	Pearson plc (Media)	3,300	64
*	Rolls-Royce Holdings plc (Aerospace & defense)	4,120	56
*	The Berkeley Group Holdings plc (Household durables)	1,833	42
	The Weir Group plc (Machinery)	1,841	53
	Wolseley plc (Trading companies & distributors)	367	16

			828

	Emerging Asia—9.0%
	China—5.3%
*	Baidu, Inc.—ADR (Internet software & services)	557	65
	China Mobile, Ltd. (Wireless telecommunication services)	6,500	72
*	NetEase, Inc.—ADR (Internet software & services)	1,150	65

			202

	Indonesia—1.5%
	PT Bank Rakyat Indonesia (Commercial banks)	71,000	55

	South Korea—2.2%
	Samsung Electronics Co., Ltd. (Semiconductors & semiconductor equipment)	70	85

	Japan—9.0%
	Daito Trust Construction Co., Ltd. (Real estate management & development)	300	30
	Fanuc Corporation (Machinery)	300	49
	Nikon Corporation (Leisure equipment & products)	2,300	63
	ORIX Corporation (Diversified financial services)	980	99
	Softbank Corporation (Wireless telecommunication services)	2,500	101

			342

	Canada—4.3%
	Brookfield Asset Management, Inc. Class “A” (Real estate management & development)†	2,247	77
	The Toronto-Dominion Bank (Commercial banks)	1,030	86

			163

	Asia—4.1%
	Hong Kong—4.1%
	AIA Group, Ltd. (Insurance)	26,400	98
	ASM Pacific Technology, Ltd. (Semiconductors & semiconductor equipment)	4,900	58

			156

See accompanying Notes to Portfolio of Investments.

International Leaders Fund

Portfolio of Investments, September 30, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Emerging Latin America—3.7%
	Argentina—0.9%
	MercadoLibre, Inc. (Internet software & services)	420	$35

	Brazil—1.1%
	BR Malls Participacoes S.A. (Real estate management & development)	3,000	42

	Peru—1.7%
	Credicorp, Ltd. (Commercial banks)†	507	63

	Emerging Europe, Mid-East, Africa—3.3%
	South Africa—3.3%
*	Aspen Pharmacare Holdings, Ltd. (Pharmaceuticals)	1,617	28
	Discovery Holdings, Ltd. (Insurance)	6,775	45
	FirstRand, Ltd. (Diversified financial services)	16,249	54

			127

	Total Common Stocks—96.5% (cost $3,569)		3,669

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.120% dated 9/28/12, due 10/1/12, repurchase price $151, collateralized by U.S. Treasury Note, 1.250%, due 10/31/15	$151	151

	Total Repurchase Agreement—4.0% (cost $151)		151

	Total Investments—100.5% (cost $3,720)		3,820
	Liabilities, plus cash and other assets—(0.5)%		(20)

	Net assets—100.0%		$3,800

ADR = American Depository Receipt

*	Non-income producing securities

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

International Leaders Fund

Portfolio of Investments, September 30, 2012 (all dollar amounts in thousands) (unaudited)

At September 30, 2012, the Fund’s Portfolio of Investments includes the following industry categories:

Financials	22.4%
Information Technology	16.1%
Consumer Discretionary	12.7%
Industrials	11.7%
Energy	8.8%
Health Care	8.8%
Materials	7.9%
Consumer Staples	6.9%
Telecommunication Services	4.7%

Total	100.0%

At September 30, 2012, the Fund’s Portfolio of Investments includes the following currency categories:

British Pound Sterling	26.9%
Euro	23.1%
U.S. Dollar	9.8%
Japanese Yen	9.3%
Swiss Franc	6.6%
Hong Kong Dollar	6.2%
Danish Krone	3.5%
South African Rand	3.5%
Canadian Dollar	2.3%
South Korean Won	2.3%
Norwegian Krone	1.9%
Swedish Krona	1.9%
Indonesian Rupiah	1.5%
Brazilian Real	1.2%

Total	100.0%

See accompanying Notes to Portfolio of Investments.

International Equity Fund

Portfolio of Investments, September 30, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe—42.5%
	Denmark—2.2%
	Novo Nordisk A/S Class “B” (Pharmaceuticals)	9,289	$1,467

	France—12.6%
	AXA S.A. (Insurance)	54,063	805
	BNP Paribas S.A. (Commercial banks)	20,411	970
	Christian Dior S.A. (Textiles, apparel & luxury goods)	6,049	812
	Dassault Systemes S.A. (Software)	9,371	985
	Essilor International S.A. (Health care equipment & supplies)	14,767	1,383
	L’Oreal S.A. (Personal products)	6,801	841
	Sanofi (Pharmaceuticals)	17,128	1,460
	Technip S.A. (Energy equipment & services)	6,944	772
	Unibail-Rodamco SE (Real estate investment trusts (REITs))	2,566	511

			8,539

	Germany—8.2%
	BASF SE (Chemicals)	14,936	1,260
	Bayer AG (Pharmaceuticals)	15,499	1,331
	Fresenius SE & Co. KGaA (Health care providers & services)	13,808	1,603
	SAP AG (Software)	19,450	1,378

			5,572

	Ireland—4.6%
	Accenture plc Class “A” (IT services)†	16,569	1,160
*	Ryanair Holdings plc—ADR (Airlines)	25,846	834
	Shire plc (Pharmaceuticals)	39,009	1,143

			3,137

	Italy—1.1%
	Saipem SpA (Energy equipment & services)	16,185	777

	Netherlands—2.2%
	Unilever N.V. (Food products)	42,502	1,504

	Norway—1.6%
	Telenor ASA (Diversified telecommunication services)	54,591	1,064

	Spain—1.8%
	Inditex S.A. (Specialty retail)	9,704	1,205

	Sweden—1.4%
	Atlas Copco AB Class “A” (Machinery)	39,265	916

	Switzerland—6.8%
*	Geberit AG (Building products)	4,701	1,022
	Nestle S.A. (Food products)	16,538	1,043
	Roche Holding AG (Pharmaceuticals)	5,039	941
	Syngenta AG (Chemicals)	4,187	1,565

			4,571

See accompanying Notes to Portfolio of Investments.

International Equity Fund

Portfolio of Investments, September 30, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	United Kingdom—21.2%
	ARM Holdings plc (Semiconductors & semiconductor equipment)	56,906	$528
	BG Group plc (Oil, gas & consumable fuels)	50,151	1,012
	Burberry Group plc (Textiles, apparel & luxury goods)	43,261	699
	Compass Group plc (Hotels, restaurants & leisure)	137,639	1,519
	Diageo plc (Beverages)	49,825	1,400
	Experian plc (Professional services)	60,861	1,011
	InterContinental Hotels Group plc (Hotels, restaurants & leisure)	28,268	740
	John Wood Group plc (Energy equipment & services)	76,934	998
	Johnson Matthey plc (Chemicals)	27,397	1,068
	Pearson plc (Media)	69,052	1,349
	Prudential plc (Insurance)	85,598	1,108
*	Rolls-Royce Holdings plc (Aerospace & defense)	106,368	1,448
	Tullow Oil plc (Oil, gas & consumable fuels)	28,788	637
	Wolseley plc (Trading companies & distributors)	20,052	855

			14,372

	Japan—11.5%
	Chiyoda Corporation (Construction & engineering)	39,000	606
	Daito Trust Construction Co., Ltd. (Real estate management & development)	11,800	1,187
	FamilyMart Co., Ltd. (Food & staples retailing)	19,700	969
	Keyence Corporation (Electronic equipment, instruments & components)	3,300	846
	Nikon Corporation (Leisure equipment & products)	27,900	768
	Nitori Co., Ltd. (Specialty retail)	7,350	683
	ORIX Corporation (Diversified financial services)	10,180	1,023
	Sumitomo Mitsui Financial Group, Inc. (Commercial banks)	34,900	1,091
	Suruga Bank, Ltd. (Commercial banks)	53,000	601

			7,774

	Canada—6.6%
	Brookfield Asset Management, Inc. Class “A” (Real estate management & development)†	32,501	1,121
	Canadian National Railway Co. (Road & rail)†	10,944	965
	Goldcorp, Inc. (Metals & mining)†	16,044	736
	The Toronto-Dominion Bank (Commercial banks)	19,541	1,630

			4,452

	Emerging Asia—6.2%
	China—2.6%
	China Mobile, Ltd. (Wireless telecommunication services)	88,000	976
	CNOOC, Ltd. (Oil, gas & consumable fuels)	363,000	744

			1,720

	India—0.8%
	Tata Consultancy Services, Ltd. (IT services)	23,025	566

	Papua New Guinea—0.8%
	Oil Search, Ltd. (Oil, gas & consumable fuels)	71,614	551

	South Korea—2.0%
	Samsung Electronics Co., Ltd. (Semiconductors & semiconductor equipment)	1,127	1,365

See accompanying Notes to Portfolio of Investments.

International Equity Fund

Portfolio of Investments, September 30, 2012 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Asia—5.3%
Australia—1.6%
BHP Billiton, Ltd.—ADR (Metals & mining)	15,765	$1,082

Hong Kong—2.2%
AIA Group, Ltd. (Insurance)	394,000	1,468

Singapore—1.5%
Keppel Corporation, Ltd. (Industrial conglomerates)	109,000	1,013

Emerging Latin America—4.0%
Brazil—0.9%
Embraer S.A.—ADR (Aerospace & defense)	23,399	623

Chile—1.6%
Sociedad Quimica y Minera de Chile S.A.—ADR (Chemicals)	17,516	1,080

Panama—1.5%
Copa Holdings S.A. (Airlines)†	11,924	969

Emerging Europe, Mid-East, Africa—1.6%
South Africa—1.6%
FirstRand, Ltd. (Diversified financial services)	326,694	1,095

Total Common Stocks—98.9% (cost $57,443)		66,882

Repurchase Agreement
Fixed Income Clearing Corporation, 0.120% dated 9/28/12, due 10/1/12, repurchase price $606, collateralized by U.S. Treasury Note, 1.250%, due 10/31/15	$606	606

Total Repurchase Agreement—0.9% (cost $606)		606

Total Investments—99.8% (cost $58,049)		67,488
Cash and other assets, less liabilities—0.2%		153

Net assets—100.0%		$67,641

ADR = American Depository Receipt

† = U.S. listed foreign security

*	Non-income producing securities

See accompanying Notes to Portfolio of Investments.

International Equity Fund

Portfolio of Investments, September 30, 2012 (all dollar amounts in thousands) (unaudited)

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

International Equity Fund

Portfolio of Investments, September 30, 2012 (all dollar amounts in thousands) (unaudited)

At September 30, 2012, the Fund’s Portfolio of Investments includes the following industry categories:

Financials	19.0%
Industrials	15.3%
Health Care	13.9%
Consumer Discretionary	11.6%
Information Technology	10.2%
Materials	10.2%
Consumer Staples	8.6%
Energy	8.2%
Telecommunication Services	3.0%

Total	100.0%

At September 30, 2012, the Fund’s Portfolio of Investments includes the following currency categories:

Euro	26.3%
British Pound Sterling	23.2%
U.S. Dollar	12.8%
Japanese Yen	11.6%
Swiss Franc	6.8%
Hong Kong Dollar	4.8%
Canadian Dollar	2.4%
Danish Krone	2.2%
South Korean Won	2.1%
South African Rand	1.6%
Norwegian Krone	1.6%
Singapore Dollar	1.5%
Swedish Krona	1.4%
All Other Currencies	1.7%

Total	100.0%

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, September 30, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe—27.2%
	Denmark—2.1%
	CHR Hansen Holding A/S (Chemicals)	341,145	$10,279
	GN Store Nord A/S (Health care equipment & supplies)	284,903	4,383

			14,662

	France—0.5%
	CFAO S.A. (Distributors)	68,038	3,259

	Germany—7.9%
	Aixtron AG (Semiconductors & semiconductor equipment)	242,049	3,227
	ElringKlinger AG (Auto components)	246,973	6,535
	Gerry Weber International AG (Textiles, apparel & luxury goods)	145,938	6,031
	MTU Aero Engines Holding AG (Aerospace & defense)	169,142	13,508
	Pfeiffer Vacuum Technology AG (Machinery)	69,201	7,391
	Wincor Nixdorf AG (Computers & peripherals)	264,500	10,343
	Wirecard AG (IT services)	329,073	7,557

			54,592

	Ireland—2.0%
	Paddy Power plc (Hotels, restaurants & leisure)	185,349	13,750

	Italy—4.5%
	Azimut Holding SpA (Capital markets)	253,060	2,919
	De’Longhi SpA (Household durables)	391,776	4,581
	Recordati SpA (Pharmaceuticals)	889,616	6,322
	Salvatore Ferragamo Italia SpA (Textiles, apparel & luxury goods)	408,774	8,504
	Tod’s SpA (Textiles, apparel & luxury goods)	53,567	5,789
*	Yoox SpA (Internet & catalog retail)	264,134	3,381

			31,496

	Norway—2.9%
	Fred Olsen Energy ASA (Energy equipment & services)	120,136	5,368
	Opera Software ASA (Internet software & services)	698,465	4,475
	Schibsted ASA (Media)	271,063	10,362

			20,205

	Spain—2.3%
	Viscofan S.A. (Food products)	341,795	15,645

	Sweden—3.7%
	Axis Communications AB (Communications equipment)	351,804	8,730
	Hexpol AB (Chemicals)	119,007	4,620
	JM AB (Household durables)	280,780	5,129
	Mekonomen AB (Specialty retail)	130,585	3,866
	NIBE Industrier AB (Building products)	211,658	3,488

			25,833

	Switzerland—1.3%
	Burckhardt Compression Holding AG (Machinery)	5,901	1,752

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, September 30, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe—27.2%—(continued)
	Switzerland—1.3%—(continued)
	Partners Group Holding AG (Capital markets)	36,436	$7,582

			9,334

	United Kingdom—22.8%
	Abcam plc (Biotechnology)	962,205	6,242
*	ASOS plc (Internet & catalog retail)	118,426	4,201
	Aveva Group plc (Software)	328,731	10,442
	Booker Group plc (Food & staples retailing)	8,352,829	12,591
	Croda International plc (Chemicals)	353,934	13,860
	Debenhams plc (Multiline retail)	4,973,534	8,224
	Domino’s Pizza Group plc (Hotels, restaurants & leisure)	521,560	4,472
	Dunelm Group plc (Specialty retail)	602,874	6,250
	Elementis plc (Chemicals)	669,062	2,507
	Fidessa Group plc (Software)	122,805	2,917
	Halma plc (Electronic equipment, instruments & components)	878,060	6,010
	Hiscox, Ltd. (Insurance)	488,558	3,834
	IG Group Holdings plc (Diversified financial services)	1,272,904	9,167
*	Imagination Technologies Group plc (Computers & peripherals)	903,107	6,927
	Lancashire Holdings, Ltd. (Insurance)	927,090	12,328
	Moneysupermarket.com Group plc (Internet software & services)	3,000,859	6,678
	Oxford Instruments plc (Electronic equipment, instruments & components)	117,666	2,613
	RPS Group plc (Commercial services & supplies)	896,603	3,605
*	Salamander Energy plc (Oil, gas & consumable fuels)	1,680,109	5,426
	Spirax-Sarco Engineering plc (Machinery)	211,563	7,144
*	Sports Direct International plc (Specialty retail)	901,162	5,007
	St James’s Place plc (Insurance)	636,618	3,774
	Synergy Health plc (Health care providers & services)	207,366	3,081
	Telecity Group plc (Internet software & services)	491,879	7,113
	Victrex plc (Chemicals)	174,998	3,736

			158,149

	Japan—16.6%
	Ain Pharmaciez, Inc. (Food & staples retailing)	112,400	8,022
	Chiyoda Corporation (Construction & engineering)	679,000	10,563
	Cosmos Pharmaceutical Corporation (Food & staples retailing)	79,000	7,258
	CyberAgent, Inc. (Media)	2,239	4,832
	F.C.C. Co., Ltd. (Auto components)	326,709	5,254
	FamilyMart Co., Ltd. (Food & staples retailing)	260,800	12,833
	Kakaku.com, Inc. (Internet software & services)	93,000	3,500
	M3, Inc. (Health care technology)	2,436	4,629
	Miraca Holdings, Inc. (Health care providers & services)	262,600	11,794
	MISUMI Group, Inc. (Trading companies & distributors)	278,100	6,892
	Sawai Pharmaceutical Co., Ltd. (Pharmaceuticals)	30,100	3,498
	Ship Healthcare Holdings, Inc. (Health care providers & services)	306,200	9,778
	Start Today Co., Ltd. (Internet & catalog retail)	149,200	2,141
	Suruga Bank, Ltd. (Commercial banks)	1,017,000	11,533
	THK Co., Ltd. (Machinery)	316,400	4,857
	United Arrows, Ltd. (Specialty retail)	167,700	4,483

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, September 30, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Japan—16.6%—(continued)
	Xebio Co., Ltd. (Specialty retail)	156,800	$3,261

			115,128

	Emerging Asia—10.0%
	China—4.7%
	Dongyue Group (Chemicals)	5,938,000	2,642
*	Haier Electronics Group Co., Ltd. (Household durables)	10,834,000	12,561
	Haitian International Holdings, Ltd. (Machinery)	3,820,496	4,336
	Minth Group, Ltd. (Auto components)	4,786,000	5,049
	Spreadtrum Communications, Inc.—ADR (Semiconductors & semiconductor equipment)†	209,135	4,300
*	WuXi PharmaTech Cayman, Inc.—ADR (Life sciences tools & services)†	261,262	3,900

			32,788

	India—2.5%
	CRISIL, Ltd. (Diversified financial services)	181,617	3,307
	eClerx Services, Ltd. (Professional services)	160,640	2,357
	Ipca Laboratories, Ltd. (Pharmaceuticals)	300,246	2,757
*	Jubilant Foodworks, Ltd. (Hotels, restaurants & leisure)	112,272	2,922
	Motherson Sumi Systems, Ltd. (Auto components)	995,510	4,220
	Oberoi Realty, Ltd. (Real estate management & development)	344,191	1,729

			17,292

	Indonesia—0.8%
	PT Media Nusantara Citra Tbk (Media)	12,923,000	3,511
	PT Perusahaan Perkebunan London Sumatra Indonesia Tbk (Food products)	8,829,500	2,260

			5,771

	South Korea—0.7%
	Daum Communications Corporation (Internet software & services)	44,148	4,508

	Taiwan—0.4%
	Hiwin Technologies Corporation (Machinery)	388,500	2,850

	Thailand—0.9%
	Bangkok Dusit Medical Services PCL (Health care providers & services)	831,500	2,904
	Siam Makro PCL (Food & staples retailing)	267,900	3,455

			6,359

	Canada—7.1%
	Canadian Energy Services & Technology Corporation (Energy equipment & services)	320,709	3,451
*	Celtic Exploration, Ltd. (Oil, gas & consumable fuels)	510,250	9,488
	Dollarama, Inc. (Multiline retail)	106,375	6,790
*	Legacy Oil + Gas, Inc. (Oil, gas & consumable fuels)	1,357,240	9,278
	Major Drilling Group International, Inc. (Metals & mining)	195,191	1,993
	Peyto Exploration & Development Corporation (Oil, gas & consumable fuels)	347,586	8,563
*	Precision Drilling Corporation (Energy equipment & services)	762,744	5,997
	Total Energy Services, Inc. (Energy equipment & services)	211,116	3,419

			48,979

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, September 30, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Europe, Mid-East, Africa—6.2%
	Poland—0.5%
	Eurocash S.A. (Food & staples retailing)	96,072	$1,181
	Lubelski Wegiel Bogdanka S.A. (Oil, gas & consumable fuels)	67,607	2,543

			3,724

	Russia—0.4%
*	Etalon Group Ltd.—144A—GDR (Real estate management & development)†	419,810	2,636

	South Africa—3.2%
	Capitec Bank Holdings, Ltd. (Commercial banks)	204,738	5,510
	Coronation Fund Managers, Ltd. (Capital markets)	1,036,290	3,860
	Life Healthcare Group Holdings Pte, Ltd. (Health care providers & services)	2,828,177	10,789
	Mr Price Group, Ltd. (Specialty retail)	145,022	2,195

			22,354

	Turkey—2.1%
	Tofas Turk Otomobil Fabrikasi A.S. (Automobiles)	945,477	4,777
	Turkiye Sinai Kalkinma Bankasi A.S. (Commercial banks)	8,865,636	9,866

			14,643

	Asia—4.8%
	Australia—1.0%
	Domino’s Pizza Enterprises, Ltd. (Hotels, restaurants & leisure)	48,257	522
	Seek, Ltd. (Professional services)	929,525	6,585

			7,107

	Hong Kong—2.3%
	Sa Sa International Holdings, Ltd. (Specialty retail)	5,746,000	3,942
	SmarTone Telecommunications Holdings, Ltd. (Wireless telecommunication services)	5,989,500	11,942

			15,884

	Singapore—1.5%
*	Biosensors International Group, Ltd. (Health care equipment & supplies)	3,011,000	2,994
	First Resources, Ltd. (Food products)	4,340,000	7,462

			10,456

	Emerging Latin America—1.7%
	Brazil—1.2%
	Arezzo Industria e Comercio S.A. (Textiles, apparel & luxury goods)	109,896	1,982
	OdontoPrev S.A. (Health care providers & services)	660,600	3,699
	Restoque Comercio e Confeccoes de Roupas S.A. (Textiles, apparel & luxury goods)	365,600	1,650
	T4F Entretenimento S.A. (Media)	200,300	1,393

			8,724

	Chile—0.5%
	CFR Pharmaceuticals S.A. (Pharmaceuticals)	14,169,396	3,345

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, September 30, 2012 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
Common Stocks—(continued)
Total Common Stocks—96.4% (cost $585,509)		669,473

Convertible Bond
Brazil—0.0%
Lupatech S.A., 6.500%, due 4/15/18 (Machinery)**§	$959	$261

Total Convertible Bond—0.0% (cost $497)		261

Repurchase Agreement
Fixed Income Clearing Corporation, 0.120% dated 9/28/12, due 10/1/12, repurchase price $21,823, collateralized by FNMA, 4.375%, due 10/15/15	21,822	21,822

Total Repurchase Agreement—3.2% (cost $21,822)		21,822

Total Investments—99.6% (cost $607,828)		691,556
Cash and other assets, less liabilities—0.4%		3,005

Net assets—100.0%		$694,561

ADR = American Depository Receipt

GDR = Global Depository Receipt

*	Non-income producing securities

† = U.S. listed foreign security

** = Fair valued pursuant to Valuation Procedures adopted by the Board of Trustees. This holding represents 0.04% of the Fund’s net assets at September 30, 2012.

§ = Deemed illiquid pursuant to Liquidity Procedures approved by the Board of Trustees. This holding represents 0.04% of the net assets at September 30, 2012.

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, September 30, 2012 (all dollar amounts in thousands) (unaudited)

At September 30, 2012, the Fund’s Portfolio of Investments includes the following industry categories:

Consumer Discretionary	25.4%
Information Technology	13.3%
Health Care	12.0%
Financials	11.7%
Industrials	11.3%
Consumer Staples	10.6%
Energy	8.0%
Materials	5.9%
Telecommunication Services	1.8%

Total	100.0%

At September 30, 2012, the Fund’s Portfolio of Investments includes the following currency categories:

British Pound Sterling	23.6%
Euro	18.3%
Japanese Yen	17.2%
Canadian Dollar	7.3%
Hong Kong Dollar	7.3%
Swedish Krona	3.8%
South African Rand	3.3%
Norwegian Krone	3.0%
Indian Rupee	2.6%
Danish Krone	2.2%
Turkish Lira	2.2%
Singapore Dollar	1.6%
Swiss Franc	1.4%
Brazilian Real	1.3%
Australian Dollar	1.1%
All Other Currencies	3.8%

Total	100.0%

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, September 30, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Emerging Asia—56.0%
	China—20.5%
	AAC Technologies Holdings, Inc. (Communications equipment)	1,043,959	$3,770
*	Baidu, Inc.—ADR (Internet software & services)	105,618	12,338
	Belle International Holdings, Ltd. (Specialty retail)	2,380,610	4,311
*	Brilliance China Automotive Holdings, Ltd. (Automobiles)	6,814,000	7,513
	China BlueChemical, Ltd. (Chemicals)	3,662,609	2,168
	China Mobile, Ltd. (Wireless telecommunication services)	3,322,755	36,831
	China Shenhua Energy Co., Ltd. (Oil, gas & consumable fuels)	2,995,804	11,629
	CNOOC, Ltd. (Oil, gas & consumable fuels)	12,165,601	24,946
	Dongyue Group (Chemicals)	4,290,287	1,909
	Golden Eagle Retail Group, Ltd. (Multiline retail)	1,517,547	2,979
	Great Wall Motor Co., Ltd. Class “H” (Automobiles)	792,000	2,089
*	Haier Electronics Group Co., Ltd. (Household durables)	4,892,000	5,672
	Haitian International Holdings, Ltd. (Machinery)	2,361,870	2,680
	Lenovo Group, Ltd. (Computers & peripherals)	15,803,014	13,084
*	NetEase, Inc.—ADR (Internet software & services)	62,057	3,484
	Ping An Insurance Group Co. of China, Ltd. Class “H” (Insurance)	1,412,949	10,678
	Spreadtrum Communications, Inc.—ADR (Semiconductors & semiconductor equipment)	127,545	2,622
	Sun Art Retail Group, Ltd. (Food & staples retailing)	5,494,245	6,838
	Tencent Holdings, Ltd. (Internet software & services)	559,835	19,075
	Want Want China Holdings, Ltd. (Food products)	6,383,217	8,142
*	WuXi PharmaTech Cayman, Inc.—ADR (Life sciences tools & services)	146,615	2,189
	Yingde Gases (Chemicals)	2,092,981	1,854
*	Youku.com, Inc.—ADR (Internet software & services)	72,261	1,329

			188,130

	India—8.1%
	Asian Paints, Ltd. (Chemicals)	40,761	3,041
	Bajaj Auto, Ltd. (Automobiles)	221,021	7,669
	HDFC Bank, Ltd. (Commercial banks)	623,427	7,436
	Housing Development Finance Corporation (Thrifts & mortgage finance)	526,913	7,736
	IndusInd Bank, Ltd. (Commercial banks)	374,804	2,525
	ITC, Ltd. (Tobacco)	2,981,141	15,396
*	Jubilant Foodworks, Ltd. (Hotels, restaurants & leisure)	109,098	2,839
	Lupin, Ltd. (Pharmaceuticals)	211,969	2,395
	Motherson Sumi Systems, Ltd. (Auto components)	687,891	2,916
	Sun Pharmaceutical Industries, Ltd. (Pharmaceuticals)	568,930	7,503
	Tata Consultancy Services, Ltd. (IT services)	334,671	8,223
	Tata Motors, Ltd. (Automobiles)	1,394,436	7,073

			74,752

	Indonesia—5.1%
	PT Astra International Tbk (Automobiles)	17,934,240	13,868
	PT Bank Rakyat Indonesia (Commercial banks)	16,220,821	12,628
	PT Indo Tambangraya Megah (Oil, gas & consumable fuels)	889,724	3,919
	PT Jasa Marga Persero Tbk (Transportation infrastructure)	7,194,500	4,398
	PT Kalbe Farma Tbk (Pharmaceuticals)	5,716,283	2,807
	PT Perusahaan Perkebunan London Sumatra Indonesia Tbk (Food products)	4,879,228	1,249
	PT Unilever Indonesia Tbk (Household products)	1,739,997	4,736

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, September 30, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—56.0%—(continued)
	Indonesia—5.1%—(continued)
	PT United Tractors Tbk (Machinery)	1,353,773	$2,928

			46,533

	Malaysia—2.1%
	CIMB Group Holdings Bhd (Commercial banks)	5,499,387	13,494
*	IHH Healthcare Bhd (Health care providers & services)	5,823,800	6,097

			19,591

	Papua New Guinea—1.1%
	Oil Search, Ltd. (Oil, gas & consumable fuels)	1,325,707	10,204

	Philippines—0.4%
	SM Prime Holdings, Inc. (Real estate management & development)	9,695,800	3,300

	South Korea—6.7%
	Celltrion, Inc. (Pharmaceuticals)	154,961	3,904
	Hyundai Motor Co. (Automobiles)	65,119	14,765
	LG Household & Health Care, Ltd. (Household products)	5,887	3,363
	Samsung Electronics Co., Ltd. (Semiconductors & semiconductor equipment)	15,881	19,233
	Samsung Engineering Co., Ltd. (Construction & engineering)	48,793	8,429
	Samsung Fire & Marine Insurance Co., Ltd. (Insurance)	34,587	7,438
	Samsung Heavy Industries Co., Ltd. (Machinery)	137,954	4,679

			61,811

	Taiwan—6.2%
	Asustek Computer, Inc. (Computers & peripherals)	1,360,000	14,777
	Catcher Technology Co., Ltd. (Computers & peripherals)	471,064	2,218
	Hiwin Technologies Corporation (Machinery)	247,429	1,815
	Hon Hai Precision Industry Co., Ltd. (Electronic equipment, instruments & components)	6,584,893	20,666
	MediaTek, Inc. (Semiconductors & semiconductor equipment)	1,177,064	12,428
	TPK Holding Co., Ltd. (Electronic equipment, instruments & components)	389,979	5,115

			57,019

	Thailand—5.8%
	Advanced Info Service PCL (Wireless telecommunication services)	2,396,462	16,662
	BEC World PCL (Media)	3,699,400	9,194
	CP ALL PCL (Food & staples retailing)	7,749,318	8,938
	Kasikornbank PCL (Commercial banks)	2,501,182	14,830
	Siam Makro PCL (Food & staples retailing)	274,732	3,543

			53,167

	Emerging Latin America—21.2%
	Argentina—0.5%
	MercadoLibre, Inc. (Internet software & services)	57,767	4,769

	Brazil—9.2%
	BR Malls Participacoes S.A. (Real estate management & development)	578,190	8,029
	BR Properties S.A. (Real estate management & development)	279,297	3,644
	CETIP S.A. - Balcao Organizado de Ativos e Derivativos (Capital markets)	235,348	3,088

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, September 30, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Latin America—21.2%—(continued)
	Brazil—9.2%—(continued)
	Cia de Bebidas das Americas—ADR (Beverages)	599,017	$22,924
	Cia de Concessoes Rodoviarias (Transportation infrastructure)	371,489	3,363
	Cia Hering (Specialty retail)	205,116	4,637
	Cielo S.A. (IT services)	525,900	13,124
	CPFL Energia S.A.—ADR (Electric utilities)	150,565	3,299
	Embraer S.A.—ADR (Aerospace & defense)	230,021	6,123
	Iochpe-Maxion S.A. (Machinery)	170,100	2,232
	Lojas Renner S.A. (Multiline retail)	66,822	2,238
	OdontoPrev S.A. (Health care providers & services)	455,266	2,549
	Raia Drogasil S.A. (Food & staples retailing)	222,345	2,554
	Totvs S.A. (Software)	112,532	2,337
	Tractebel Energia S.A. (Independent power producers & energy traders)	300,838	4,749

			84,890

	Chile—3.8%
	Banco Santander Chile—ADR (Commercial banks)	107,737	7,891
	CFR Pharmaceuticals S.A. (Pharmaceuticals)	9,363,121	2,211
	ENTEL Chile S.A. (Wireless telecommunication services)	339,223	7,072
	S.A.C.I. Falabella (Multiline retail)	693,490	6,988
	Sociedad Quimica y Minera de Chile S.A.—ADR (Chemicals)	140,833	8,681
	Sonda S.A. (IT services)	814,649	2,447

			35,290

	Colombia—3.0%
	Ecopetrol S.A. (Oil, gas & consumable fuels)	6,142,698	18,089
	Pacific Rubiales Energy Corporation (Oil, gas & consumable fuels)	375,301	8,967

			27,056

	Mexico—3.9%
*	Genomma Lab Internacional S.A.B. de C.V. (Pharmaceuticals)	144,269	279
	Grupo Financiero Banorte S.A.B. de C.V. (Commercial banks)	2,259,610	12,771
	Grupo Mexico S.A.B. de C.V. Series “B” (Metals & mining)	6,838,912	22,602

			35,652

	Peru—0.8%
	Credicorp, Ltd. (Commercial banks)†	55,778	6,988

	Emerging Europe, Mid-East, Africa—18.0%
	Nigeria—0.6%
	Guaranty Trust Bank plc (Commercial banks)	28,877,355	3,518
	Nigerian Breweries plc (Beverages)	2,305,779	2,009

			5,527

	Poland—0.4%
	Eurocash S.A. (Food & staples retailing)	283,261	3,484

	Qatar—1.5%
	Industries Qatar QSC (Industrial conglomerates)	362,926	13,965

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, September 30, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Emerging Europe, Mid-East, Africa—18.0%—(continued)
	Russia—3.0%
*	Etalon Group Ltd.—144A—GDR (Real estate management & development)	428,600	$2,692
	Magnit OAO (Food & staples retailing)†	99,331	13,262
	Mail.ru Group, Ltd.—GDR (Internet software & services)	70,743	2,362
*	Yandex N.V. Class “A” (Internet software & services)†	386,787	9,325

			27,641

	South Africa—9.5%
*	Aspen Pharmacare Holdings, Ltd. (Pharmaceuticals)	288,023	4,949
	AVI, Ltd. (Food products)	321,380	2,307
	Bidvest Group, Ltd. (Industrial conglomerates)	412,321	10,205
	Discovery Holdings, Ltd. (Insurance)	393,830	2,626
	FirstRand, Ltd. (Diversified financial services)	6,064,341	20,321
	Life Healthcare Group Holdings Pte, Ltd. (Health care providers & services)	1,854,295	7,074
	Mr Price Group, Ltd. (Specialty retail)	136,281	2,063
	MTN Group, Ltd. (Wireless telecommunication services)	527,384	10,152
	Naspers, Ltd. (Media)	231,905	14,349
	Sasol, Ltd. (Oil, gas & consumable fuels)	146,719	6,563
	Shoprite Holdings, Ltd. (Food & staples retailing)	227,431	4,600
	Tiger Brands, Ltd. (Food products)	66,531	2,183

			87,392

	Turkey—2.8%
	Arcelik A.S. (Household durables)	519,954	2,766
	BIM Birlesik Magazalar A.S. (Food & staples retailing)	76,290	3,183
	Tofas Turk Otomobil Fabrikasi A.S. (Automobiles)	648,569	3,277
	Turkiye Halk Bankasi A.S. (Commercial banks)	2,126,019	16,561

			25,787

	United Arab Emirates—0.2%
	First Gulf Bank PJSC (Commercial banks)	629,920	1,706

	Total Common Stocks—95.2% (cost $766,209)		874,654

	Preferred Stock
	Brazil—1.8%
	Itau Unibanco Holding S.A. (Commercial banks)	1,104,041	16,659

	Total Preferred Stock—1.8% (cost $16,466)		16,659

	Convertible Bond
	Brazil—0.0%
	Lupatech S.A., 6.500%, due 4/15/18 (Machinery)**§	$1,602	436

	Total Convertible Bond—0.0% (cost $831)		436

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, September 30, 2012 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
Repurchase Agreement
Fixed Income Clearing Corporation, 0.120% dated 9/28/12, due 10/1/12, repurchase price $15,443, collateralized by FNMA, 4.375%, due 10/15/15	$15,443	$15,443

Total Repurchase Agreement—1.7% (cost $15,443)		15,443

Total Investments—98.7% (cost $798,949)		907,192
Cash and other assets, less liabilities—1.3%		11,845

Net assets—100.0%		$919,037

ADR = American Depository Receipt

GDR = Global Depository Receipt

*	Non-income producing securities

† = U.S. listed foreign security

** = Fair valued pursuant to Valuation Procedures adopted by the Board of Trustees. This holding represents 0.05% of the Fund’s net assets at September 30, 2012.

§ = Deemed illiquid pursuant to Liquidity Procedures approved by the Board of Trustees. This holding represents 0.05% of the net assets at September 30, 2012.

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, September 30, 2012 (all dollar amounts in thousands) (unaudited)

At September 30, 2012, the Fund’s Portfolio of Investments includes the following industry categories:

Financials	20.9%
Information Technology	19.4%
Consumer Discretionary	13.1%
Consumer Staples	12.2%
Energy	9.5%
Telecommunication Services	7.9%
Industrials	6.9%
Health Care	4.7%
Materials	4.5%
Utilities	0.9%

Total	100.0%

At September 30, 2012, the Fund’s Portfolio of Investments includes the following currency categories:

Hong Kong Dollar	19.2%
U.S. Dollar	11.5%
South African Rand	9.8%
Indian Rupee	8.4%
Brazilian Real	7.8%
South Korean Won	6.9%
New Taiwan Dollar	6.4%
Thai Baht	6.0%
Indonesian Rupiah	5.2%
Mexican Peso	4.0%
Turkish Lira	2.9%
Malaysian Ringgit	2.2%
Chilean Peso	2.1%
Colombian Peso	2.0%
Qatari Rial	1.6%
Australian Dollar	1.1%
Canadian Dollar	1.0%
All Other Currencies	1.9%

Total	100.0%

See accompanying Notes to Portfolio of Investments.

Emerging Leaders Growth Fund

Portfolio of Investments, September 30, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Emerging Asia—56.9%
	China—18.8%
*	Baidu, Inc.—ADR (Internet software & services)	6,872	$803
	Belle International Holdings, Ltd. (Specialty retail)	401,000	726
*	Brilliance China Automotive Holdings, Ltd. (Automobiles)	610,000	673
	China Mobile, Ltd. (Wireless telecommunication services)	233,000	2,583
	CNOOC, Ltd. (Oil, gas & consumable fuels)	553,000	1,134
	Lenovo Group, Ltd. (Computers & peripherals)	1,348,000	1,116
*	NetEase, Inc.—ADR (Internet software & services)	4,719	265
	Ping An Insurance Group Co. of China, Ltd. Class “H” (Insurance)	88,500	669
	Sun Art Retail Group, Ltd. (Food & staples retailing)	432,500	538
	Tencent Holdings, Ltd. (Internet software & services)	53,400	1,819
	Want Want China Holdings, Ltd. (Food products)	466,000	594

			10,920

	India—9.7%
	Bajaj Auto, Ltd. (Automobiles)	23,600	819
	HDFC Bank, Ltd. (Commercial banks)	53,249	635
	Housing Development Finance Corporation (Thrifts & mortgage finance)	45,008	661
	ITC, Ltd. (Tobacco)	188,429	973
	Nestle India, Ltd. (Food products)	2,424	202
	Sun Pharmaceutical Industries, Ltd. (Pharmaceuticals)	59,213	781
	Tata Consultancy Services, Ltd. (IT services)	27,656	680
	Tata Motors, Ltd. (Automobiles)	179,992	913

			5,664

	Indonesia—5.3%
	PT Astra International Tbk (Automobiles)	1,480,000	1,144
	PT Bank Rakyat Indonesia (Commercial banks)	1,392,000	1,084
	PT Unilever Indonesia Tbk (Household products)	214,500	584
	PT United Tractors Tbk (Machinery)	131,500	284

			3,096

	Malaysia—3.0%
	CIMB Group Holdings Bhd (Commercial banks)	460,600	1,130
*	IHH Healthcare Bhd (Health care providers & services)	564,200	591

			1,721

	South Korea—7.5%
	Hyundai Motor Co. (Automobiles)	5,357	1,215
	LG Household & Health Care, Ltd. (Household products)	539	308
	Samsung Electronics Co., Ltd. (Semiconductors & semiconductor equipment)	1,629	1,973
	Samsung Engineering Co., Ltd. (Construction & engineering)	4,940	853

			4,349

	Taiwan—6.7%
	Asustek Computer, Inc. (Computers & peripherals)	114,000	1,239
	Hon Hai Precision Industry Co., Ltd. (Electronic equipment, instruments & components)	505,770	1,587
	MediaTek, Inc. (Semiconductors & semiconductor equipment)	101,000	1,066

			3,892

See accompanying Notes to Portfolio of Investments.

Emerging Leaders Growth Fund

Portfolio of Investments, September 30, 2012 (all dollar amounts in thousands) (unaudited)

Issuer	Shares	Value
Common Stocks—(continued)
Emerging Asia—56.9%—(continued)
Thailand—5.9%
Advanced Info Service PCL (Wireless telecommunication services)	199,100	$1,384
CP ALL PCL (Food & staples retailing)	788,600	910
Kasikornbank PCL (Commercial banks)	188,100	1,115

		3,409

Emerging Latin America—21.2%
Brazil—7.7%
BR Malls Participacoes S.A. (Real estate management & development)	93,500	1,298
Cia de Bebidas das Americas—ADR (Beverages)	38,483	1,473
Cielo S.A. (IT services)	47,600	1,188
Embraer S.A.—ADR (Aerospace & defense)	18,838	501

		4,460

Chile—4.1%
Banco Santander Chile—ADR (Commercial banks)	12,348	904
S.A.C.I. Falabella (Multiline retail)	63,173	637
Sociedad Quimica y Minera de Chile S.A.—ADR (Chemicals)	13,802	851

		2,392

Colombia—3.0%
Ecopetrol S.A. (Oil, gas & consumable fuels)	585,157	1,723

Mexico—5.6%
Grupo Financiero Banorte S.A.B. de C.V. (Commercial banks)	222,900	1,260
Grupo Mexico S.A.B. de C.V. Series “B” (Metals & mining)	605,200	2,000

		3,260

Peru—0.8%
Credicorp, Ltd. (Commercial banks)†	3,677	461

Emerging Europe, Mid-East, Africa—18.1%
Qatar—2.0%
Industries Qatar QSC (Industrial conglomerates)	29,575	1,138

Russia—4.6%
Magnit OAO (Food & staples retailing)†	902	120
Magnit OJSC—144A—GDR (Food & staples retailing)†	26,910	915
Sberbank of Russian Federation (Commercial banks)†	562,577	1,641

		2,676

South Africa—9.1%
Bidvest Group, Ltd. (Industrial conglomerates)	38,477	952
FirstRand, Ltd. (Diversified financial services)	408,813	1,370
MTN Group, Ltd. (Wireless telecommunication services)	33,113	637
Naspers, Ltd. (Media)	14,649	906
Sasol, Ltd. (Oil, gas & consumable fuels)	12,376	554
Shoprite Holdings, Ltd. (Food & staples retailing)	28,739	581

See accompanying Notes to Portfolio of Investments.

Emerging Leaders Growth Fund

Portfolio of Investments, September 30, 2012 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Emerging Europe, Mid-East, Africa—18.1%—(continued)
South Africa—9.1%—(continued)
Tiger Brands, Ltd. (Food products)	8,429	$277

		5,277

Turkey—2.4%
Turkiye Garanti Bankasi A.S. (Commercial banks)	338,809	1,414

Total Common Stocks—96.2% (cost $50,209)		55,852

Preferred Stock
Brazil—2.7%
Itau Unibanco Holding S.A. (Commercial banks)	102,400	1,545

Total Preferred Stock—2.7% (cost $1,593)		1,545

Repurchase Agreement
Fixed Income Clearing Corporation, 0.120% dated 9/28/12, due 10/1/12, repurchase price $539, collateralized by U.S.Treasury Note, 1.250%, due 10/31/15	$539	539

Total Repurchase Agreement—0.9% (cost $539)		539

Total Investments—99.8% (cost $52,341)		57,936
Cash and other assets, less liabilities—0.2%		133

Net assets—100.0%		$58,069

ADR = American Depository Receipt

GDR = Global Depository Receipt

*	Non-income producing securities

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

Emerging Leaders Growth Fund

Portfolio of Investments, September 30, 2012 (all dollar amounts in thousands) (unaudited)

At September 30, 2012, the Fund’s Portfolio of Investments includes the following industry categories:

Financials	26.5%
Information Technology	20.4%
Consumer Staples	13.0%
Consumer Discretionary	12.3%
Telecommunication Services	8.0%
Industrials	6.5%
Energy	5.9%
Materials	5.0%
Health Care	2.4%

Total	100.0%

At September 30, 2012, the Fund’s Portfolio of Investments includes the following currency categories:

Hong Kong Dollar	17.2%
U.S. Dollar	13.8%
Indian Rupee	9.9%
South African Rand	9.2%
South Korean Won	7.6%
Brazilian Real	7.0%
New Taiwan Dollar	6.8%
Thai Baht	5.9%
Mexican Peso	5.7%
Indonesian Rupiah	5.4%
Colombian Peso	3.0%
Malaysian Ringgit	3.0%
Turkish Lira	2.4%
Qatari Rial	2.0%
Chilean Peso	1.1%

Total	100.0%

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, September 30, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Emerging Asia—56.9%
	Cambodia—1.4%
	NagaCorp, Ltd. (Hotels, restaurants & leisure)	194,000	$109

	China—8.8%
*	3SBio, Inc.—ADR (Biotechnology)	2,544	33
	AAC Technologies Holdings, Inc. (Communications equipment)	40,000	143
	China Overseas Grand Oceans Group, Ltd. (Real estate management & development)	132,000	131
	Golden Eagle Retail Group, Ltd. (Multiline retail)	27,000	53
*	Haier Electronics Group Co., Ltd. (Household durables)	52,000	60
	Haitian International Holdings, Ltd. (Machinery)	78,000	89
*	Hollysys Automation Technologies, Ltd. (Electronic equipment, instruments & components)†	5,082	50
	Minth Group, Ltd. (Auto components)	66,000	70
	Prince Frog International Holdings, Ltd. (Personal products)	110,000	35

			664

	India—12.9%
	Bata India, Ltd. (Textiles, apparel & luxury goods)	3,543	66
	Colgate-Palmolive India, Ltd. (Personal products)	1,134	26
	CRISIL, Ltd. (Diversified financial services)	1,723	31
	Eicher Motors, Ltd. (Machinery)	1,071	47
	GlaxoSmithKline Consumer Healthcare, Ltd. (Food products)	1,255	71
	Godrej Consumer Products, Ltd. (Personal products)	3,678	47
	Gruh Finance, Ltd. (Thrifts & mortgage finance)	16,704	66
	Havells India, Ltd. (Electrical equipment)	3,780	45
	IndusInd Bank, Ltd. (Commercial banks)	8,935	60
	Ipca Laboratories, Ltd. (Pharmaceuticals)	9,798	90
*	Jubilant Foodworks, Ltd. (Hotels, restaurants & leisure)	2,275	59
	Lupin, Ltd. (Pharmaceuticals)	7,581	86
	Marico, Ltd. (Personal products)	19,507	74
	Page Industries, Ltd. (Textiles, apparel & luxury goods)	771	46
	Pidilite Industries, Ltd. (Chemicals)	14,084	55
	TTK Prestige, Ltd. (Household durables)	606	43
	Yes Bank, Ltd. (Commercial banks)	9,461	68

			980

	Indonesia—8.3%
	PT Ace Hardware Indonesia Tbk (Specialty retail)	164,000	105
	PT Alam Sutera Realty Tbk (Real estate management & development)	549,500	29
*	PT Bank Tabungan Pensiunan Nasional Tbk (Commercial banks)	122,500	67
	PT Ciputra Development Tbk (Real estate management & development)	629,500	47
	PT Hexindo Adiperkasa Tbk (Trading companies & distributors)	21,000	18
	PT Indomobil Sukses Internasional Tbk (Specialty retail)	24,000	14
	PT Jasa Marga (Transportation infrastructure)	152,500	93
	PT Kalbe Farma Tbk (Pharmaceuticals)	171,500	84
	PT Media Nusantara Citra Tbk (Media)	305,500	83
	PT Mitra Adiperkasa Tbk (Multiline retail)	33,500	23
*	PT MNC Sky Vision Tbk (Media)	103,000	22
	PT Sumber Alfaria Trijaya Tbk (Food & staples retailing)	44,500	26

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, September 30, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—56.9%—(continued)
	Indonesia—8.3%—(continued)
*	PT Tower Bersama Infrastructure Tbk (Wireless telecommunication services)	38,000	$18

			629

	Malaysia—5.0%
	Aeon Co. M Bhd (Multiline retail)	13,700	49
	Dayang Enterprise Holdings Bhd (Energy equipment & services)	47,600	31
	Guinness Anchor Bhd (Beverages)	18,900	94
	KPJ Healthcare Bhd (Health care providers & services)	35,700	71
	Nestle Malaysia Bhd (Food products)	4,100	83
	Padini Holdings Bhd (Specialty retail)	72,600	50

			378

	Philippines—7.0%
	Alliance Global Group, Inc. (Industrial conglomerates)	125,000	44
	International Container Terminal Services, Inc. (Transportation infrastructure)	21,000	35
	Puregold Price Club, Inc. (Food & staples retailing)	208,200	148
	Security Bank Corporation (Commercial banks)	37,100	146
	SM Prime Holdings, Inc. (Real estate management & development)	281,175	96
	Universal Robina Corporation (Food products)	35,100	59

			528

	South Korea—1.4%
	Able C&C Co., Ltd. (Personal products)	772	63
*	Gamevil, Inc. (Software)	441	41

			104

	Sri Lanka—0.7%
	Commercial Bank of Ceylon plc (Commercial banks)	59,572	53

	Taiwan—2.6%
	Ginko International Co., Ltd. (Health care equipment & supplies)	4,000	47
	Hiwin Technologies Corporation (Machinery)	4,300	31
	Largan Precision Co., Ltd. (Electronic equipment, instruments & components)	2,000	41
	PChome Online, Inc. (Internet software & services)	6,312	36
	St Shine Optical Co., Ltd. (Health care equipment & supplies)	3,000	39

			194

	Thailand—8.8%
	Bangkok Dusit Medical Services PCL (Health care providers & services)	27,100	95
	BEC World PCL (Media)	38,900	97
	Home Product Center PCL (Specialty retail)	154,700	66
	LPN Development PCL (Real estate management & development)	82,500	50
	Minor International PCL (Hotels, restaurants & leisure)	183,510	92
	Robinson Department Store PCL (Multiline retail)	52,000	109
	Siam Makro PCL (Food & staples retailing)	7,450	96
	Tisco Financial Group PCL (Commercial banks)	40,800	61

			666

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, September 30, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Latin America—25.8%
	Argentina—0.9%
	MercadoLibre, Inc. (Internet software & services)	800	$66

	Brazil—16.3%
	Amil Participacoes S.A. (Health care providers & services)	3,300	40
	Arezzo Industria e Comercio S.A. (Textiles, apparel & luxury goods)	2,200	40
	BR Properties S.A. (Real estate management & development)	9,300	121
	Cia Hering (Specialty retail)	4,000	90
	EcoRodovias Infraestrutura e Logistica S.A. (Transportation infrastructure)	8,300	72
	Ez Tec Empreendimentos e Participacoes S.A. (Household durables)	4,500	56
	Iguatemi Empresa de Shopping Centers S.A. (Real estate management & development)	2,500	64
	Iochpe-Maxion S.A. (Machinery)	2,500	33
	Localiza Rent a Car S.A. (Road & rail)	4,900	86
	Lojas Renner S.A. (Multiline retail)	2,800	94
	Mills Estruturas e Servicos de Engenharia S.A. (Trading companies & distributors)	6,646	96
	OdontoPrev S.A. (Health care providers & services)	10,700	60
*	Qualicorp S.A. (Professional services)	7,900	77
	Raia Drogasil S.A. (Food & staples retailing)	6,700	77
	Restoque Comercio e Confeccoes de Roupas S.A. (Textiles, apparel & luxury goods)	3,100	14
	Tegma Gestao Logistica S.A. (Road & rail)	3,300	55
	Totvs S.A. (Software)	2,900	60
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A (Commercial services & supplies)	5,300	99

			1,234

	Chile—2.4%
*	Inversiones La Construccion S.A. (Diversified financial services)	3,415	55
	Parque Arauco S.A. (Real estate management & development)	23,957	49
	Sonda S.A. (IT services)	26,430	80

			184

	Mexico—4.4%
*	Alsea S.A.B. de C.V. (Hotels, restaurants & leisure)	72,887	113
	Banregio Grupo Financiero S.A.B. de C.V. (Commercial banks)	23,338	88
	Fibra Uno Administracion S.A. de C.V. (Real estate investment trusts (REITs))	44,700	101
*	Genomma Lab Internacional S.A.B. de C.V. (Pharmaceuticals)	14,800	29

			331

	Panama—1.3%
	Copa Holdings S.A. (Airlines)†	1,226	100

	Peru—0.5%
	Intercorp Financial Services, Inc. (Diversified financial services)	1,090	35

	Emerging Europe, Mid-East, Africa—14.7%
	Kenya—0.5%
	Safaricom, Ltd. (Wireless telecommunication services)	736,600	35

	Nigeria—1.2%
	Guaranty Trust Bank plc (Commercial banks)	481,457	59

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, September 30, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Emerging Europe, Mid-East, Africa—14.7%—(continued)
	Nigeria—1.2%—(continued)
	Nestle Nigeria plc (Food products)	9,594	$35

			94

	Poland—1.4%
	Eurocash S.A. (Food & staples retailing)	3,543	44
	LPP S.A. (Textiles, apparel & luxury goods)	40	42
	Lubelski Wegiel Bogdanka S.A. (Oil, gas & consumable fuels)	612	23

			109

	Russia—1.0%
*	Etalon Group Ltd.—144A—GDR (Real estate management & development)	7,010	44
	M Video OJSC (Specialty retail)	3,470	29

			73

	South Africa—6.9%
	AVI, Ltd. (Food products)	12,731	92
	Capitec Bank Holdings, Ltd. (Commercial banks)	2,844	77
	Coronation Fund Managers, Ltd. (Capital markets)	12,969	48
	Discovery Holdings, Ltd. (Insurance)	6,139	41
	Life Healthcare Group Holdings Pte, Ltd. (Health care providers & services)	17,515	67
	Mr Price Group, Ltd. (Specialty retail)	6,208	94
	The Foschini Group, Ltd. (Specialty retail)	4,946	75
	Truworths International, Ltd. (Specialty retail)	2,688	30

			524

	Turkey—3.7%
	Anadolu Hayat Emeklilik A.S. (Insurance)	8,935	23
	Arcelik A.S. (Household durables)	13,208	70
	BIM Birlesik Magazalar A.S. (Food & staples retailing)	1,731	72
	Bizim Toptan Satis Magazalari A.S. (Food & staples retailing)	2,531	32
	Tofas Turk Otomobil Fabrikasi A.S. (Automobiles)	8,252	42
	Turkiye Sinai Kalkinma Bankasi A.S. (Commercial banks)	33,672	37

			276

	Total Common Stocks—97.4% (cost $6,204)		7,366

	Preferred Stock
	Brazil—1.2%
	Marcopolo S.A. (Machinery)	15,200	89

	Total Preferred Stock—1.2% (cost $74)		89

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, September 30, 2012 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
Repurchase Agreement
Fixed Income Clearing Corporation, 0.120% dated 9/28/12, due 10/1/12, repurchase price $143, collateralized by U.S. Treasury Note, 1.250%, due 10/31/15	$143	$143

Total Repurchase Agreement—1.9% (cost $143)		143

Total Investments—100.5% (cost $6,421)		7,598
Liabilities, plus cash and other assets—(0.5)%		(37)

Net assets—100.0%		$7,561

ADR = American Depository Receipt

GDR = Global Depository Receipt

*	Non-income producing securities

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, September 30, 2012 (all dollar amounts in thousands) (unaudited)

At September 30, 2012, the Fund’s Portfolio of Investments includes the following industry categories:

Consumer Discretionary	27.0%
Financials	23.4%
Consumer Staples	15.7%
Industrials	13.8%
Health Care	11.0%
Information Technology	7.0%
Materials	0.7%
Energy	0.7%
Telecommunication Services	0.7%

Total	100.0%

At September 30, 2012, the Fund’s Portfolio of Investments includes the following currency categories:

Brazilian Real	17.7%
Indian Rupee	13.1%
Hong Kong Dollar	9.3%
Thai Baht	8.9%
Indonesian Rupiah	8.4%
Philippine Peso	7.1%
South African Rand	7.0%
Malaysian Ringgit	5.1%
U.S. Dollar	4.8%
Mexican Peso	4.4%
Turkish Lira	3.7%
New Taiwan Dollar	2.6%
Chilean Peso	2.5%
Euro	1.5%
South Korean Won	1.4%
Nigerian Naira	1.3%
All Other Currencies	1.2%

Total	100.0%

See accompanying Notes to Portfolio of Investments.

Large Cap Value Fund

Portfolio of Investments, September 30, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Financials—25.7%
	American Tower Corporation	851	$61
	Bank of America Corporation	3,460	31
*	CBRE Group, Inc.	1,566	29
	Citigroup, Inc.	1,846	60
	CNA Financial Corporation	842	23
	Discover Financial Services	1,485	59
	JPMorgan Chase & Co.	2,495	101
	Lazard, Ltd.†	2,152	63
	Lincoln National Corporation	1,004	24
	Morgan Stanley	2,348	39
	Prudential Financial, Inc.	677	37
	Regions Financial Corporation	5,018	36
	State Street Corporation	892	37
	SunTrust Banks, Inc.	1,890	54
	The Allstate Corporation	1,315	52
	The Goldman Sachs Group, Inc.	291	33
	US Bancorp	1,535	53
	Wells Fargo & Co.	2,838	98
	Zions BanCorp.	2,190	45

			935

	Energy—15.0%
	Anadarko Petroleum Corporation	662	46
	Baker Hughes, Inc.	1,089	49
	Chevron Corporation	717	84
	ConocoPhillips	695	40
	Devon Energy Corporation	636	39
	Exxon Mobil Corporation	1,492	136
	Hess Corporation	1,004	54
	Occidental Petroleum Corporation	565	49
	Schlumberger, Ltd.†	330	24
*	Southwestern Energy Co.	758	26

			547

	Health Care—12.7%
	Amgen, Inc.	372	31
	Baxter International, Inc.	907	54
	Cardinal Health, Inc.	1,334	52
*	Express Scripts Holding Co.	666	42
	Merck & Co., Inc.	1,666	75
	Pfizer, Inc.	4,341	108
	UnitedHealth Group, Inc.	791	44
	Zimmer Holdings, Inc.	838	57

			463

	Information Technology—8.6%
*	Adobe Systems, Inc.	1,544	50
*	BMC Software, Inc.	959	40
*	Broadcom Corporation	914	32
	Corning, Inc.	1,218	16
	Hewlett-Packard Co.	1,583	27

See accompanying Notes to Portfolio of Investments.

Large Cap Value Fund

Portfolio of Investments, September 30, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Information Technology—(continued)
	Intel Corporation	611	$14
	Microsoft Corporation	1,325	39
*	NetApp, Inc.	1,002	33
*	Symantec Corporation	2,532	45
*	VeriFone Systems, Inc.	650	18

			314

	Industrials—8.4%
	Gardner Denver, Inc.	542	33
	General Electric Co.	4,719	107
	Honeywell International, Inc.	287	17
	Kansas City Southern	651	49
	SPX Corporation	388	26
	Textron, Inc.	2,039	53
	Union Pacific Corporation	183	22

			307

	Consumer Discretionary—8.0%
*	Big Lots, Inc.	938	28
	Brunswick Corporation	1,285	29
*	General Motors Co.	1,494	34
	Lear Corporation	896	34
	Marriott International, Inc.	401	16
*	MGM Resorts International	2,161	23
*	Saks, Inc.	2,261	23
	The Walt Disney Co.	791	41
	Time Warner Cable, Inc.	681	65

			293

	Consumer Staples—7.1%
	General Mills, Inc.	1,322	53
	Kimberly-Clark Corporation	419	36
	Molson Coors Brewing Co.	735	33
	Philip Morris International, Inc.	657	59
	The Procter & Gamble Co.	1,125	78

			259

	Utilities—5.0%
	CMS Energy Corporation	2,411	57
	NextEra Energy, Inc.	875	62
	Wisconsin Energy Corporation	1,686	63

			182

	Materials—3.8%
	Alcoa, Inc.	2,400	21
	Freeport-McMoRan Copper & Gold, Inc.	1,645	65
	Rockwood Holdings, Inc.	723	34
	The Dow Chemical Co.	674	19

			139

See accompanying Notes to Portfolio of Investments.

Large Cap Value Fund

Portfolio of Investments, September 30, 2012 (all dollar amounts in thousands) (unaudited)

Issuer	Shares	Value
Common Stocks—(continued)
Telecommunication Services—3.2%
AT&T, Inc.	1,253	$47
CenturyLink, Inc.	1,188	48
Verizon Communications, Inc.	479	22

		117

Total Common Stocks—97.5% (cost $3,166)		3,556

Total Investments—97.5% (cost $3,166)		3,556
Cash and other assets, less liabilities—2.5%		89

Net assets—100.0%		$3,645

*	Non-income producing securities

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Small Cap Value Fund

Portfolio of Investments, September 30, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Financials—31.3%
	Acadia Realty Trust	99,865	$2,479
	Alterra Capital Holdings, Ltd.†	141,125	3,378
	Bank of the Ozarks, Inc.	90,455	3,118
	Berkshire Hills Bancorp, Inc.	115,628	2,646
	BioMed Realty Trust, Inc.	124,655	2,334
	CoBiz Financial, Inc.	287,490	2,012
	Coresite Realty Corporation	57,790	1,557
*	Eagle Bancorp, Inc.	158,397	2,648
	East West Bancorp, Inc.	114,200	2,412
	EastGroup Properties, Inc.	45,800	2,437
	Education Realty Trust, Inc.	221,710	2,417
	First Horizon National Corporation	262,595	2,529
*	Forest City Enterprises, Inc.	182,280	2,889
	Highwoods Properties, Inc.	69,995	2,283
	LaSalle Hotel Properties	74,144	1,979
	Mid-America Apartment Communities, Inc.	38,670	2,526
*	National Financial Partners Corporation	188,275	3,182
	National Retail Properties, Inc.	88,575	2,702
	Old National Bancorp	264,666	3,602
	PacWest Bancorp	129,933	3,036
	Pebblebrook Hotel Trust	103,264	2,415
	ProAssurance Corporation	26,790	2,423
	Prosperity Bancshares, Inc.	70,050	2,985
*	Safeguard Scientifics, Inc.	203,131	3,187
	Susquehanna Bancshares, Inc.	225,975	2,364
	The Hanover Insurance Group, Inc.	72,155	2,688
	Webster Financial Corporation	147,230	3,489
*	West Coast Bancorp	78,745	1,773
*	Western Alliance Bancorp	292,135	2,980

			76,470

	Industrials—16.0%
	Actuant Corporation	81,243	2,325
	Belden, Inc.	91,115	3,360
	Cubic Corporation	52,120	2,609
	EMCOR Group, Inc.	113,086	3,228
	ESCO Technologies, Inc.	87,687	3,407
	G&K Services, Inc.	77,473	2,426
*	Hawaiian Holdings, Inc.	184,116	1,029
	Interface, Inc.	138,155	1,825
	John Bean Technologies Corporation	80,064	1,307
*	Kadant, Inc.	97,194	2,254
*	Moog, Inc.	95,824	3,629
*	Northwest Pipe Co.	92,250	2,274
*	Old Dominion Freight Line, Inc.	70,625	2,130
	Quanex Building Products Corporation	126,330	2,380
	TAL International Group, Inc.	66,540	2,261
*	Tetra Tech, Inc.	95,857	2,517

			38,961

See accompanying Notes to Portfolio of Investments.

Small Cap Value Fund

Portfolio of Investments, September 30, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Consumer Discretionary—12.6%
	Core-Mark Holding Co., Inc.	42,235	$2,032
*	Krispy Kreme Doughnuts, Inc.	208,695	1,655
*	Life Time Fitness, Inc.	40,595	1,857
	Meredith Corporation	93,165	3,261
	Pier 1 Imports, Inc.	177,745	3,331
*	Pinnacle Entertainment, Inc.	285,980	3,503
	Regis Corporation	163,270	3,001
*	The Children’s Place Retail Stores, Inc.	46,935	2,816
	The Men’s Wearhouse, Inc.	88,285	3,040
	The PEP Boys-Manny, Moe & Jack	194,800	1,983
*	The Warnaco Group, Inc.	36,445	1,891
*	WMS Industries, Inc.	151,515	2,482

			30,852

	Information Technology—10.6%
	ADTRAN, Inc.	145,460	2,514
*	Cadence Design Systems, Inc.	189,845	2,442
*	Digital River, Inc.	109,260	1,820
	Earthlink, Inc.	491,105	3,497
*	Integrated Device Technology, Inc.	527,962	3,104
	j2 Global Communications, Inc.	79,160	2,598
*	Monolithic Power Systems, Inc.	93,129	1,839
*	Parametric Technology Corporation	116,550	2,541
*	Progress Software Corporation	93,275	1,995
*	Silicon Laboratories, Inc.	61,030	2,244
*	Ultra Clean Holdings	244,067	1,394

			25,988

	Utilities—7.0%
	ALLETE, Inc.	70,010	2,922
	Chesapeake Utilities Corporation	44,395	2,103
	Cleco Corporation	78,095	3,278
	Northwest Natural Gas Co.	55,145	2,715
	Southwest Gas Corporation	67,835	2,998
	WGL Holdings, Inc.	77,180	3,107

			17,123

	Energy—6.4%
	Bristow Group, Inc.	44,830	2,266
*	Gulfmark Offshore, Inc.	63,244	2,090
*	Key Energy Services, Inc.	222,735	1,559
*	Magnum Hunter Resources Corporation	519,376	2,306
*	Swift Energy Co.	155,495	3,247
*	TETRA Technologies, Inc.	303,370	1,835
	Western Refining, Inc.	86,090	2,254

			15,557

	Materials—6.2%
	Minerals Technologies, Inc.	44,610	3,164
	PolyOne Corporation	215,495	3,571
*	RTI International Metals, Inc.	99,000	2,370

See accompanying Notes to Portfolio of Investments.

Small Cap Value Fund

Portfolio of Investments, September 30, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Materials—(continued)
	Sensient Technologies Corporation	80,530	$2,961
	Silgan Holdings, Inc.	68,860	2,996

			15,062

	Health Care—5.1%
	CONMED Corporation	88,250	2,515
*	Greatbatch, Inc.	101,755	2,476
*	HealthSouth Corporation	102,565	2,468
*	Magellan Health Services, Inc.	41,425	2,138
*	Mednax, Inc.	39,158	2,915

			12,512

	Consumer Staples—2.1%
	J&J Snack Foods Corporation	42,992	2,465
	Spartan Stores, Inc.	165,679	2,536

			5,001

	Telecommunication Services—0.7%
*	tw telecom, Inc.	68,050	1,774

	Total Common Stocks—98.0% (cost $215,909)		239,300

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.120% dated 9/28/12, due 10/1/12, repurchase price $9,876, collateralized by U.S. Treasury Note, 1.25%, due 10/31/2015	$9,876	9,876

	Total Repurchase Agreement—4.1% (cost $9,876)		9,876

	Total Investments—102.1% (cost $225,785)		249,176
	Liabilities, plus cash and other assets—(2.1)%		(5,078)

	Net assets—100.0%		$244,098

† = U.S. listed foreign security

*	Non-income producing securities

See accompanying Notes to Portfolio of Investments.

Mid Cap Value Fund

Portfolio of Investments, September 30, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Financials—29.8%
	Alexandria Real Estate Equities, Inc.	725	$53
	Allied World Assurance Co. Holdings, Ltd.†	535	41
	American Campus Communities, Inc.	905	40
	Ameriprise Financial, Inc.	1,465	83
	Comerica, Inc.	1,410	44
	Digital Realty Trust, Inc.	500	35
	Discover Financial Services	2,015	80
	East West Bancorp, Inc.	2,150	45
	Essex Property Trust, Inc.	245	36
	Fifth Third Bancorp	3,310	51
	First Horizon National Corporation	4,315	42
*	Forest City Enterprises, Inc.	3,495	55
	Host Hotels & Resorts, Inc.	3,095	50
	Marsh & McLennan Cos., Inc.	1,825	62
	People’s United Financial, Inc.	4,540	55
	Realty Income Corporation	1,075	44
	SL Green Realty Corporation	745	60
	SunTrust Banks, Inc.	2,270	64
	Taubman Centers, Inc.	500	38
	The Hanover Insurance Group, Inc.	1,195	45
	The Hartford Financial Services Group, Inc.	2,925	57
	Validus Holdings, Ltd.†	1,695	57
	Ventas, Inc.	1,020	64

			1,201

	Industrials—12.5%
	Dover Corporation	685	41
	Eaton Corporation	1,545	73
	Hubbell, Inc.	550	44
	Joy Global, Inc.	685	38
*	Old Dominion Freight Line, Inc.	1,160	35
	PACCAR, Inc.	1,060	43
	Pall Corporation	870	55
	Parker Hannifin Corporation	650	54
	Rockwell Automation, Inc.	580	40
	Rockwell Collins, Inc.	775	42
	Snap-On, Inc.	565	41

			506

	Utilities—10.5%
	American Water Works Co., Inc.	1,485	55
	Cleco Corporation	920	38
	DTE Energy Co.	900	54
	Northeast Utilities	1,510	58
	NV Energy, Inc.	2,815	51
	Pinnacle West Capital Corporation	935	49
	Wisconsin Energy Corporation	1,485	56
	Xcel Energy, Inc.	2,170	60

			421

See accompanying Notes to Portfolio of Investments.

Mid Cap Value Fund

Portfolio of Investments, September 30, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Energy—9.4%
	Pioneer Natural Resources Co.	630	$66
*	Plains Exploration & Production Co.	1,225	46
*	Rowan Cos. plc†	1,575	53
	SM Energy Co.	860	46
*	Superior Energy Services, Inc.	1,745	36
	Valero Energy Corporation	2,470	78
*	Whiting Petroleum Corporation	1,160	55

			380

	Information Technology—9.2%
*	Atmel Corporation	5,140	27
*	Ingram Micro, Inc.	2,790	43
*	Juniper Networks, Inc.	2,500	43
	Linear Technology Corporation	1,325	42
*	Parametric Technology Corporation	2,030	44
	TE Connectivity, Ltd.†	1,890	64
*	VeriSign, Inc.	905	44
	Xerox Corporation	8,640	64

			371

	Consumer Discretionary—8.0%
	Autoliv, Inc.	525	33
*	Bed Bath & Beyond, Inc.	510	32
	Coach, Inc.	640	36
	DISH Network Corporation	1,610	49
	H&R Block, Inc.	2,415	42
	Kohl’s Corporation	780	40
	Newell Rubbermaid, Inc.	2,605	50
	VF Corporation	265	42

			324

	Health Care—6.9%
*	CareFusion Corporation	1,880	53
	CIGNA Corporation	1,365	64
*	Laboratory Corporation of America Holdings	515	48
*	Mettler-Toledo International, Inc.†	310	53
	Zimmer Holdings, Inc.	865	59

			277

	Consumer Staples—5.6%
	ConAgra Foods, Inc.	2,385	66
	HJ Heinz Co.	1,050	59
	Ingredion, Inc.	1,015	56
	The Kroger Co.	1,965	46

			227

	Materials—4.9%
	Airgas, Inc.	640	53
	Carpenter Technology Corporation	855	45
	FMC Corporation	1,150	64

See accompanying Notes to Portfolio of Investments.

Mid Cap Value Fund

Portfolio of Investments, September 30, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Materials—(continued)
	Steel Dynamics, Inc.	3,350	$37

			199

	Telecommunication Services—0.7%
*	tw telecom, Inc.	1,110	29

	Total Common Stocks—97.5% (cost $3,563)		3,935

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.120% dated 9/28/12, due 10/1/12, repurchase price $157, collateralized by U.S. Treasury Note, 1.250%, due 10/31/15	$157	157

	Total Repurchase Agreement—3.9% (cost $157)		157

	Total Investments—101.4% (cost $3,720)		4,092
	Liabilities, plus cash and other assets—(1.4)%		(58)

	Net assets—100.0%		$4,034

† = U.S. listed foreign security

*	Non-income producing securities

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Value Fund

Portfolio of Investments, September 30, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Financials—28.5%
	Alexandria Real Estate Equities, Inc.	325	$24
	Allied World Assurance Co. Holdings, Ltd.†	225	17
	Alterra Capital Holdings, Ltd.†	935	22
	Bank of the Ozarks, Inc.	565	19
	Comerica, Inc.	825	26
	East West Bancorp, Inc.	755	16
	EastGroup Properties, Inc.	330	18
	Education Realty Trust, Inc.	1,640	18
	Essex Property Trust, Inc.	105	16
	First Horizon National Corporation	2,515	24
*	Forest City Enterprises, Inc.	1,315	21
	Highwoods Properties, Inc.	605	20
	LaSalle Hotel Properties	438	12
	Mid-America Apartment Communities, Inc.	240	16
*	National Financial Partners Corporation	1,415	24
	National Retail Properties, Inc.	830	25
	Old National Bancorp	2,205	30
	PacWest Bancorp	914	21
	Pebblebrook Hotel Trust	743	17
	People’s United Financial, Inc.	2,740	33
	ProAssurance Corporation	260	23
	Prosperity Bancshares, Inc.	555	24
	Realty Income Corporation	530	22
	SL Green Realty Corporation	355	28
	Susquehanna Bancshares, Inc.	1,615	17
	Taubman Centers, Inc.	215	16
	The Hanover Insurance Group, Inc.	505	19
	The Hartford Financial Services Group, Inc.	1,225	24
	Validus Holdings, Ltd.†	845	29
	Webster Financial Corporation	1,210	29
*	Western Alliance Bancorp	1,670	17

			667

	Industrials—15.6%
	Actuant Corporation	777	22
	Belden, Inc.	805	30
	Cubic Corporation	375	19
	EMCOR Group, Inc.	925	26
	ESCO Technologies, Inc.	770	30
	G&K Services, Inc.	650	20
	Hubbell, Inc.	265	21
	Interface, Inc.	1,195	16
	Joy Global, Inc.	405	23
*	Moog, Inc.	820	31
*	Old Dominion Freight Line, Inc.	680	21
	Pall Corporation	460	29
	Quanex Building Products Corporation	1,070	20
	Snap-On, Inc.	250	18
	TAL International Group, Inc.	465	16
*	Tetra Tech, Inc.	919	24

			366

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Value Fund

Portfolio of Investments, September 30, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Consumer Discretionary—13.4%
	Autoliv, Inc.	365	$23
	Core-Mark Holding Co., Inc.	330	16
	H&R Block, Inc.	1,390	24
*	Krispy Kreme Doughnuts, Inc.	1,787	14
*	Life Time Fitness, Inc.	390	18
	Meredith Corporation	755	26
	Newell Rubbermaid, Inc.	1,260	24
	Pier 1 Imports, Inc.	1,380	26
*	Pinnacle Entertainment, Inc.	2,120	26
	Regis Corporation	1,255	23
*	The Children’s Place Retail Stores, Inc.	360	22
	The Men’s Wearhouse, Inc.	685	23
	The PEP Boys-Manny, Moe & Jack	1,520	15
*	The Warnaco Group, Inc.	235	12
*	WMS Industries, Inc.	1,380	23

			315

	Information Technology—9.7%
	ADTRAN, Inc.	1,118	19
*	Atmel Corporation	2,290	12
*	Cadence Design Systems, Inc.	1,380	18
*	Digital River, Inc.	785	13
	Earthlink, Inc.	3,730	27
*	Ingram Micro, Inc.	1,200	18
*	Integrated Device Technology, Inc.	4,510	27
	j2 Global Communications, Inc.	570	19
*	Monolithic Power Systems, Inc.	713	14
*	Parametric Technology Corporation	1,010	22
*	Progress Software Corporation	900	19
*	VeriSign, Inc.	395	19

			227

	Utilities—8.9%
	ALLETE, Inc.	525	22
	American Water Works Co., Inc.	830	31
	Cleco Corporation	600	25
	Northwest Natural Gas Co.	505	25
	NV Energy, Inc.	1,520	27
	Pinnacle West Capital Corporation	505	27
	Southwest Gas Corporation	565	25
	WGL Holdings, Inc.	650	26

			208

	Energy—7.5%
	Bristow Group, Inc.	285	14
*	Gulfmark Offshore, Inc.	540	18
*	Key Energy Services, Inc.	2,130	15
*	Magnum Hunter Resources Corporation	3,266	14
*	Plains Exploration & Production Co.	585	22
*	Rowan Cos. plc†	715	24
	SM Energy Co.	315	17

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Value Fund

Portfolio of Investments, September 30, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Energy—(continued)
*	Swift Energy Co.	985	$21
*	TETRA Technologies, Inc.	1,575	9
	Western Refining, Inc.	825	22

			176

	Materials—7.0%
	Airgas, Inc.	250	21
	Carpenter Technology Corporation	270	14
	FMC Corporation	410	23
	Minerals Technologies, Inc.	265	19
	PolyOne Corporation	1,210	20
*	RTI International Metals, Inc.	700	17
	Sensient Technologies Corporation	420	15
	Silgan Holdings, Inc.	485	21
	Steel Dynamics, Inc.	1,250	14

			164

	Health Care—5.8%
*	CareFusion Corporation	850	24
	CONMED Corporation	480	14
*	Greatbatch, Inc.	540	13
*	HealthSouth Corporation	880	21
*	Magellan Health Services, Inc.	295	16
*	Mednax, Inc.	365	27
*	Mettler-Toledo International, Inc.	130	22

			137

	Consumer Staples—2.8%
	Ingredion, Inc.	565	31
	J&J Snack Foods Corporation	260	15
	Spartan Stores, Inc.	1,225	19

			65

	Telecommunication Services—0.7%
*	tw telecom, Inc.	650	17

	Total Common Stocks—99.9% (cost $2,148)		2,342

	Total Investments—99.9% (cost $2,148)		2,342
	Cash and other assets, less liabilities—0.1%		1

	Net assets—100.0%		$2,343

† = U.S. listed foreign security

*	Non-income producing securities

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, September 30, 2012 (all amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government and U.S. Government Agency—41.0%
U.S. Treasury Inflation Indexed Notes/Bonds—7.4%
U.S. Treasury Inflation Indexed Note, 2.375%, due 1/15/17	$5,857	$6,869
U.S. Treasury Inflation Indexed Bond, 3.875%, due 4/15/29	8,502	14,114

Total U.S. Treasury Inflation Indexed Notes/Bonds		20,983

U.S. Treasury—1.0%
U.S. Treasury Bond, 3.125%, due 2/15/42	525	558
U.S. Treasury Strip Principal, 0.000%, due 5/15/20	2,575	2,347

Total U.S. Treasury Obligations		2,905

Government National Mortgage Association (GNMA)—2.7%
#344834, 6.250%, due 7/15/13	3	3
#344902, 6.250%, due 3/15/14	5	5
#623162, 6.500%, due 7/15/18	40	44
#616250, 6.000%, due 2/15/24	10	11
#422470, 7.500%, due 3/15/26	1	1
#509405, 7.500%, due 8/15/29	1	2
GNR 2004-2 M5, 4.891%, due 7/16/34	125	137
GNR 2006-67 GB, 4.711%, due 9/16/34, VRN	961	988
#699118, 6.000%, due 9/15/38	5,596	6,371

Total GNMA Mortgage Obligations		7,562

Federal Home Loan Mortgage Corp. (FHLMC)—7.1%
#J16051, 4.500%, due 7/1/26	1,279	1,406
#G01728, 7.500%, due 7/1/32	262	322
#C01385, 6.500%, due 8/1/32	263	304
#A13303, 5.000%, due 9/1/33	508	570
#C01623, 5.500%, due 9/1/33	377	415
#A15039, 5.500%, due 10/1/33	7	8
#G01843, 6.000%, due 6/1/35	71	80
#G02141, 6.000%, due 3/1/36	1,484	1,664
#A62179, 6.000%, due 6/1/37	769	862
#A63539, 6.000%, due 7/1/37	943	1,057
#A62858, 6.500%, due 7/1/37	505	570
#G03170, 6.500%, due 8/1/37	1,195	1,348
#A66843, 6.500%, due 10/1/37	1,795	2,043
#A78138, 5.500%, due 6/1/38	1,048	1,176
#G04544, 6.000%, due 8/1/38	3,247	3,608
#A81799, 6.500%, due 9/1/38	2,188	2,490
#C03665, 9.000%, due 4/1/41	1,639	2,043

Total FHLMC Mortgage Obligations		19,966

Federal National Mortgage Association (FNMA)—22.8%
#124947, 7.000%, due 7/1/13	1	1
#576553, 8.000%, due 2/1/16	9	10
#580793, 6.000%, due 4/1/16	2	2
#624506, 6.000%, due 1/1/17	2	2
#679247, 7.000%, due 8/1/17	9	10
#689612, 5.000%, due 5/1/18	250	276

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, September 30, 2012 (all amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government and U.S. Government Agency—(continued)
Federal National Mortgage Association (FNMA)—(continued)
#695910, 5.000%, due 5/1/18	$504	$557
#697593, 5.000%, due 5/1/18	442	488
#770395, 5.000%, due 4/1/19	9	10
#900725, 6.000%, due 8/1/21	119	132
#893325, 7.000%, due 9/1/21	9	10
#AA2924, 4.500%, due 4/1/24	873	965
#255956, 5.500%, due 10/1/25	56	62
#AB2256, 3.500%, due 2/1/26	1,240	1,351
#890329, 4.000%, due 4/1/26	491	537
#AI9811, 4.500%, due 8/1/26	526	582
#AH9564, 3.500%, due 9/1/26	1,062	1,157
#AJ8149, 3.500%, due 12/1/26	1,327	1,446
#AJ9402, 4.000%, due 12/1/26	2,249	2,471
#AB4818, 4.000%, due 4/1/27	1,243	1,366
#AP0446, 3.500%, due 7/1/27	3,462	3,772
#252925, 7.500%, due 12/1/29	3	3
#535977, 6.500%, due 4/1/31	23	27
#253907, 7.000%, due 7/1/31	4	4
#587849, 6.500%, due 11/1/31	33	39
#545437, 7.000%, due 2/1/32	133	155
#545759, 6.500%, due 7/1/32	1,400	1,619
#678007, 6.000%, due 9/1/32	25	28
#254548, 5.500%, due 12/1/32	63	70
#684601, 6.000%, due 3/1/33	1,392	1,578
#703391, 5.000%, due 5/1/33	218	248
#708993, 5.000%, due 6/1/33	80	91
#190340, 5.000%, due 9/1/33	194	214
#254868, 5.000%, due 9/1/33	20	22
#727056, 5.000%, due 9/1/33	996	1,135
#739243, 6.000%, due 9/1/33	1,568	1,777
#739331, 6.000%, due 9/1/33	752	852
#555800, 5.500%, due 10/1/33	213	236
#555946, 5.500%, due 11/1/33	677	776
#756153, 5.500%, due 11/1/33	1,642	1,870
#725017, 5.500%, due 12/1/33	79	90
#725205, 5.000%, due 3/1/34	2,508	2,756
#725232, 5.000%, due 3/1/34	2,702	2,969
#725238, 5.000%, due 3/1/34	944	1,037
#763798, 5.500%, due 3/1/34	287	326
#776964, 5.000%, due 4/1/34	661	749
#725611, 5.500%, due 6/1/34	330	366
#783786, 5.500%, due 7/1/34	267	305
#786546, 6.000%, due 7/1/34	701	793
#787816, 6.000%, due 7/1/34	735	833
#190353, 5.000%, due 8/1/34	287	313
#794474, 6.000%, due 10/1/34	142	160
#745092, 6.500%, due 7/1/35	981	1,135
#357944, 6.000%, due 9/1/35	84	95
#829306, 6.000%, due 9/1/35	1,039	1,169
#836140, 5.500%, due 10/1/35	115	132
#843487, 6.000%, due 10/1/35	215	243

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, September 30, 2012 (all amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
U.S. Government and U.S. Government Agency—(continued)
Federal National Mortgage Association (FNMA)—(continued)
#849191, 6.000%, due 1/1/36		$439	$495
#848782, 6.500%, due 1/1/36		619	707
#745349, 6.500%, due 2/1/36		871	995
#888305, 7.000%, due 3/1/36		22	27
#895637, 6.500%, due 5/1/36		345	393
#831540, 6.000%, due 6/1/36		128	144
#745802, 6.000%, due 7/1/36		467	529
#886220, 6.000%, due 7/1/36		1,010	1,145
#893318, 6.500%, due 8/1/36		157	179
#902974, 6.000%, due 12/1/36		999	1,123
#909480, 6.000%, due 2/1/37		1,006	1,134
#938440, 6.000%, due 7/1/37		465	522
#928561, 6.000%, due 8/1/37		563	638
#948689, 6.000%, due 8/1/37		898	1,001
#946646, 6.000%, due 9/1/37		287	323
#888967, 6.000%, due 12/1/37		1,884	2,136
#889385, 6.000%, due 2/1/38		578	653
#962058, 6.500%, due 3/1/38		3,863	4,419
#934006, 6.500%, due 9/1/38		1,295	1,481
#986856, 6.500%, due 9/1/38		1,004	1,139
#991911, 7.000%, due 11/1/38		691	790
#931492, 6.000%, due 7/1/39		331	375
#AA6898, 6.000%, due 7/1/39		1,717	1,946
#AE0082, 5.000%, due 5/1/40		1,316	1,471
#AL0913, 6.000%, due 7/1/41		1,138	1,279

Total FNMA Mortgage Obligations			64,466

Non-Agency Mortgage-Backed Obligations—0.2%
First Plus Home Loan Trust, 1997-4, Tranche M1, 7.640%, 9/11/23§**	D	199	167
First Horizon Asset Securities, Inc., 2004-AR4, Tranche 3A1, 2.587%, 8/25/34, VRN	Aaa	385	385

Total Non-Agency Mortgage-Backed Obligations			552

Asset-Backed Securities—3.0%
Avis Budget Rental Car Funding AESOP LLC—144A, 2009-1A, Tranche A, 9.310%, 10/20/13	Aa1	375	377
Hertz Vehicle Financing LLC—144A, 2009-2A, Tranche A1, 4.260%, 3/25/14	Aaa	2,280	2,303
Hertz Vehicle Financing LLC—144A, 2009-2A, Tranche A2, 5.290%, 3/25/16	Aaa	600	658
Avis Budget Rental Car Funding AESOP LLC—144A, 2010-3A, Tranche A, 4.640%, 5/20/16	Aaa	100	109
Centre Point Funding LLC—144A, 2010-1A, Tranche 1, 5.430%, 7/20/16	A2	2,005	2,101

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, September 30, 2012 (all amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Asset-Backed Securities—(continued)
GE Capital Credit Card Master Note Trust, 2012-6, Tranche B, 1.830%, 8/17/20	AA-	$2,800	$2,825

Total Asset-Backed Securities			8,373

Corporate Obligations—55.0%
Petrobras International Finance Co., 6.125%, due 10/6/16	A3	1,400	1,586
Ally Financial, Inc., 5.500%, due 2/15/17	BB-	1,788	1,869
American International Group, Inc., 3.800%, due 3/22/17	A-	2,375	2,555
Penske Truck Leasing Co. L.P.—144A, 3.750%, due 5/11/17	BBB+	2,000	2,052
ERP Operating L.P., 5.750%, due 6/15/17	BBB+	2,075	2,469
JPMorgan Chase & Co., 6.125%, due 6/27/17	A	600	706
General Motors Financial Co., Inc.—144A, 4.750%, due 8/15/17	BB	1,000	1,025
American Express Co., 6.150%, due 8/28/17	A+	2,050	2,494
Capital One Financial Corporation, 6.750%, due 9/15/17	A-	1,900	2,327
Exelon Generation Co. LLC, 6.200%, due 10/1/17	Baa1	1,160	1,381
Toll Brothers Finance Corporation, 8.910%, due 10/15/17	BBB-	1,050	1,336
Motorola Solutions, Inc., 6.000%, due 11/15/17	BBB	2,050	2,447
Triumph Group, Inc., 8.000%, due 11/15/17	B+	1,550	1,690
American Tower Corporation, 4.500%, due 1/15/18	Baa3	1,200	1,324
Morgan Stanley, 6.625%, due 4/1/18	A	2,575	2,959
Simon Property Group L.P., 6.125%, due 5/30/18	A-	1,800	2,198
Petrohawk Energy Corporation, 7.250%, due 8/15/18	A	1,050	1,193
Merrill Lynch & Co., Inc., 6.875%, due 11/15/18	A	1,100	1,328
CSX Corporation, 7.375%, due 2/1/19	BBB	870	1,113
BHP Billiton Finance USA, Ltd., 6.500%, due 4/1/19	A+	1,300	1,655
Owens Corning, 9.000%, due 6/15/19	BBB-	1,050	1,322

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, September 30, 2012 (all amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Corporate Obligations—(continued)
Discovery Communications LLC, 5.625%, due 8/15/19	BBB	$550	$664
Roper Industries, Inc., 6.250%, due 9/1/19	BBB	1,850	2,244
Continental Rubber Of America Corp.—144A, 4.500%, due 9/15/19	BB-	250	255
Republic Services, Inc., 5.500%, due 9/15/19	BBB	1,725	2,043
SBA Communications Corp.—144A, 5.625%, due 10/1/19	B2	250	254
Boston Properties L.P., 5.875%, due 10/15/19	A-	1,575	1,884
Crown Castle International Corporation, 7.125%, due 11/1/19	BB-	1,550	1,682
Toll Brothers Finance Corporation, 6.750%, due 11/1/19	BBB-	500	570
Ford Motor Credit Co. LLC, 8.125%, due 1/15/20	Baa3	3,050	3,832
Jarden Corporation, 7.500%, due 1/15/20	B	1,550	1,713
Johnson Controls, Inc., 5.000%, due 3/30/20	BBB+	1,675	1,906
The Goldman Sachs Group, Inc., 6.000%, due 6/15/20	A	2,575	2,969
Hologic, Inc.—144A, 6.250%, due 8/1/20	BB	1,100	1,166
Citigroup, Inc., 5.375%, due 8/9/20	A	2,050	2,370
Alcoa, Inc., 6.150%, due 8/15/20	BBB-	2,050	2,262
Omnicom Group, Inc., 4.450%, due 8/15/20	BBB+	2,075	2,309
The Goodyear Tire & Rubber Co., 8.250%, due 8/15/20	B+	1,500	1,661
Georgia-Pacific LLC—144A, 5.400%, due 11/1/20	A-	1,500	1,758
Progress Energy, Inc., 4.400%, due 1/15/21	BBB	1,675	1,881
Standard Pacific Corporation, 8.375%, due 1/15/21	B	1,750	1,997
Petrobras International Finance Co., 5.375%, due 1/27/21	A3	1,200	1,352
L-3 Communications Corporation, 4.950%, due 2/15/21	BBB-	2,430	2,708
Wyndham Worldwide Corporation, 5.625%, due 3/1/21	BBB-	1,000	1,103
Ball Corporation, 5.750%, due 5/15/21	BB+	1,550	1,670

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, September 30, 2012 (all amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Corporate Obligations—(continued)
Energizer Holdings, Inc., 4.700%, due 5/19/21	BBB-	$2,050	$2,171
Discovery Communications LLC, 4.375%, due 6/15/21	BBB	1,000	1,122
O’Reilly Automotive, Inc., 4.625%, due 9/15/21	BBB	2,275	2,480
Corporation Nacional del Cobre de Chile—144A, 3.875%, due 11/3/21	A1	1,900	2,065
Itau Unibanco Holding S.A.—144A, 6.200%, due 12/21/21	Baa2	2,500	2,719
SABMiller Holdings, Inc.—144A, 3.750%, due 1/15/22	BBB+	2,000	2,172
SLM Corporation, 7.250%, due 1/25/22	BBB-	2,075	2,324
Fresenius Medical Care US Finance II, Inc.—144A, 5.875%, due 1/31/22	BB+	1,000	1,070
Lamar Media Corporation, 5.875%, due 2/1/22	BB-	1,550	1,651
Masco Corporation, 5.950%, due 3/15/22	BBB-	1,675	1,835
BE Aerospace, Inc., 5.250%, due 4/1/22	BB	1,550	1,612
Pinnacle Entertainment, Inc., 7.750%, due 4/1/22	B	1,315	1,433
Discover Financial Services—144A, 5.200%, due 4/27/22	BBB	2,150	2,356
Kraft Foods Group, Inc.—144A, 3.500%, due 6/6/22	BBB	1,900	2,008
Embraer S.A., 5.150%, due 6/15/22	BBB-	2,500	2,683
Comcast Corporation, 3.125%, due 7/15/22	BBB+	1,000	1,037
America Movil S.A.B. de C.V., 3.125%, due 7/16/22	A2	2,850	2,937
PPG Industries, Inc., 2.700%, due 8/15/22	A-	1,000	1,003
DR Horton, Inc., 4.375%, due 9/15/22	Ba2	2,350	2,335
Mexichem S.A.B. de C.V.—144A, 4.875%, due 9/19/22	BBB-	1,500	1,523
Colombia Telecomunicaciones S.A. ESP—144A, 5.375%, due 9/27/22	BB	1,000	1,015
WEA Finance LLC—144A, 3.375%, due 10/3/22	A2	2,650	2,634
American Axle & Manufacturing, Inc., 6.625%, due 10/15/22	B	1,550	1,569
Continental Airlines 2012-1 Class A Pass Thru Trusts, 4.150%, due 10/11/25	A-	2,375	2,423

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, September 30, 2012 (all amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Corporate Obligations—(continued)
The Kroger Co., 8.000%, due 9/15/29	BBB	$450	$597
Conoco Funding Co., 7.250%, due 10/15/31	A1	450	676
Kohl’s Corporation, 6.000%, due 1/15/33	BBB+	1,065	1,242
Wisconsin Electric Power Co., 5.700%, due 12/1/36	A+	525	680
Comcast Corporation, 6.450%, due 3/15/37	BBB+	650	837
Yum! Brands, Inc., 6.875%, due 11/15/37	BBB	625	854
JPMorgan Chase & Co., 6.400%, due 5/15/38	A+	1,470	1,901
COX Communications, Inc.—144A, 6.950%, due 6/1/38	BBB+	370	478
General Electric Capital Corporation, 6.875%, due 1/10/39	AA+	750	1,002
Abbott Laboratories, 6.000%, due 4/1/39	AA	2,250	3,155
Burlington Northern Santa Fe LLC, 5.750%, due 5/1/40	A3	1,565	1,960
Illinois Tool Works, Inc., 4.875%, due 9/15/41	A+	900	1,054
Union Pacific Corporation, 4.750%, due 9/15/41	A-	1,450	1,635
Aristotle Holding, Inc.—144A, 6.125%, due 11/15/41	BBB+	2,500	3,246
Philip Morris International, Inc., 4.375%, due 11/15/41	A	2,075	2,240
Gilead Sciences, Inc., 5.650%, due 12/1/41	A-	1,775	2,220
Citigroup, Inc., 5.875%, due 1/30/42	A	750	904
Bank of America Corporation, 5.875%, due 2/7/42	A	2,375	2,776
CSX Corporation, 4.750%, due 5/30/42	BBB	1,225	1,332
Odebrecht Finance Ltd.—144A, 7.125%, due 6/26/42	BBB-	1,000	1,112

Total Corporate Obligations			155,360

Total Long-Term Investments—99.2% (cost $257,940)			280,167

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, September 30, 2012 (all amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Repurchase Agreement
Fixed Income Clearing Corporation, 0.120% dated 9/28/12, due 10/1/12, repurchase price $2,917, collateralized by U.S. Treasury Note, 1.500%, due 7/31/16	Aaa	$2,917	$2,917

Total Repurchase Agreement—1.0% (cost $2,917)			2,917

Total Investments—100.2% (cost $260,857)			283,084
Liabilities, plus cash and other assets—(0.2)%			(605)

Net assets—100.0%			$282,479

NRSRO = Nationally Recognized Statistical Rating Organization—The credit quality ratings of the securities in the Fund reflect the highest category rating by either Fitch Ratings, Moody’s Investors Service Inc., or Standard & Poor’s, a division of the McGraw-Hill Companies, Inc. The obligations of certain U. S. Government-sponsored securities are neither issued nor guaranteed by the U. S. Treasury.

VRN = Variable Rate Note

§ = Deemed illiquid pursuant to Liquidity Procedures approved by the Board of Trustees. This holding represents 0.06% of the net assets at September 30, 2012.

** = Fair valued pursuant to Valuation Procedures adopted by the Board of Trustees. This holding represents 0.06% of the Fund’s net assets at September 30, 2012.

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, September 30, 2012 (all amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government and U.S. Government Agency—46.8%
U.S. Treasury Inflation Indexed Notes/Bonds—5.8%
U.S. Treasury Inflation Indexed Note, 2.375%, due 1/15/17	$3,976	$4,664
U.S. Treasury Inflation Indexed Note, 1.125%, due 1/15/21	2,618	3,100

Total U.S. Treasury Inflation Indexed Notes/Bonds		7,764

U.S. Treasury—0.8%
U.S. Treasury Strip Principal, 0.000%, due 5/15/20	1,185	1,080

Government National Mortgage Association (GNMA)—0.1%
#780405, 9.500%, due 11/15/17	86	92
#357322, 7.000%, due 9/15/23	67	79

Total GNMA Mortgage Obligations		171

Federal Home Loan Mortgage Corp. (FHLMC)—9.5%
#E72924, 7.000%, due 10/1/13	68	68
#E81703, 7.000%, due 5/1/15	124	127
#E81697, 8.000%, due 5/1/15	350	373
#E81908, 8.500%, due 12/1/15	25	26
#J02184, 8.000%, due 4/1/16	206	217
#G90022, 8.000%, due 9/17/16	107	110
#M30028, 5.500%, due 5/1/17	18	18
#E90398, 7.000%, due 5/1/17	347	373
#E96536, 5.000%, due 3/1/18	361	391
#E97112, 4.000%, due 5/1/18	179	195
#B13459, 4.500%, due 4/1/19	120	129
#C67537, 9.500%, due 8/1/21	1	1
#D95621, 6.500%, due 7/1/22	1,370	1,531
#E02913, 5.000%, due 6/1/26	669	726
#J16051, 4.500%, due 7/1/26	2,370	2,605
#J19032, 3.500%, due 5/1/27	1,446	1,564
#A45790, 7.500%, due 5/1/35	222	273
#G02141, 6.000%, due 3/1/36	743	833
#A66843, 6.500%, due 10/1/37	812	924
#A81799, 6.500%, due 9/1/38	1,227	1,396
#C03665, 9.000%, due 4/1/41	794	990

Total FHLMC Mortgage Obligations		12,870

Federal National Mortgage Association (FNMA)—30.6%
#725315, 8.000%, due 5/1/13	5	5
#593561, 9.500%, due 8/1/14	42	44
#567027, 7.000%, due 9/1/14	193	197
#567026, 6.500%, due 10/1/14	124	127
#458124, 7.000%, due 12/15/14	31	32
#576554, 8.000%, due 1/1/16	394	424
#576553, 8.000%, due 2/1/16	551	594
#555747, 8.000%, due 5/1/16	39	42
#735569, 8.000%, due 10/1/16	271	290
#725410, 7.500%, due 4/1/17	107	114
#643217, 6.500%, due 6/1/17	133	145
#679247, 7.000%, due 8/1/17	518	572

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, September 30, 2012 (all amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government and U.S. Government Agency—(continued)
Federal National Mortgage Association (FNMA)—(continued)
#689334, 5.000%, due 3/1/18	$80	$87
#695910, 5.000%, due 5/1/18	524	579
#740847, 6.000%, due 10/1/18	312	344
#323501, 6.500%, due 1/1/19	94	106
#751313, 5.000%, due 3/1/19	424	468
#255358, 5.000%, due 9/1/19	117	128
#852864, 7.000%, due 7/1/20	1,059	1,175
#458147, 10.000%, due 8/15/20	254	292
#835563, 7.000%, due 10/1/20	408	450
#735574, 8.000%, due 3/1/22	267	310
#679253, 6.000%, due 10/1/22	688	759
FNR G93-19 SH, 11.234%, due 4/25/23, VRN	11	14
#982878, 4.500%, due 5/1/23	704	769
#AC5124, 4.000%, due 11/1/24	666	731
#AD8164, 4.000%, due 8/1/25	824	905
#AE1176, 4.000%, due 8/1/25	836	919
#255956, 5.500%, due 10/1/25	169	187
#AB2256, 3.500%, due 2/1/26	1,240	1,351
#890329, 4.000%, due 4/1/26	2,454	2,685
#AI9811, 4.500%, due 8/1/26	790	873
#AJ2322, 3.500%, due 10/1/26	918	1,000
#AJ3203, 4.000%, due 10/1/26	1,868	2,052
#AJ8149, 3.500%, due 12/1/26	2,628	2,863
#AJ7724, 4.000%, due 12/1/26	920	1,011
#AK0498, 3.500%, due 1/1/27	552	602
#256639, 5.000%, due 2/1/27	45	49
#AB4818, 4.000%, due 4/1/27	961	1,056
#AP0446, 3.500%, due 7/1/27	3,462	3,772
#806458, 8.000%, due 6/1/28	213	263
#880155, 8.500%, due 7/1/29	574	721
#797846, 7.000%, due 3/1/32	708	799
#745519, 8.500%, due 5/1/32	188	237
#654674, 6.500%, due 9/1/32	126	144
#733897, 6.500%, due 12/1/32	268	314
#254693, 5.500%, due 4/1/33	29	32
#555531, 5.500%, due 6/1/33	80	89
#555591, 5.500%, due 7/1/33	48	53
#725231, 5.000%, due 2/1/34	602	662
#725220, 5.000%, due 3/1/34	591	650
#725232, 5.000%, due 3/1/34	583	641
#725238, 5.000%, due 3/1/34	325	357
#776964, 5.000%, due 4/1/34	992	1,124
#725424, 5.500%, due 4/1/34	312	346
#255630, 5.000%, due 3/1/35	35	38
#886220, 6.000%, due 7/1/36	720	816
#928658, 6.500%, due 9/1/37	101	114
#889385, 6.000%, due 2/1/38	1,350	1,522
#962058, 6.500%, due 3/1/38	1,353	1,548
#991911, 7.000%, due 11/1/38	442	505

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, September 30, 2012 (all amounts in thousands) (unaudited)

Issuer	NRSRO Rating		Principal Amount	Value
U.S. Government and U.S. Government Agency—(continued)
Federal National Mortgage Association (FNMA)—(continued)
#AL0913, 6.000%, due 7/1/41			$1,896	$2,131

Total FNMA Mortgage Obligations				41,229

Non-Agency Mortgage-Backed Obligations—0.8%
First Plus Home Loan Trust, 1997-4, Tranche M1, 7.640%, 9/11/23**§	D		676	565
First Plus Home Loan Trust, 1997-4, Tranche M2, 7.830%, 9/11/23**§	D		143	104
First Plus Home Loan Trust, 1998-3, Tranche M2, 7.920%, 5/10/24**§	Caa1	f	256	247
Lehman Structured Securities Corp.—144A, 2004-2, Tranche M1, 2.979%, 2/28/33, VRN§	CCC		325	154

Total Non-Agency Mortgage-Backed Obligations				1,070

Asset-Backed Securities—3.9%
Avis Budget Rental Car Funding AESOP LLC—144A, 2009-1A, Tranche A, 9.310%, 10/20/13	Aa1		208	209
Hertz Vehicle Financing LLC—144A, 2009-2A, Tranche A1, 4.260%, 3/25/14	Aaa		1,500	1,515
Centre Point Funding LLC—144A, 2010-1A, Tranche 1, 5.430%, 7/20/16	A2		1,026	1,076
Citibank Omni Master Trust—144A, 2009-A14A, Tranche A14, 2.971%, 8/15/18, VRN	Aaa		1,000	1,047
GE Capital Credit Card Master Note Trust, 2012-6, Tranche B, 1.830%, 8/17/20	AA-		1,350	1,362

Total Asset-Backed Securities				5,209

Corporate Obligations—47.8%
Bank of America Corporation, 7.375%, due 5/15/14	A		715	783
St. Jude Medical, Inc., 3.750%, due 7/15/14	A		500	527
American International Group, Inc., 3.000%, due 3/20/15	A-		1,000	1,035
The Goldman Sachs Group, Inc., 3.300%, due 5/3/15	A		600	624
Royal Bank of Scotland Group plc, 2.550%, due 9/18/15	A-		1,000	1,012
PepsiCo, Inc., 2.500%, due 5/10/16	Aa3		700	739
Petrobras International Finance Co., 6.125%, due 10/6/16	A3		1,000	1,133
PACCAR Financial Corporation, 1.600%, due 3/15/17	A+		1,000	1,021

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, September 30, 2012 (all amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Corporate Obligations—(continued)
BHP Billiton Finance USA, Ltd., 5.400%, due 3/29/17	A+	$1,000	$1,170
Penske Truck Leasing Co. L.P.—144A, 3.750%, due 5/11/17	BBB+	500	513
JPMorgan Chase & Co., 6.125%, due 6/27/17	A	1,750	2,060
Kimberly-Clark Corporation, 6.125%, due 8/1/17	A	1,000	1,228
American Express Co., 6.150%, due 8/28/17	A+	1,500	1,825
IBM Corporation, 5.700%, due 9/14/17	AA-	1,650	2,022
Capital One Financial Corporation, 6.750%, due 9/15/17	A-	1,000	1,225
Motorola Solutions, Inc., 6.000%, due 11/15/17	BBB	650	776
Abbott Laboratories, 5.600%, due 11/30/17	AA	500	614
Wells Fargo & Co., 5.625%, due 12/11/17	AA-	750	900
Morgan Stanley, 6.625%, due 4/1/18	A	1,250	1,436
General Electric Capital Corporation, 5.625%, due 5/1/18	AA+	1,725	2,034
Philip Morris International, Inc., 5.650%, due 5/16/18	A	1,250	1,531
Simon Property Group L.P., 6.125%, due 5/30/18	A-	1,000	1,221
John Deere Capital Corporation, 5.750%, due 9/10/18	A	900	1,111
Honeywell International, Inc., 5.000%, due 2/15/19	A	1,225	1,463
The Procter & Gamble Co., 4.700%, due 2/15/19	AA-	500	594
Unilever Capital Corporation, 4.800%, due 2/15/19	A+	665	785
Burlington Northern Santa Fe LLC, 4.700%, due 10/1/19	A3	1,000	1,155
Boston Properties L.P., 5.875%, due 10/15/19	A-	1,350	1,615
The Goldman Sachs Group, Inc., 6.000%, due 6/15/20	A	1,250	1,441
Citigroup, Inc., 5.375%, due 8/9/20	A	1,000	1,156
Alcoa, Inc., 6.150%, due 8/15/20	BBB-	1,000	1,104
Georgia-Pacific LLC—144A, 5.400%, due 11/1/20	A-	1,000	1,172

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, September 30, 2012 (all amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Corporate Obligations—(continued)
L-3 Communications Corporation, 4.950%, due 2/15/21	BBB-	$750	$836
E.I. du Pont de Nemours & Co., 4.250%, due 4/1/21	A	1,000	1,159
Ford Motor Credit Co. LLC, 5.875%, due 8/2/21	Baa3	750	849
Praxair, Inc., 3.000%, due 9/1/21	A	1,000	1,061
O’Reilly Automotive, Inc., 4.625%, due 9/15/21	BBB	700	763
Verizon Communications, Inc., 3.500%, due 11/1/21	A	1,000	1,103
Corporation Nacional del Cobre de Chile—144A, 3.875%, due 11/3/21	A1	1,000	1,087
Gilead Sciences, Inc., 4.400%, due 12/1/21	A-	1,425	1,620
Itau Unibanco Holding S.A.—144A, 6.200%, due 12/21/21	Baa2	1,000	1,088
McDonald’s Corporation, 2.625%, due 1/15/22	A	1,250	1,315
SLM Corporation, 7.250%, due 1/25/22	BBB-	1,000	1,120
AT&T, Inc., 3.000%, due 2/15/22	A2	1,500	1,586
Masco Corporation, 5.950%, due 3/15/22	BBB-	1,000	1,096
Potomac Electric Power Co., 3.050%, due 4/1/22	A	1,000	1,047
Discover Financial Services—144A, 5.200%, due 4/27/22	BBB	750	822
Caterpillar Financial Services Corporation, 2.850%, due 6/1/22	A	1,000	1,033
United Technologies Corporation, 3.100%, due 6/1/22	A	1,000	1,066
Embraer S.A., 5.150%, due 6/15/22	BBB-	1,000	1,073
Odebrecht Finance Ltd.—144A, 5.125%, due 6/26/22	BBB-	1,000	1,065
Anheuser-Busch InBev Worldwide, Inc., 2.500%, due 7/15/22	A	1,000	1,014
America Movil S.A.B. de C.V., 3.125%, due 7/16/22	A2	1,100	1,134
PPG Industries, Inc., 2.700%, due 8/15/22	A-	550	552
Dominion Resources, Inc., 2.750%, due 9/15/22	A-	1,000	1,006
Mexichem S.A.B. de C.V.—144A, 4.875%, due 9/19/22	BBB-	1,000	1,015

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, September 30, 2012 (all amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Corporate Obligations—(continued)
WEA Finance LLC—144A, 3.375%, due 10/3/22	A2	$1,000	$994
Union Pacific Corporation, 2.950%, due 1/15/23	A-	1,000	1,037

Total Corporate Obligations			64,566

Total Long-Term Investments—99.3% (cost $126,804)			133,959

Repurchase Agreement
Fixed Income Clearing Corporation, 0.120% dated 9/28/12, due 10/1/12, repurchase price $1,237 collateralized by U.S. Treasury Note, 1.500%, due 7/31/16	Aaa	1,237	1,237

Total Repurchase Agreement—0.9% (cost $1,237)			1,237

Total Investments—100.2% (cost $128,041)			135,196
Liabilities, plus cash and other assets—(0.2)%			(284)

Net assets—100.0%			$134,912

NRSRO = Nationally Recognized Statistical Rating Organization—The credit quality ratings of the securities in the Fund reflect the highest category rating by either Fitch Ratings, Moody’s Investors Service Inc., or Standard & Poor’s, a division of the McGraw-Hill Companies, Inc. The obligations of certain U. S. Government-sponsored securities are neither issued nor guaranteed by the U. S. Treasury.

VRN = Variable Rate Note

** = Fair valued pursuant to Valuation Procedures adopted by the Board of Trustees. These holdings represent 0.68% of the Fund’s net assets at September 30, 2012.

§ = Deemed illiquid pursuant to Liquidity Procedures approved by the Board of Trustees. These holdings represent 0.79% of the net assets at September 30, 2012.

f = Moody’s withdrew its rating as of July 29, 2011. The rating shown represents the last issued. The bond is currently not rated by a NRSRO.

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, September 30, 2012 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government and U.S. Government Agency—73.8%
U.S. Treasury Inflation Indexed Notes/Bonds—1.8%
U.S. Treasury Inflation Indexed Note, 2.375%, due 1/15/17	$1,704	$1,999
U.S. Treasury Inflation Indexed Note, 1.625%, due 1/15/18	1,640	1,919

Total U.S. Treasury Inflation Indexed Notes/Bonds		3,918

Government National Mortgage Association (GNMA)—1.7%
#002584, 6.000%, due 4/20/13	9	9
#623159, 5.000%, due 11/15/13	36	40
#628400, 6.000%, due 11/15/13	60	62
#002682, 6.500%, due 11/20/13	19	21
#623182, 5.000%, due 12/15/13	48	52
#781010, 6.500%, due 4/15/14	38	40
#002761, 6.000%, due 5/20/14	27	30
#002787, 5.500%, due 7/20/14	4	4
#781275, 6.000%, due 10/15/14	98	102
GNR 2011-24 VA, 3.500%, due 2/20/16	1,335	1,407
#561031, 5.500%, due 9/15/16	211	229
#003180, 6.000%, due 1/20/17	32	35
#781567, 5.000%, due 2/15/18	79	85
#606406, 5.000%, due 4/15/18	105	116
#003438, 4.500%, due 9/20/18	197	217
#003465, 4.500%, due 11/20/18	62	68
#004430, 4.500%, due 5/20/24	994	1,086

Total GNMA Mortgage Obligations		3,603

Federal Home Loan Mortgage Corp. (FHLMC)—18.5%
#B18053, 5.000%, due 3/1/15	40	41
#G11885, 5.000%, due 1/1/16	139	150
#E86134, 5.000%, due 11/1/16	144	155
#G12631, 5.500%, due 4/1/17	306	331
#E96536, 5.000%, due 3/1/18	225	244
#G13127, 4.500%, due 4/1/18	84	90
#E95355, 5.000%, due 4/1/18	303	327
#G11606, 4.500%, due 5/1/18	32	35
#E96700, 5.000%, due 5/1/18	830	898
#E96962, 4.000%, due 6/1/18	145	158
#E01411, 5.000%, due 7/1/18	156	167
#E99160, 4.500%, due 9/1/18	151	166
#E01488, 5.000%, due 10/1/18	343	368
#E99895, 5.000%, due 10/1/18	710	768
#B11386, 5.000%, due 12/1/18	144	155
#B11362, 5.500%, due 12/1/18	22	24
#G13367, 5.500%, due 12/1/18	532	576
#E01545, 5.000%, due 1/1/19	189	203
#B12826, 4.500%, due 3/1/19	827	897
#G11766, 5.000%, due 3/1/19	133	144
#B15141, 4.500%, due 6/1/19	118	126
#G11596, 5.500%, due 8/1/19	174	191
#G11605, 5.500%, due 9/1/19	86	94
#B17142, 4.500%, due 11/1/19	1,415	1,550

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, September 30, 2012 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government and U.S. Government Agency—(continued)
Federal Home Loan Mortgage Corp. (FHLMC)—(continued)
#B17161, 4.500%, due 11/1/19	$40	$43
#G18045, 5.000%, due 3/1/20	150	163
#B19078, 5.000%, due 4/1/20	103	111
#G18048, 5.000%, due 4/1/20	101	109
#G11697, 5.500%, due 4/1/20	1,408	1,543
#J08152, 5.000%, due 5/1/20	109	118
#J02537, 5.000%, due 9/1/20	94	102
#G12394, 5.000%, due 5/1/21	189	205
#G13296, 5.000%, due 5/1/21	504	545
#G12113, 5.500%, due 5/1/21	258	282
#G12286, 5.000%, due 7/1/21	101	110
#G12432, 5.000%, due 12/1/21	86	93
#E02322, 5.500%, due 5/1/22	71	78
#J06484, 5.500%, due 11/1/22	572	626
#J06871, 5.500%, due 1/1/23	218	239
#J08703, 5.500%, due 9/1/23	94	103
#C00351, 8.000%, due 7/1/24	110	133
#G13695, 4.000%, due 9/1/24	1,605	1,754
#G00363, 8.000%, due 6/1/25	149	180
#C80329, 8.000%, due 8/1/25	34	42
#J13022, 4.000%, due 9/1/25	2,979	3,255
#G14150, 4.500%, due 4/1/26	3,665	4,028
#E02912, 5.000%, due 6/1/26	1,393	1,515
#E02913, 5.000%, due 6/1/26	1,275	1,383
#J16051, 4.500%, due 7/1/26	4,391	4,827
#J19032, 3.500%, due 5/1/27	1,711	1,851
#G04053, 5.500%, due 3/1/38	3,413	3,822
#G04424, 6.000%, due 6/1/38	260	290
#G04778, 6.000%, due 7/1/38	240	269
#A81372, 6.000%, due 8/1/38	108	119
#G04544, 6.000%, due 8/1/38	1,623	1,804
#G04687, 6.000%, due 9/1/38	358	400
#G04745, 6.000%, due 9/1/38	190	212
#A81799, 6.500%, due 9/1/38	1,152	1,311

Total FHLMC Mortgage Obligations		39,523

Federal National Mortgage Association (FNMA)—51.8%
#679220, 6.000%, due 12/1/14	21	21
#256224, 5.500%, due 4/1/16	25	27
#254181, 5.000%, due 1/1/17	76	83
#256559, 5.500%, due 1/1/17	13	15
#256606, 5.500%, due 2/1/17	18	19
#256646, 5.500%, due 3/1/17	14	15
#545862, 5.000%, due 8/1/17	75	82
#545898, 5.500%, due 9/1/17	410	446
#545899, 5.500%, due 9/1/17	463	504
#254510, 5.000%, due 11/1/17	70	76
#555029, 5.000%, due 11/1/17	58	63
#254545, 5.000%, due 12/1/17	31	34
#254590, 5.000%, due 1/1/18	36	39

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, September 30, 2012 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government and U.S. Government Agency—(continued)
Federal National Mortgage Association (FNMA)—(continued)
#257067, 5.000%, due 1/1/18	$65	$71
#663692, 5.000%, due 1/1/18	192	209
#674713, 5.000%, due 1/1/18	14	15
#679305, 5.000%, due 1/1/18	62	67
#254591, 5.500%, due 1/1/18	315	341
#678938, 5.500%, due 2/1/18	30	32
#683100, 5.500%, due 2/1/18	392	424
#254684, 5.000%, due 3/1/18	22	24
#675717, 5.000%, due 3/1/18	272	296
#681361, 5.000%, due 3/1/18	99	108
#656564, 5.000%, due 4/1/18	1,478	1,612
#696677, 5.000%, due 4/1/18	99	108
#702888, 5.000%, due 4/1/18	149	162
#695838, 5.500%, due 4/1/18	92	101
#254721, 5.000%, due 5/1/18	242	264
#697593, 5.000%, due 5/1/18	236	260
#702332, 5.000%, due 5/1/18	51	56
#704049, 5.500%, due 5/1/18	875	966
#735357, 5.500%, due 5/1/18	1,289	1,423
#656573, 5.000%, due 6/1/18	244	270
#709838, 5.000%, due 6/1/18	544	594
#709848, 5.000%, due 6/1/18	207	228
#728715, 5.000%, due 7/1/18	353	387
#735003, 5.500%, due 7/1/18	1,375	1,518
#711991, 5.000%, due 8/1/18	189	209
#190341, 5.000%, due 9/1/18	57	62
#743183, 5.000%, due 10/1/18	87	96
#555872, 5.000%, due 11/1/18	216	236
#749596, 5.000%, due 11/1/18	306	339
#745237, 5.000%, due 12/1/18	64	70
#761267, 4.500%, due 2/1/19	701	774
#255079, 5.000%, due 2/1/19	57	62
#766276, 5.000%, due 3/1/19	465	509
#742086, 4.500%, due 4/1/19	2,590	2,863
#779363, 5.000%, due 6/1/19	93	103
#785259, 5.000%, due 8/1/19	367	402
#788424, 5.500%, due 9/1/19	90	99
#725953, 5.000%, due 10/1/19	109	121
#735401, 5.500%, due 3/1/20	252	274
#357978, 5.000%, due 9/1/20	257	284
#745735, 5.000%, due 3/1/21	824	903
#879607, 5.500%, due 4/1/21	129	143
#880993, 6.000%, due 1/1/22	35	39
#972934, 5.500%, due 2/1/23	386	422
#889342, 5.000%, due 3/1/23	159	174
#982878, 4.500%, due 5/1/23	636	695
#254908, 5.000%, due 9/1/23	76	83
#255165, 4.500%, due 3/1/24	103	113
#934808, 4.500%, due 3/1/24	278	307
#AA4519, 4.500%, due 3/1/24	2,263	2,501
#AA2922, 4.000%, due 4/1/24	305	335

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, September 30, 2012 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
U.S. Government and U.S. Government Agency—(continued)
Federal National Mortgage Association (FNMA)—(continued)
#AA5028, 4.500%, due 4/1/24		$451	$493
#190988, 9.000%, due 6/1/24		172	202
#993231, 4.000%, due 7/1/24		1,510	1,659
#AC1520, 4.000%, due 9/1/24		179	196
#AC3674, 4.500%, due 10/1/24		1,959	2,166
#AC5124, 4.000%, due 11/1/24		1,331	1,462
#AC6600, 4.500%, due 11/1/24		95	105
#AC6257, 4.000%, due 12/1/24		1,338	1,470
#AC8857, 4.500%, due 12/1/24		87	95
#AC9560, 5.000%, due 1/1/25		4,182	4,621
#932449, 4.000%, due 2/1/25		539	592
#932629, 4.000%, due 3/1/25		582	639
#AD0855, 4.000%, due 3/1/25		279	305
#932723, 4.000%, due 4/1/25		651	715
#AD4073, 4.000%, due 5/1/25		154	169
#935995, 4.000%, due 6/1/25		210	230
#AD4677, 4.000%, due 6/1/25		2,146	2,357
#AD8164, 4.000%, due 8/1/25		4,348	4,777
#AE1176, 4.000%, due 8/1/25		941	1,034
#AB1459, 4.000%, due 9/1/25		366	402
#AD8190, 4.000%, due 9/1/25		730	799
#AH2671, 4.000%, due 1/1/26		1,650	1,813
#890329, 4.000%, due 4/1/26		3,271	3,580
#AI4856, 4.500%, due 6/1/26		2,978	3,292
#AI9811, 4.500%, due 8/1/26		2,948	3,259
#AH9564, 3.500%, due 9/1/26		4,301	4,686
#AB3497, 4.000%, due 9/1/26		2,120	2,320
#AB3608, 3.500%, due 10/1/26		4,502	4,904
#AI7363, 3.500%, due 10/1/26		1,240	1,351
#AJ2322, 3.500%, due 10/1/26		4,025	4,385
#AB3975, 3.500%, due 12/1/26		1,783	1,943
#AJ8149, 3.500%, due 12/1/26		3,227	3,516
#AJ7724, 4.000%, due 12/1/26		2,761	3,034
#AK0498, 3.500%, due 1/1/27		913	994
#AK2768, 3.500%, due 3/1/27		2,964	3,229
#AK7384, 4.000%, due 3/1/27		3,839	4,218
#AB4818, 4.000%, due 4/1/27		2,884	3,169
#AP0446, 3.500%, due 7/1/27		7,333	7,989
#AP0462, 3.500%, due 7/1/27		1,158	1,261
#829306, 6.000%, due 9/1/35		156	176
#928574, 6.000%, due 7/1/37		315	354
#889385, 6.000%, due 2/1/38		1,928	2,175
#975649, 6.000%, due 7/1/38		420	472
#935532, 4.500%, due 8/1/39		112	127
#AC6651, 4.500%, due 12/1/39		145	165

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, September 30, 2012 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
U.S. Government and U.S. Government Agency—(continued)
Federal National Mortgage Association (FNMA)—(continued)
#AL0913, 6.000%, due 7/1/41		$759	$853

Total FNMA Mortgage Obligations			110,931

Asset-Backed Securities—14.6%
Avis Budget Rental Car Funding AESOP LLC—144A, 2009-1A, Tranche A, 9.310%, 10/20/13	Aa1	333	335
Mercedes-Benz Auto Receivables Trust, 2009-1, Tranche A3, 1.670%, 1/15/14	AAA	28	28
Volkswagen Auto Loan Enhanced Trust, 2010-1, Tranche A3, 1.310%, 1/20/14	AAA	17	17
Honda Auto Receivables Owner Trust, 2010-2, Tranche A3, 1.340%, 3/18/14	Aaa	29	28
Hertz Vehicle Financing LLC—144A, 2009-2A, Tranche A1, 4.260%, 3/25/14	Aaa	1,765	1,783
BMW Vehicle Owner Trust, 2010-A, Tranche A3, 1.390%, 4/25/14	AAA	72	72
Ford Credit Auto Owner Trust, 2010-A, Tranche A3, 1.320%, 6/15/14	AAA	116	116
Nissan Auto Receivables Owner Trust, 2010-A, Tranche A3, 0.870%, 7/15/14	Aaa	345	346
Mercedes-Benz Auto Lease Trust—144A, 2011-B, Tranche A3, 1.070%, 8/15/14	Aaa	1,500	1,508
Nissan Master Owner Trust Receivables—144A, 2010-AA, Tranche A, 1.371%, 1/15/15, VRN	AAA	2,300	2,307
CarMax Auto Owner Trust, 2012-1, Tranche A2, 0.590%, 3/16/15	AAA	895	896
CNH Equipment Trust, 2010-C, Tranche A3, 1.170%, 5/15/15	AAA	334	335
Harley-Davidson Motorcycle Trust, 2011-2, Tranche A2, 0.710%, 5/15/15	Aaa	1,226	1,228
Discover Card Master Trust, 2007-A2, Tranche A2, 0.729%, 6/15/15, VRN	AAA	292	292
Discover Card Master Trust I, 2005-4, Tranche A2, 0.311%, 6/16/15, VRN	AAA	81	81
FPL Recovery Funding LLC, 2007-A, Tranche A2, 5.044%, 8/1/15	AAA	354	363
Bank of America Credit Card Trust, 2010-A1, Tranche A1, 0.521%, 9/15/15, VRN	AAA	2,000	2,003
Chase Issuance Trust, 2008-A13, Tranche A13, 1.889%, 9/15/15, VRN	AAA	100	101
Discover Card Master Trust, 2010-A1, Tranche A1, 0.871%, 9/15/15, VRN	Aaa	447	448
USAA Auto Owner Trust, 2010-1, Tranche A4, 2.140%, 9/15/15	AAA	685	692
American Express Credit Account Master Trust, 2010-1, Tranche A, 0.471%, 11/16/15, VRN	AAA	500	501

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, September 30, 2012 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Asset-Backed Securities—(continued)
Honda Auto Receivables Owner Trust, 2012-1, Tranche A3, 0.770%, 1/15/16	AAA	$1,000	$1,007
Ford Credit Floorplan Master Owner Trust, 2011-1, Tranche A2, 0.821%, 2/15/16, VRN	AAA	1,250	1,258
Hertz Vehicle Financing LLC—144A, 2009-2A, Tranche A2, 5.290%, 3/25/16	Aaa	2,350	2,578
Ally Master Owner Trust, 2011-3, Tranche A1, 0.851%, 5/15/16, VRN	Aaa	1,300	1,303
CNH Equipment Trust, 2010-C, Tranche A4, 1.750%, 5/16/16	AAA	60	61
Avis Budget Rental Car Funding AESOP LLC—144A, 2010-3A, Tranche A, 4.640%, 5/20/16	Aaa	1,400	1,522
Centre Point Funding LLC—144A, 2010-1A, Tranche 1, 5.430%, 7/20/16	A2	1,401	1,468
CNH Equipment Trust, 2011-B, Tranche A3, 0.910%, 8/15/16	AAA	700	703
Discover Card Master Trust, 2011-A1, Tranche A1, 0.571%, 8/15/16, VRN	Aaa	1,400	1,406
Enterprise Fleet Financing LLC—144A, 2011-2, Tranche A2, 1.430%, 10/20/16	AAA	1,499	1,503
GE Capital Credit Card Master Note Trust, 2011-1, Tranche A, 0.771%, 1/15/17, VRN	Aaa	500	502
GE Dealer Floorplan Master Note Trust, 2012-1, Tranche A, 0.789%, 2/20/17, VRN	Aaa	1,250	1,260
BA Credit Card Trust, 2007-A15, Tranche A15, 0.571%, 4/17/17, VRN	AAA	100	100
Discover Card Master Trust, 2010-A2, Tranche A2, 0.801%, 3/15/18, VRN	AAA	350	355
Citibank Omni Master Trust—144A, 2009-A14A, Tranche A14, 2.971%, 8/15/18, VRN	Aaa	2,000	2,094
Capital One Multi-Asset Execution Trust, 2007-A2, Tranche A2, 0.301%, 12/16/19, VRN	AAA	215	214
MBNA Credit Card Master Note Trust, 2004-A3, Tranche A3, 0.481%, 8/16/21, VRN	AAA	475	471

Total Asset-Backed Securities			31,285

Corporate Obligations—11.2%
JPMorgan Chase & Co., 1.252%, due 1/24/14, VRN	A+	1,100	1,107
Morgan Stanley, 2.052%, due 1/24/14, VRN	A	1,000	1,003
Bank of America Corporation, 1.867%, due 1/30/14, VRN	A	1,000	1,007
Citigroup, Inc., 1.290%, due 4/1/14, VRN	A	1,000	999
Morgan Stanley, 6.000%, due 5/13/14	A	1,300	1,378

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, September 30, 2012 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Corporate Obligations—(continued)
The Goldman Sachs Group, Inc., 0.958%, due 1/12/15, VRN	A	$1,000	$981
General Dynamics Corporation, 1.375%, due 1/15/15	A	1,300	1,324
The Goldman Sachs Group, Inc., 5.125%, due 1/15/15	A	1,000	1,075
AT&T, Inc., 0.875%, due 2/13/15	A2	1,000	1,009
Wells Fargo & Co., 1.250%, due 2/13/15	AA-	2,250	2,277
Toyota Motor Credit Corporation, 1.000%, due 2/17/15	AA-	1,000	1,011
The Bank of New York Mellon Corporation, 1.200%, due 2/20/15	Aa3	1,000	1,014
American International Group, Inc., 3.000%, due 3/20/15	A-	1,150	1,191
JPMorgan Chase & Co., 1.875%, due 3/20/15	A+	1,500	1,530
The Goldman Sachs Group, Inc., 3.300%, due 5/3/15	A	800	833
Citigroup, Inc., 4.700%, due 5/29/15	A	1,300	1,400
John Deere Capital Corporation, 0.950%, due 6/29/15	A	1,000	1,009
General Electric Capital Corporation, 1.625%, due 7/2/15	AA+	1,625	1,653
Anheuser-Busch InBev Worldwide, Inc., 0.800%, due 7/15/15	A	300	301
Royal Bank of Scotland Group plc, 2.550%, due 9/18/15	A	1,825	1,847

Total Corporate Obligations			23,949

Total Long-Term Investments—99.6% (cost $210,412)			213,209

Repurchase Agreement
Fixed Income Clearing Corporation, 0.120% dated 9/28/12, due 10/1/12, repurchase price $1,467, collateralized by U.S. Treasury Note, 1.500%, due 7/31/16	Aaa	1,467	1,467

Total Repurchase Agreement—0.7% (cost $1,467)			1,467

Total Investments—100.3% (cost $211,879)			214,676
Liabilities, plus cash and other assets—(0.3)%			(604)

Net assets—100.0%			$214,072

NRSRO = Nationally Recognized Statistical Rating Organization—The credit quality ratings of the securities in the Fund reflect the highest category rating by either Fitch Ratings, Moody’s Investors Service Inc., or Standard & Poor’s, a division of the McGraw-Hill Companies, Inc.

The obligations of certain U. S. Government-sponsored securities are neither issued nor guaranteed by the U. S. Treasury.

VRN = Variable Rate Note

See accompanying Notes to Portfolio of Investments.

Ready Reserves Fund

Portfolio of Investments, September 30, 2012 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Amortized Cost
U.S. Government and U.S. Government Agency—4.3%
Federal Home Loan Mortgage Corp. (FHLMC)—2.0%
Federal Home Loan Mortgage Corporation, 0.625%—4.625%, 10/25/12—6/12/13	$24,630	$24,706

Total Federal Home Loan Mortgage Corp. (FHLMC)		24,706

Federal National Mortgage Association (FNMA)—1.1%
Federal National Mortgage Association, 1.000%—4.750%, 11/19/12—12/27/12	14,523	14,594

Total Federal National Mortgage Association (FNMA)		14,594

U.S. Treasury—1.2%
U.S. Treasury Note, 0.625%—3.875%, 1/31/13—5/15/13	15,000	15,184

Total U.S. Treasury		15,184

Corporate Notes—10.9%
Boeing Capital Corporation, 5.800%, 1/15/13	1,733	1,760
Boeing Co. (The), 1.875%—5.125%, 11/20/12—2/15/13	13,474	13,533
Caterpillar Financial Services Corporation, 1.900%—4.850%, 12/7/12—4/5/13	25,013	25,219
Citigroup Funding, Inc., 2.250%, 12/10/12	10,101	10,141
General Electric Capital Corporation, 0.575%, 11/1/12, VRN	2,000	2,000
General Electric Capital Corporation, 1.875%—5.450%, 10/19/12—9/16/13	27,832	28,042
International Business Machines Corporation, 1.000%—4.750%, 11/29/12—8/5/13	17,867	18,010
John Deere Capital Corporation, 4.500%—5.250%, 10/1/12—9/9/13	18,910	19,167
Merck & Co., Inc., 4.375%, 2/15/13	2,000	2,030
Oracle Corporation, 4.950%, 4/15/13	300	307
PepsiCo, Inc., 4.650%, 2/15/13	6,940	7,052
Praxair, Inc., 1.750%—3.950%, 11/15/12—6/1/13	2,025	2,046
Wal-Mart Stores, Inc., 4.250%—4.550%, 4/15/13—5/1/13	7,506	7,670

Total Corporate Notes		136,977

Commercial Paper—63.4%
Abbott Laboratories, 0.080%—0.110%, 10/1/12—10/3/12	31,000	31,000
American Honda Finance Corporation, 0.130%—0.150%, 10/5/12—11/7/12	32,000	31,996

See accompanying Notes to Portfolio of Investments.

Ready Reserves Fund

Portfolio of Investments, September 30, 2012 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Amortized Cost
Commercial Paper—(continued)
Brown-Forman Corporation, 0.160%—0.170%, 10/9/12—10/31/12	$33,500	$33,497
Caterpillar Financial Services Corporation, 0.110%—0.250%, 10/5/12—12/5/12	18,000	17,996
Chevron Funding Corporation, 0.090%—0.100%, 10/1/12—10/29/12	45,000	44,999
Coca-Cola Co., 0.150%—0.240%, 10/4/12—1/10/13	44,000	43,983
Colgate Palmolive Co., 0.090%, 10/3/12	10,000	10,000
ConocoPhillips, 0.120%, 10/2/12—10/5/12	33,500	33,500
ConocoPhillips Qatar Funding, Ltd., 0.130%, 10/24/12	7,100	7,099
Deere & Co., 0.130%, 10/22/12	5,000	5,000
EI DuPont, 0.110%—0.150%, 10/1/12—11/1/12	44,176	44,174
General Electric Capital Corporation, 0.040%—0.060%, 10/3/12—10/4/12	17,000	17,000
Illinois Tool Works, Inc., 0.120%—0.130%, 10/1/12—10/10/12	30,000	30,000
John Deere Credit, Ltd., 0.130%—0.140%, 10/2/12—11/1/12	20,000	19,998
Kimberly-Clark Corporation, 0.100%—0.130%, 10/9/12—10/23/12	20,200	20,200
Merck & Co., Inc., 0.120%, 10/9/12—10/11/12	21,000	21,000
PACCAR Financial Corporation, 0.120%—0.130%, 10/3/12—10/29/12	44,616	44,611
PepsiCo, Inc., 0.070%—0.080%, 10/3/12—10/24/12	38,000	38,000
Pfizer, Inc., 0.080%—0.100%, 10/9/12—10/11/12	25,000	25,000
Praxair, Inc., 0.090%, 10/5/12—10/15/12	40,000	40,000
Private Export Funding, 0.120%, 10/11/12—10/16/12	20,000	20,000
Procter & Gamble Co. (The), 0.110%—0.150%, 10/3/12—12/3/12	45,500	45,493
Roche Holdings, Inc., 0.110%, 10/11/12—10/12/12	14,000	14,000
Toyota Credit de Puerto Rico Corporation, 0.180%, 10/5/12—10/15/12	17,000	16,999
Toyota Motor Credit Corporation, 0.120%—0.180%, 10/16/12—10/31/12	27,000	26,998
Unilever Capital Corporation, 0.330%, 1/17/13	5,000	4,995
United Technologies Corporation, 0.120%—0.150%, 10/1/12—11/1/12	45,000	44,997
Wal-Mart Stores, Inc., 0.100%—0.110%, 10/2/12—10/23/12	37,000	36,999

See accompanying Notes to Portfolio of Investments.

Ready Reserves Fund

Portfolio of Investments, September 30, 2012 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Amortized Cost
Commercial Paper—(continued)
Walt Disney Co. (The), 0.090%—0.120%, 10/17/12—11/27/12	$28,297	$28,294

Total Commercial Paper		797,828

Asset-Backed Commercial Paper—3.6%
Chariot Funding LLC, 0.160%—0.170%, 10/3/12—10/26/12	44,858	44,855

Total Asset-Backed Commercial Paper		44,855

Repurchase Agreements—17.3%
Bank of America, 0.160% dated 9/28/12, due 10/1/12, repurchase price $55,001, Collateralized by FNMA, 4.000%, due 6/1/42	55,000	55,000
Barclays Capital, 0.190% dated 9/28/12, due 10/1/12, repurchase price $18,000, collateralized by U.S. Treasury Note, 1.250%, due 9/30/15	18,000	18,000
Fixed Income Clearing Corporation, 0.120% dated 9/28/12, due 10/1/12, repurchase price $89,105, collateralized by U.S. Treasury Note, 1.500%, due 7/31/16	89,104	89,104
Goldman Sachs, 0.190% dated 9/28/12, due 10/1/12, repurchase price $55,001, Collateralized by FNMA, 4.500%-5.000%, due 6/1/31-10/1/31	55,000	55,000

Total Repurchase Agreements		217,104

Total Investments—99.5% (cost $1,251,248)		1,251,248
Cash and other assets, less liabilities—0.5%		6,820

Net assets—100.0%		$1,258,068

Portfolio Weighted Average Maturity		34 days

VRN = Variable Rate Note

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, September 30, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe—35.7%
	Austria—0.7%
	Andritz AG (Machinery)	190,957	$10,814
	Schoeller-Bleckmann Oilfield Equipment AG (Energy equipment & services)	20,061	2,083

			12,897

	Belgium—0.2%
	Colruyt S.A. (Food & staples retailing)	93,028	4,052

	Denmark—0.9%
	Coloplast A/S Class “B” (Health care equipment & supplies)	60,948	12,690
	SimCorp A/S (Software)	14,444	3,085

			15,775

	Finland—1.1%
	Kone Oyj (Machinery)	182,286	12,614
	Nokian Renkaat Oyj (Auto components)	167,756	6,823

			19,437

	France—10.6%
	Arkema S.A. (Chemicals)	174,005	16,292
	AXA S.A. (Insurance)	2,039,064	30,369
	BNP Paribas S.A. (Commercial banks)	927,089	44,056
	CFAO S.A. (Distributors)	65,658	3,145
	Christian Dior S.A. (Textiles, apparel & luxury goods)	135,934	18,237
*	Credit Agricole S.A. (Commercial banks)	263,230	1,816
	Sanofi (Pharmaceuticals)	409,937	34,953
	Societe BIC S.A. (Commercial services & supplies)	32,241	3,895
	Unibail-Rodamco SE (Real estate investment trusts (REITs))	86,231	17,187
	Vinci S.A. (Construction & engineering)	172,840	7,362
	Vivendi S.A. (Diversified telecommunication services)	616,526	12,023
	Zodiac Aerospace (Aerospace & defense)	53,129	5,187

			194,522

	Germany—3.7%
	Aixtron AG (Semiconductors & semiconductor equipment)	261,478	3,486
	Bayer AG (Pharmaceuticals)	261,494	22,457
	Brenntag AG (Trading companies & distributors)	55,020	7,042
	Deutsche Bank AG (Capital markets)	167,184	6,605
	Deutsche Wohnen AG (Real estate management & development)	110,338	1,938
	Fresenius SE & Co. KGaA (Health care providers & services)	114,917	13,341
	Gerry Weber International AG (Textiles, apparel & luxury goods)	104,311	4,311
	MTU Aero Engines Holding AG (Aerospace & defense)	105,676	8,440

			67,620

	Ireland—0.3%
	Paddy Power plc (Hotels, restaurants & leisure)	54,898	4,073
	Shire plc (Pharmaceuticals)	58,887	1,725

			5,798

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, September 30, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe—35.7%—(continued)
	Italy—1.0%
	Azimut Holding SpA (Capital markets)	234,298	$2,702
	Intesa Sanpaolo SpA (Commercial banks)	3,898,519	5,927
	Pirelli & C. SpA (Auto components)	666,138	7,173
	Tod’s SpA (Textiles, apparel & luxury goods)	23,596	2,550

			18,352

	Netherlands—4.2%
	ASML Holding N.V. (Semiconductors & semiconductor equipment)	130,657	6,983
	Fugro N.V. (Energy equipment & services)	111,924	7,611
	Royal Dutch Shell plc Class “B” (Oil, gas & consumable fuels)	951,493	33,772
	Unilever N.V. (Food products)	817,158	28,909

			77,275

	Norway—3.1%
	Fred Olsen Energy ASA (Energy equipment & services)	77,947	3,483
*	Norwegian Air Shuttle ASA (Airlines)	147,500	2,768
	Schibsted ASA (Media)	126,927	4,852
	Statoil ASA (Oil, gas & consumable fuels)	1,187,127	30,648
	Telenor ASA (Diversified telecommunication services)	764,777	14,911

			56,662

	Spain—1.7%
*	Banco Santander S.A. (Commercial banks)	811,671	6,044
	Bolsas y Mercados Espanoles S.A. (Diversified financial services)	117,484	2,471
	Inditex S.A. (Specialty retail)	158,229	19,648
	Viscofan S.A. (Food products)	76,567	3,505

			31,668

	Sweden—2.3%
	Atlas Copco AB Class “A” (Machinery)	754,959	17,619
	Axis Communications AB (Communications equipment)	66,228	1,644
	Getinge AB (Health care equipment & supplies)	538,939	16,261
	Hexpol AB (Chemicals)	83,471	3,240
	JM AB (Household durables)	141,066	2,577

			41,341

	Switzerland—5.9%
	Burckhardt Compression Holding AG (Machinery)	479	142
*	Credit Suisse Group AG (Capital markets)	399,209	8,460
*	Geberit AG (Building products)	56,876	12,367
	Glencore International plc (Metals & mining)	4,648,985	25,757
	Nestle S.A. (Food products)	497,347	31,358
	Partners Group Holding AG (Capital markets)	42,301	8,802
	SGS S.A. (Professional services)	3,612	7,420
	Syngenta AG (Chemicals)	37,120	13,873

			108,179

	United Kingdom—17.0%
	Abcam plc (Biotechnology)	545,110	3,536

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, September 30, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	United Kingdom—17.0%—(continued)
	AMEC plc (Energy equipment & services)	720,506	$13,333
	Amlin plc (Insurance)	999,545	6,513
	ARM Holdings plc (Semiconductors & semiconductor equipment)	778,290	7,226
	Ashmore Group plc (Capital markets)	1,420,266	7,809
	Babcock International Group plc (Commercial services & supplies)	994,556	14,888
	Bunzl plc (Trading companies & distributors)	302,969	5,426
	Croda International plc (Chemicals)	91,686	3,590
	Derwent London plc (Real estate investment trusts (REITs))	182,310	5,758
	Diageo plc (Beverages)	1,179,446	33,130
	Dunelm Group plc (Specialty retail)	543,619	5,636
	Elementis plc (Chemicals)	1,064,119	3,987
	Experian plc (Professional services)	584,441	9,711
	Halma plc (Electronic equipment, instruments & components)	719,215	4,923
	Hiscox, Ltd. (Insurance)	492,435	3,865
	IG Group Holdings plc (Diversified financial services)	674,125	4,855
	InterContinental Hotels Group plc (Hotels, restaurants & leisure)	621,825	16,267
	ITV plc (Media)	7,597,837	10,846
	John Wood Group plc (Energy equipment & services)	613,083	7,955
	Johnson Matthey plc (Chemicals)	289,273	11,272
	Jupiter Fund Management plc (Capital markets)	807,272	3,177
	Lancashire Holdings, Ltd. (Insurance)	569,686	7,576
	Meggitt plc (Aerospace & defense)	1,004,465	6,405
	Moneysupermarket.com Group plc (Internet software & services)	1,627,761	3,622
*	Ocado Group plc (Internet & catalog retail)	1,988,806	2,071
	Oxford Instruments plc (Electronic equipment, instruments & components)	91,517	2,032
	Pearson plc (Media)	227,519	4,445
	Prudential plc (Insurance)	1,167,828	15,115
	Rightmove plc (Media)	144,961	3,670
*	Rolls-Royce Holdings plc (Aerospace & defense)	1,864,818	25,385
	Rotork plc (Machinery)	150,124	5,486
	RPS Group plc (Commercial services & supplies)	552,726	2,222
	Scottish & Southern Energy plc (Electric utilities)	862,971	19,398
	Spirax-Sarco Engineering plc (Machinery)	105,956	3,578
	St James’s Place plc (Insurance)	478,448	2,836
*	The Berkeley Group Holdings plc (Household durables)	461,928	10,488
	Tullow Oil plc (Oil, gas & consumable fuels)	377,056	8,341
	Victrex plc (Chemicals)	198,130	4,230
	Wolseley plc (Trading companies & distributors)	23,713	1,012

			311,615

	Emerging Asia—11.7%
	China—2.1%
	China BlueChemical, Ltd. (Chemicals)	7,008,000	4,148
	China Overseas Land & Investment, Ltd. (Real estate management & development)	4,250,000	10,809
	Great Wall Motor Co., Ltd. Class “H” (Automobiles)	2,753,000	7,261
	Haitian International Holdings, Ltd. (Machinery)	1,659,000	1,883
*	Hollysys Automation Technologies, Ltd. (Electronic equipment, instruments & components)†	214,215	2,091
	Lenovo Group, Ltd. (Computers & peripherals)	9,014,000	7,463
	Spreadtrum Communications, Inc.—ADR (Semiconductors & semiconductor equipment)	132,113	2,716

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, September 30, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—11.7%—(continued)
	China—2.1%—(continued)
*	WuXi PharmaTech Cayman, Inc.—ADR (Life sciences tools & services)	124,883	$1,864

			38,235

	India—1.9%
	CRISIL, Ltd. (Diversified financial services)	45,756	833
	IndusInd Bank, Ltd. (Commercial banks)	327,111	2,204
	Ipca Laboratories, Ltd. (Pharmaceuticals)	270,560	2,484
	Lupin, Ltd. (Pharmaceuticals)	391,831	4,427
	Oberoi Realty, Ltd. (Real estate management & development)	345,521	1,735
	Sun Pharmaceutical Industries, Ltd. (Pharmaceuticals)	552,389	7,284
	Tata Motors, Ltd. (Automobiles)	2,390,860	12,128
	Yes Bank, Ltd. (Commercial banks)	478,645	3,467

			34,562

	Indonesia—1.4%
	PT Alam Sutera Realty Tbk (Real estate management & development)	28,503,500	1,474
	PT Bank Rakyat Indonesia (Commercial banks)	9,189,000	7,154
	PT Kalbe Farma Tbk (Pharmaceuticals)	10,947,000	5,376
	PT Media Nusantara Citra Tbk (Media)	11,658,000	3,167
	PT United Tractors Tbk (Machinery)	3,674,651	7,948
	PT XL Axiata Tbk (Diversified telecommunication services)	1,634,500	1,136

			26,255

	Philippines—0.3%
	International Container Terminal Services, Inc. (Transportation infrastructure)	1,101,280	1,859
	SM Prime Holdings, Inc. (Real estate management & development)	10,665,275	3,630

			5,489

	South Korea—4.4%
	Celltrion, Inc. (Pharmaceuticals)	239,145	6,025
	Hana Financial Group, Inc. (Commercial banks)	339,690	10,407
	Hyundai Motor Co. (Automobiles)	96,769	21,941
	Samsung Electronics Co., Ltd. (Semiconductors & semiconductor equipment)	29,176	35,334
	Samsung Fire & Marine Insurance Co., Ltd. (Insurance)	27,300	5,870

			79,577

	Taiwan—0.3%
	Asustek Computer, Inc. (Computers & peripherals)	574,000	6,237

	Thailand—1.3%
	Advanced Info Service PCL (Wireless telecommunication services)	1,354,700	9,419
	BEC World PCL (Media)	1,638,000	4,071
	Kasikornbank PCL (Commercial banks)	1,656,600	9,822

			23,312

	Japan—10.8%
	Ain Pharmaciez, Inc. (Food & staples retailing)	36,600	2,612
	Arnest One Corporation (Household durables)	167,300	2,581
	Cosmos Pharmaceutical Corporation (Food & staples retailing)	8,300	762

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, September 30, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Japan—10.8%—(continued)
	Daito Trust Construction Co., Ltd. (Real estate management & development)	87,700	$8,822
	FamilyMart Co., Ltd. (Food & staples retailing)	183,000	9,005
	Fast Retailing Co., Ltd. (Specialty retail)	60,900	14,164
	Lawson, Inc. (Food & staples retailing)	120,700	9,280
	Miraca Holdings, Inc. (Health care providers & services)	73,800	3,314
*	Nexon Co., Ltd. (Software)	92,000	1,265
	Nikon Corporation (Leisure equipment & products)	789,300	21,725
	Nitori Co., Ltd. (Specialty retail)	133,480	12,400
	ORIX Corporation (Diversified financial services)	301,570	30,296
	Shimamura Co., Ltd. (Specialty retail)	39,400	4,589
	Ship Healthcare Holdings, Inc. (Health care providers & services)	106,500	3,401
	Softbank Corporation (Wireless telecommunication services)	426,200	17,258
	Sumitomo Mitsui Financial Group, Inc. (Commercial banks)	1,162,400	36,344
	Sumitomo Realty & Development Co., Ltd. (Real estate management & development)	340,000	9,027
	Sundrug Co., Ltd. (Food & staples retailing)	50,300	1,827
	Suruga Bank, Ltd. (Commercial banks)	381,000	4,321
	Tsuruha Holdings, Inc. (Food & staples retailing)	28,800	2,155
	United Arrows, Ltd. (Specialty retail)	81,100	2,168

			197,316

	Emerging Latin America—6.4%
	Brazil—3.4%
	BR Malls Participacoes S.A. (Real estate management & development)	501,400	6,962
	BR Properties S.A. (Real estate management & development)	425,800	5,556
	CETIP S.A. - Balcao Organizado de Ativos e Derivativos (Capital markets)	251,446	3,299
	Cia de Concessoes Rodoviarias (Transportation infrastructure)	957,800	8,670
	Cia Hering (Specialty retail)	316,100	7,146
	Cielo S.A. (IT services)	235,500	5,877
	OdontoPrev S.A. (Health care providers & services)	448,900	2,513
*	Qualicorp S.A. (Professional services)	203,900	1,992
	T4F Entretenimento S.A. (Media)	299,600	2,084
	Tractebel Energia S.A. (Independent power producers & energy traders)	265,600	4,193
	Vale S.A.—ADR (Metals & mining)	710,469	12,717
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A. (Commercial services & supplies)	117,700	2,203

			63,212

	Chile—1.5%
	CFR Pharmaceuticals S.A. (Pharmaceuticals)	12,821,591	3,027
	ENTEL Chile S.A. (Wireless telecommunication services)	321,613	6,705
*	Inversiones La Construccion S.A. (Diversified financial services)	112,289	1,813
	Parque Arauco S.A. (Real estate management & development)	2,748,560	5,661
	Sociedad Quimica y Minera de Chile S.A.—ADR (Chemicals)	117,312	7,231
	Sonda S.A. (IT services)	816,830	2,454

			26,891

	Colombia—0.8%
	Ecopetrol S.A. (Oil, gas & consumable fuels)	4,853,614	14,293

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, September 30, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Latin America—6.4%—(continued)
	Mexico—0.4%
	Grupo Mexico S.A.B. de C.V. Series “B” (Metals & mining)	2,472,400	$8,171

	Panama—0.3%
	Copa Holdings S.A. (Airlines)†	62,844	5,107

	Asia—6.2%
	Australia—2.1%
	BHP Billiton, Ltd. (Metals & mining)	262,656	9,002
	Cochlear, Ltd. (Health care equipment & supplies)	76,334	5,317
	Telstra Corporation, Ltd. (Diversified telecommunication services)	6,121,015	24,889

			39,208

	Hong Kong—2.1%
	AIA Group, Ltd. (Insurance)	6,222,400	23,191
	China High Precision Automation Group, Ltd. (Electronic equipment, instruments & components)**§	3,373,000	539
	Hutchison Telecommunications Hong Kong Holdings, Ltd. (Diversified telecommunication services)	10,220,000	4,521
	Sa Sa International Holdings, Ltd. (Specialty retail)	3,570,000	2,449
	SmarTone Telecommunications Holdings, Ltd. (Wireless telecommunication services)	2,508,500	5,002
	Value Partners Group, Ltd. (Capital markets)	3,960,000	1,936

			37,638

	Singapore—2.0%
	First Resources, Ltd. (Food products)	765,000	1,315
	Global Logistic Properties, Ltd. (Real estate management & development)	6,947,000	14,209
	Keppel Corporation, Ltd. (Industrial conglomerates)	2,186,300	20,310

			35,834

	Western Hemisphere—5.7%
	Bermuda—0.7%
	RenaissanceRe Holdings, Ltd. (Insurance)†	169,776	13,080

	Canada—5.0%
	Alimentation Couche Tard, Inc. (Food & staples retailing)	192,586	8,851
	Brookfield Asset Management, Inc. Class “A” (Real estate management & development)†	696,242	24,027
	Canadian National Railway Co. (Road & rail)†	194,388	17,151
	CI Financial Corporation (Capital markets)	327,405	7,566
	Dollarama, Inc. (Multiline retail)	83,567	5,334
	Metro, Inc. (Food & staples retailing)	166,535	9,893
	Peyto Exploration & Development Corporation (Oil, gas & consumable fuels)	456,174	11,238
*	Precision Drilling Corporation (Energy equipment & services)	808,177	6,355

			90,415

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, September 30, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Emerging Europe, Mid-East, Africa—3.4%
	Nigeria—0.2%
	Guaranty Trust Bank plc (Commercial banks)	31,707,972	$3,863

	South Africa—2.7%
*	Aspen Pharmacare Holdings, Ltd. (Pharmaceuticals)	505,102	8,678
	Bidvest Group, Ltd. (Industrial conglomerates)	376,916	9,329
	FirstRand, Ltd. (Diversified financial services)	3,111,212	10,425
	Life Healthcare Group Holdings Pte, Ltd. (Health care providers & services)	1,040,869	3,971
	Naspers, Ltd. (Media)	166,741	10,317
	The Foschini Group, Ltd. (Specialty retail)	96,963	1,474
	Tiger Brands, Ltd. (Food products)	167,912	5,510

			49,704

	Turkey—0.3%
	Turkiye Halk Bankasi A.S. (Commercial banks)	740,139	5,765

	United Arab Emirates—0.2%
	First Gulf Bank PJSC (Commercial banks)	1,001,020	2,712

	Total Common Stocks—96.9% (cost $1,561,303)		1,772,069

	Convertible Bond
	Brazil—0.0%
	Lupatech S.A., 6.500%, due 4/15/18 (Machinery)**§	$941	256

	Total Convertible Bond—0.0% (cost $488)		256

	Exchange-Traded Fund
	China—0.4%
	iShares FTSE A50 China Index	5,470,140	6,871

	Total Exchange-Traded Fund—0.4% (cost $7,004)		6,871

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.120% dated 9/28/12, due 10/1/12, repurchase price $55,555, collateralized by U.S. Treasury Note, 1.250%, due 10/31/15	$55,555	55,555

	Total Repurchase Agreement—3.1% (cost $55,555)		55,555

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, September 30, 2012 (all dollar amounts in thousands) (unaudited)

Total Investments—100.4% (cost $1,624,350)	1,834,751
Liabilities, plus cash and other assets—(0.4)%	(6,440)

Net assets—100.0%	$1,828,311

ADR = American Depository Receipt

* Non-income producing securities

† = U.S. listed foreign security

** = Fair valued pursuant to Valuation Procedures adopted by the Board of Trustees. These holdings represent 0.04% of the Fund’s net assets at September 30, 2012.

§ = Deemed illiquid pursuant to Liquidity Procedures approved by the Board of Trustees. These holdings represent 0.04% of the net assets at September 30, 2012.

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, September 30, 2012 (all dollar amounts in thousands) (unaudited)

At September 30, 2012, the Fund’s Portfolio of Investments includes the following industry categories:

Financials	26.4%
Consumer Discretionary	14.7%
Industrials	13.9%
Health Care	9.1%
Consumer Staples	8.6%
Energy	7.8%
Materials	6.9%
Information Technology	5.5%
Telecommunication Services	5.4%
Utilities	1.3%
Exchange-Traded Funds	0.4%

Total	100.0%

At September 30, 2012, the Fund’s Portfolio of Investments includes the following currency categories:

Euro	22.3%
British Pound Sterling	21.0%
Japanese Yen	11.1%
Swiss Franc	4.6%
U.S. Dollar	4.6%
Hong Kong Dollar	4.5%
South Korean Won	4.5%
Norwegian Krone	3.2%
Brazilian Real	2.8%
South African Rand	2.8%
Canadian Dollar	2.8%
Swedish Krona	2.3%
Australian Dollar	2.2%
Singapore Dollar	2.0%
Indian Rupee	1.9%
Indonesian Rupiah	1.5%
Thai Baht	1.3%
Chilean Peso	1.1%
All Other Currencies	3.5%

Total	100.0%

See accompanying Notes to Portfolio of Investments.

Institutional International Equity Fund

Portfolio of Investments, September 30, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe—42.4%
	Denmark—2.2%
	Novo Nordisk A/S Class “B” (Pharmaceuticals)	14,242	$2,250

	France—12.6%
	AXA S.A. (Insurance)	83,267	1,240
	BNP Paribas S.A. (Commercial banks)	31,443	1,494
	Christian Dior S.A. (Textiles, apparel & luxury goods)	9,320	1,250
	Dassault Systemes S.A. (Software)	14,434	1,517
	Essilor International S.A. (Health care equipment & supplies)	22,744	2,130
	L’Oreal S.A. (Personal products)	10,479	1,296
	Sanofi (Pharmaceuticals)	26,382	2,250
	Technip S.A. (Energy equipment & services)	10,698	1,189
	Unibail-Rodamco SE (Real estate investment trusts (REITs))	3,967	791

			13,157

	Germany—8.2%
	BASF SE (Chemicals)	23,004	1,941
	Bayer AG (Pharmaceuticals)	23,868	2,050
	Fresenius SE & Co. KGaA (Health care providers & services)	21,265	2,469
	SAP AG (Software)	30,098	2,131

			8,591

	Ireland—4.6%
	Accenture plc Class “A” (IT services)†	25,528	1,788
*	Ryanair Holdings plc—ADR (Airlines)	39,820	1,284
	Shire plc (Pharmaceuticals)	60,087	1,760

			4,832

	Italy—1.1%
	Saipem SpA (Energy equipment & services)	24,928	1,197

	Netherlands—2.2%
	Unilever N.V. (Food products)	65,477	2,316

	Norway—1.6%
	Telenor ASA (Diversified telecommunication services)	84,093	1,640

	Spain—1.8%
	Inditex S.A. (Specialty retail)	14,950	1,856

	Sweden—1.4%
	Atlas Copco AB Class “A” (Machinery)	60,496	1,412

	Switzerland—6.7%
*	Geberit AG (Building products)	7,236	1,573
	Nestle S.A. (Food products)	25,476	1,606
	Roche Holding AG (Pharmaceuticals)	7,805	1,458
	Syngenta AG (Chemicals)	6,450	2,411

			7,048

See accompanying Notes to Portfolio of Investments.

Institutional International Equity Fund

Portfolio of Investments, September 30, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	United Kingdom—21.2%
	ARM Holdings plc (Semiconductors & semiconductor equipment)	88,020	$817
	BG Group plc (Oil, gas & consumable fuels)	77,260	1,560
	Burberry Group plc (Textiles, apparel & luxury goods)	66,634	1,077
	Compass Group plc (Hotels, restaurants & leisure)	212,010	2,340
	Diageo plc (Beverages)	76,763	2,156
	Experian plc (Professional services)	93,752	1,558
	InterContinental Hotels Group plc (Hotels, restaurants & leisure)	43,548	1,139
	John Wood Group plc (Energy equipment & services)	118,498	1,538
	Johnson Matthey plc (Chemicals)	42,191	1,644
	Pearson plc (Media)	106,385	2,079
	Prudential plc (Insurance)	131,809	1,706
*	Rolls-Royce Holdings plc (Aerospace & defense)	163,839	2,230
	Tullow Oil plc (Oil, gas & consumable fuels)	44,343	981
	Wolseley plc (Trading companies & distributors)	30,927	1,319

			22,144

	Japan—11.5%
	Chiyoda Corporation (Construction & engineering)	61,000	949
	Daito Trust Construction Co., Ltd. (Real estate management & development)	18,200	1,831
	FamilyMart Co., Ltd. (Food & staples retailing)	30,300	1,491
	Keyence Corporation (Electronic equipment, instruments & components)	5,100	1,307
	Nikon Corporation (Leisure equipment & products)	42,300	1,164
	Nitori Co., Ltd. (Specialty retail)	11,350	1,055
	ORIX Corporation (Diversified financial services)	15,690	1,576
	Sumitomo Mitsui Financial Group, Inc. (Commercial banks)	54,000	1,688
	Suruga Bank, Ltd. (Commercial banks)	81,000	919

			11,980

	Canada—6.6%
	Brookfield Asset Management, Inc. Class “A” (Real estate management & development)†	50,074	1,728
	Canadian National Railway Co. (Road & rail)†	16,862	1,488
	Goldcorp, Inc. (Metals & mining)†	24,718	1,133
	The Toronto-Dominion Bank (Commercial banks)	30,105	2,511

			6,860

	Emerging Asia—6.2%
	China—2.5%
	China Mobile, Ltd. (Wireless telecommunication services)	135,000	1,497
	CNOOC, Ltd. (Oil, gas & consumable fuels)	559,000	1,146

			2,643

	India—0.9%
	Tata Consultancy Services, Ltd. (IT services)	35,473	871

	Papua New Guinea—0.8%
	Oil Search, Ltd. (Oil, gas & consumable fuels)	110,350	849

	South Korea—2.0%
	Samsung Electronics Co., Ltd. (Semiconductors & semiconductor equipment)	1,737	2,104

See accompanying Notes to Portfolio of Investments.

Institutional International Equity Fund

Portfolio of Investments, September 30, 2012 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Asia—5.2%
Australia—1.6%
BHP Billiton, Ltd.—ADR (Metals & mining)	24,290	$1,666

Hong Kong—2.1%
AIA Group, Ltd. (Insurance)	606,800	2,262

Singapore—1.5%
Keppel Corporation, Ltd. (Industrial conglomerates)	167,000	1,551

Emerging Latin America—3.9%
Brazil—0.9%
Embraer S.A.—ADR (Aerospace & defense)	36,049	960

Chile—1.6%
Sociedad Quimica y Minera de Chile S.A.—ADR (Chemicals)	26,986	1,663

Panama—1.4%
Copa Holdings S.A. (Airlines)†	18,370	1,493

Emerging Europe, Mid-East, Africa—1.6%
South Africa—1.6%
FirstRand, Ltd. (Diversified financial services)	503,170	1,686

Total Common Stocks—98.6% (cost $86,655)		103,031

Repurchase Agreement
Fixed Income Clearing Corporation, 0.120% dated 9/28/12, due 10/1/12, repurchase price $1,136, collateralized by FNMA, 4.375%, due 10/15/15	$1,136	1,136

Total Repurchase Agreement—1.1% (cost $1,136)		1,136

Total Investments—99.7% (cost $87,791)		104,167
Cash and other assets, less liabilities—0.3%		333

Net assets—100.0%		$104,500

ADR = American Depository Receipt

† = U.S. listed foreign security

* Non-income producing securities

See accompanying Notes to Portfolio of Investments.

Institutional International Equity Fund

Portfolio of Investments, September 30, 2012 (all dollar amounts in thousands) (unaudited)

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

Institutional International Equity Fund

Portfolio of Investments, September 30, 2012 (all dollar amounts in thousands) (unaudited)

At September 30, 2012, the Fund’s Portfolio of Investments includes the following industry categories:

Financials	18.9%
Industrials	15.4%
Health Care	13.9%
Consumer Discretionary	11.6%
Information Technology	10.2%
Materials	10.2%
Consumer Staples	8.6%
Energy	8.2%
Telecommunication Services	3.0%

Total	100.0%

At September 30, 2012, the Fund’s Portfolio of Investments includes the following currency categories:

Euro	26.3%
British Pound Sterling	23.2%
U.S. Dollar	12.8%
Japanese Yen	11.6%
Swiss Franc	6.8%
Hong Kong Dollar	4.8%
Canadian Dollar	2.4%
Danish Krone	2.2%
South Korean Won	2.1%
South African Rand	1.6%
Norwegian Krone	1.6%
Singapore Dollar	1.5%
Swedish Krona	1.4%
All Other Currencies	1.7%

Total	100.0%

See accompanying Notes to Portfolio of Investments.

Notes to Portfolios of Investments

(1) Significant Accounting Policies

(a) Description of the Trust

William Blair Funds (the “Trust”) is a diversified mutual fund registered under the Investment Company Act of 1940 (“the 1940 Act”), as amended, as an open-end management investment company. For each fund, the number of shares authorized is unlimited. The Trust currently consists of the following publicly offered twenty-five portfolios (the “Funds”), each with its own investment objectives and policies.

Equity Funds	International Equity Funds
Growth	International Growth
Large Cap Growth Small Cap Growth	International Leaders International Equity
Mid Cap Growth	International Small Cap Growth
Small-Mid Cap Growth	Emerging Markets Growth
Small Cap Value	Emerging Leaders Growth
Small Mid Cap Value	Emerging Market Small Cap
Large Cap Value	Institutional International Growth
Mid Cap Value	Institutional International Equity

Global Equity Fund	Fixed-Income Funds
Global Growth	Bond
Income
Low Duration
Multi- Asset and Alternative Funds	Money Market Fund
Macro Allocation	Ready Reserves
Commodity Strategy Long/short

The investment objectives of the Funds are as follows:

Equity	Long-term capital appreciation.
Global	Long-term capital appreciation.
Dynamic Allocation	Long-term risk adjusted total return.
International	Long-term capital appreciation.
Fixed-Income	High level of current income with relative stability of principal (Income), maximize total return (Bond, Low Duration)
Money Market	Current income, a stable share price and daily liquidity.

(b) Investment Valuation

The market value of domestic equity securities is determined by valuing securities traded on national securities markets or in the over-the-counter markets at the last sale price or, if applicable, the official closing price or, in the absence of a recent sale on the date of determination, at the latest bid price.

The value of foreign equity securities is generally determined based upon the last sale price on the foreign exchange or market on which it is primarily traded and in the currency of that market as of the close of the appropriate exchange or, if there have been no sales during that day, at the latest bid price. The Board of Trustees has determined that the passage of time between when the foreign exchanges or markets close and when the Funds compute their net asset values could cause the value of foreign equity securities to no longer be representative or accurate and, as a result, may necessitate that such securities be fair valued. Accordingly, for foreign equity securities, the Funds may use an independent pricing service to fair value price the security as of the close of regular trading on the New York Stock Exchange. As a result, a Fund’s value for a security may be different from the last sale price (or the latest bid price).

Fixed-income securities are valued by using market quotations or independent pricing services that use either prices provided by market-makers or matrixes that produce estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Other securities, and all other assets, including securities for which a market price is not available or is deemed unreliable, (e.g., securities affected by unusual or extraordinary events, such as natural disasters or securities affected by market or economic events, such as bankruptcy filings), or the value of which is affected by a significant valuation event, are valued at a fair value as determined in good faith by, or under the direction of, the Board of Trustees and in accordance with the Fund’s Valuation Procedures. The value of fair valued securities may be different from the last sale price (or the latest bid price), and there is no guarantee that a fair valued security will be sold at the price at which a Fund is carrying the security.

Investments in other funds are valued at the underlying fund’s net asset value on the date of valuation. Securities held in the Ready Reserves Fund are valued at amortized cost, which approximates market value.

As of September 30, 2012, there were securities held in the International Growth, International Small Cap Growth, Emerging Markets Growth, Bond, Income and Institutional International Growth Funds requiring fair valuation pursuant to the Fund’s Valuation Procedures.

The Global Growth, International Growth, International Leaders, International Equity, International Small Cap Growth, Emerging Markets Growth, Emerging Leaders Growth, Emerging Market Small Cap Growth, Institutional International Growth, and Institutional International Equity Funds may invest in securities denominated in foreign currencies. As such, assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate on the date of valuation. The values of foreign investments, open forward foreign currency contracts, and cash denominated in foreign currencies are translated into U.S. dollars using a spot market rate of exchange as of the time of the determination of each Portfolio’s Net Asset Value, typically 4:00 p.m. Eastern time on days when there is regular trading on the New York Stock Exchange. Payables and receivables for securities transactions, dividends, interest income and tax reclaims are translated into U.S. dollars using a spot market rate of exchange as of 4:00 p.m. Eastern time. Settlement of purchases and sales and dividend and interest receipts are translated into U.S. dollars using a spot market rate of exchange as of 11:00 a.m. Eastern time.

(c) Repurchase Agreements

In a repurchase agreement, a Fund buys a security at one price and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser’s holding period, while the seller’s obligation to repurchase is secured by the value of the underlying security. The Advisor will monitor, on an ongoing basis, the value of the underlying securities to ensure that the value always equals or exceeds the repurchase price plus accrued interest. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. The risk to a Fund is limited to the ability of the seller to pay the agreed upon sum on the delivery date. In the event of default, a repurchase agreement provides that a Fund is entitled to sell the underlying collateral. The loss, if any, to a Fund will be the difference between the proceeds from the sale and the repurchase price. However, if bankruptcy proceedings are commenced with respect to the seller of the security, disposition of the collateral by the Fund may be delayed or limited. Although no definitive creditworthiness criteria are used, the Advisor reviews the creditworthiness of the banks and non-bank dealers with which a Fund enters into repurchase agreements to evaluate those risks. The Advisor will review and monitor the creditworthiness of broker dealers and banks with which a Fund enters into repurchase agreements. A Fund may, under certain circumstances, deem repurchase agreements collateralized by U.S. Government securities to be investments in U.S. Government securities.

(d) Forward Foreign Currency Contracts

The Global Growth, International Growth, International Leaders, International Equity, International Small Cap Growth, Emerging Markets Growth, Emerging Markets Small Cap Growth, Emerging Leaders Growth, Institutional International Growth and Institutional International Equity Funds from time to time may enter into forward foreign currency contracts with the Fund’s custodian and other counterparties in an attempt to hedge against a decline in the value of foreign currency against the U.S. dollar. The Funds bear the market risk that arises from changes in foreign currency rates and bear the credit risk if the counterparty fails to perform under the contract.

The following table presents open forward foreign currency contracts as of September 30, 2012 (values in thousands):

International Growth Fund

Counterparty	Short Contracts	Settlement Date	Local Currency	Current Value	Unrealized Gain/Loss
Morgan Stanley	Euro Currency	12/17/2012	64,025	$82,342	1,216
State Street Bank	Japanese Yen	12/14/2012	6,024,237	77,246	(607)
Bank of New York	Pound Sterling	12/18/2012	93,970	151,710	(214)

International Leaders Fund

Counterparty	Short Contracts	Settlement Date	Local Currency	Current Value	Unrealized Gain/Loss
Morgan Stanley	Euro Currency	12/17/2012	64	$82	1
State Street Bank	Japanese Yen	12/14/2012	5,394	69	(1)
Bank of New York	Pound Sterling	12/18/2012	122	197	—

International Equity

Counterparty	Short Contracts	Settlement Date	Local Currency	Current Value	Unrealized Gain/Loss
Morgan Stanley	Euro Currency	12/17/2012	2,730	$3,511	81

Institutional International Growth Fund

Counterparty	Short Contracts	Settlement Date	Local Currency	Current Value	Unrealized Gain/Loss
Morgan Stanley	Euro Currency	12/17/2012	32,991	$42,429	626
State Street Bank	Japanese Yen	12/14/2012	3,107,688	39,848	(313)
Bank of New York	Pound Sterling	12/18/2012	48,367	78,086	(110)

Institutional International Equity Fund

Counterparty	Short Contracts	Settlement Date	Local Currency	Current Value	Unrealized Gain/Loss
Morgan Stanley	Euro Currency	12/17/2012	4,206	$5,409	125

(e) Income Taxes

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
Growth	$498,297	$147,742	$6,593	$141,149
Large Cap Growth	21,796	6,757	303	6,454
Small Cap Growth	389,115	84,782	36,928	47,854
Mid Cap Growth	351,163	38,598	9,226	29,372
Small-Mid Cap Growth	345,676	52,262	10,046	42,216
Global Growth	46,096	9,367	642	8,725
International Growth	3,134,908	466,640	62,718	403,922
International Leaders	3,720	137	37	100
International Equity	58,532	9,868	911	8,957
International Small Cap Growth	612,919	97,861	19,224	78,637
Emerging Markets Growth	812,537	106,941	12,286	94,655
Emerging Leaders Growth	54,530	4,055	648	3,407
Emerging Markets Small Cap Growth	6,449	1,204	54	1,150
Large Cap Value	3,173	434	50	384
Small Cap Value	227,656	27,841	6,691	21,150
Mid Cap Value	3,732	449	89	360
Small-Mid Cap Value	2,149	247	55	192
Bond	260,857	22,373	146	22,227
Income	128,041	7,635	480	7,155
Low Duration	211,880	2,967	171	2,796
Ready Reserves	1,251,248	—	—	—
Institutional International Growth	1,630,749	232,281	28,279	204,002
Institutional International Equity	88,795	16,667	1,296	15,371

(f) Fair Value Measurements

Fair value is defined as the price that a Fund would receive upon selling a security in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. A three-tier hierarchy of inputs is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1—Quoted prices (unadjusted) in active markets for an identical security.

•

Level 2—Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. In addition, other observable inputs such as foreign exchange rates, benchmark securities indices and foreign futures contracts may be utilized in the valuation of certain foreign securities when significant events occur between the last sale on the foreign securities exchange and the time the net asset value of the Fund is calculated.

•

Level 3—Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Any transfers between Level 1 and Level 2 are disclosed, effective as of the beginning of the period, in the table below with the reason for the transfer disclosed in the note to the tables, if applicable.

As of September 30, 2012, the hierarchical input levels of securities in each Fund, segregated by security class, are as follows (in thousands):

Investments in securities	Growth	Large Cap Growth	Small Cap Growth	Mid Cap Growth	Small-Mid Cap Growth	Global Growth
Level 1 - Quoted prices
Common Stocks	622,732	28,047	394,883	369,198	377,973	53,257
Exchange Traded Funds	—	—	20,938	—	—	—
Level 2 - Other significant observable inputs
Short-Term Investments	16,714	202	21,148	11,337	9,919	1,563
Level 3 - Significant unobservable inputs
None	—	—	—	—	—	—

Total investments in securities	$639,446	$28,249	$436,969	$380,535	$387,892	$54,820

Investments in securities	International Growth	International Leaders	International Equity	International Small Cap Growth	Emerging Markets Growth	Emerging Leaders Growth	Emerging Small Cap Growth
Level 1 - Quoted prices
Common Stocks	3,440,141	3,669	66,882	669,473	874,654	55,852	7,366
Preferred Stocks	—	—	—	—	16,659	1,545	89
Exchange Traded Funds	13,419	—	—	—	—	—	—
Level 2 - Other significant observable inputs
Short-Term Investments	83,433	151	606	21,822	15,443	539	143
Level 3 - Significant unobservable inputs
Common stock	1,055	—	—	—	—	—	—
Convertible bonds	782	—	—	261	436	—	—

Total investments in securities	$3,538,830	$3,820	$67,488	$691,556	$907,192	$57,936	$7,598

Other financial instruments
Level 2 - Other significant observable inputs

Forward foreign currency contracts	$395	—	$81	—	—	—	—

Investments in securities	Large Cap Value	Small Cap Value	Mid Cap Value	Small-Mid Cap Value
Level 1 - Quoted prices
Common Stocks	3,556	239,300	3,935	2,342
Level 2 - Other significant observable inputs
Short-Term Investments	—	9,876	157	—
Level 3 - Significant unobservable inputs
None	—	—	—	—

Total investments in securities	$3,556	$249,176	$4,092	$2,342

Investments in securities	Bond	Income	Low Duration Fund	Ready Reserves
Level 1 - Quoted Prices
None	—	—	—	—
Level 2 - Other significant observable inputs
US Government and Agency Bonds	115,882	63,114	157,975	54,484
Corporate Bonds	155,360	64,566	23,949	136,977
Asset Backed Bonds	8,758	5,363	31,285	44,855
Commercial Paper	—	—	—	797,828
Short-Term Investments	2,917	1,237	1,467	217,104
Level 3 - Significant unobservable inputs
Asset Backed Bonds	167	916	—	—

Total investments in securities	$283,084	$135,196	$214,676	$1,251,248

Investments in securities	Institutional International Growth	Institutional International Equity
Level 1 - Quoted prices
Common Stock	1,771,530	103,031
Preferred Stock	—	—
Exchange traded funds	6,871	—
Level 2 - Other significant observable inputs
Short-Term Investments	55,555	1,136
Level 3 - Significant unobservable inputs
Common Stock	539	—
Convertible Bonds	256	—

Total investments in securities	$1,834,751	$104,167

Other financial instruments
Level 2 - Other significant observable inputs

Forward foreign currency contracts	203	125

*	All the investments held by ready Reserves Fund are short-term investments.

There were no transfers between Level 1 and Level 2 during the year.

Level 1 Common Stocks are exchange-traded securities with a quoted price. See Portfolio of Investments for Sector Classification.

The fair value estimates for the Level 3 securities in the International Growth, International Small Cap Growth, Emerging Markets Growth, Bond, Income and Institutional International Growth Funds were determined in good faith by the Pricing Committee in consultation with the Valuation Committee, pursuant to the Valuation Procedures adopted by the Board of Trustees. There were various factors considered in reaching this fair value determination, including, but not limited to, the following: the type of security, the extent of public trading of the security, information obtained from a broker-dealer for the security, analysis of the company’s performance, market trends that influence its performance and the potential for an adverse outcome in pending litigation. Level 3 securities represented 0.05%, 0.04%, 0.05%, 0.06%, 0.68%, and 0.04% as a percentage of Net Assets in the International Growth, International Small Cap, Emerging Markets Growth, Bond, Income and Institutional International Growth Funds, respectively. The change in net unrealized gain (loss) related to those securities held at September 30, 2012 is included in the change in net unrealized appreciation (depreciation) of investments on the Statement of Operations. There were no transfers to or from Level 3 during the period.

Item 2. Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WILLIAM BLAIR FUNDS

By:	/s/ Michelle R. Seitz
Michelle R. Seitz President

Date: November 26, 2012

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michelle R. Seitz
Michelle R. Seitz President (Principal Executive Officer)

Date: November 26, 2012

By:	/s/ Colette M. Garavalia
Colette M. Garavalia
Treasurer (Principal Financial Officer)

Date: November 26, 2012